                        [American AAdvantage Funds(R) LOGO]

---------------------------------------   --------------------------------------

                               SEMI-ANNUAL REPORT


                     [AMERICAN AADVANTAGE FUNDS EAGLE LOGO]




                                                                    EQUITY FUNDS

                                                                   Balanced Fund
                                                            Large Cap Value Fund
                                                            Small Cap Value Fund
                                                       International Equity Fund


                                                                      BOND FUNDS

                                                          Intermediate Bond Fund
                                                            Short-Term Bond Fund

[BILL QUINN PICTURE]               DEAR FELLOW SHAREHOLDER:

                                        We are pleased to report to you on the
                                   performance of the American AAdvantage
                                   Balanced, Large Cap Value, Small Cap Value,
                                   International Equity, Intermediate Bond and
                                   Short-Term Bond Funds and to provide you with a copy of the Semi-Annual Report for the six months ended April 30, 1999.

                                            THE DOMESTIC EQUITY FUNDS

                                   MARKET RECAP

                                        The U.S. economy continued to be strong
                                   with low unemployment and low inflation
                                   throughout the six-month period. By keeping rates low and steady, the Fed did its part to continue to stimulate economic growth. Encouraged by solid economic news, U.S. stocks continued their surge to record highs throughout the period with the S&P 500 Index gaining 22.27% for the six months. Performance of the S&P 500 Index continued to be driven by an ever narrower group of stocks through the end of March. When cyclical stock companies announced better than expected first quarter earnings and economic indicators showed no slowdown, cyclical stocks rebounded in April. The market began to broaden as evidenced by a dramatic sector rotation from technology, which had consistently led the narrow market higher and higher, to the basic materials and energy sectors.

     Although large cap growth stocks continued to dominate market performance for the first five months of the period, April saw many of the trends reverse. By the end of the six month period, the Dow Jones Industrial Average, which had lagged the S&P 500 Index, returned 26.61%, 4.34% ahead of the S&P 500 Index. Small cap stocks, shunned by investors for the first five months, outpaced larger stocks in April with the Russell 2000 Index returning 8.96% for the month, 5.15% ahead of the S&P 500 Index for April. The Russell 2000 Index returned 15.16% for the six-month period, considerably narrowing the gap relative to the S&P 500 Index. One of the major trends that held in 1998 and persisted during the first five months of the period was the dominance of growth over value across the capitalization spectrum. The Barra Growth Index returned 22.80% for the five months, 10.79% ahead of the Barra Value Index for the same period. April, however, also saw this trend reverse with the Barra Value Index returning 8.62% in April, versus the Barra Growth Index return of -0.19%, which resulted in six-month returns of 22.56% for the Barra Growth Index versus the Barra Value Index return of 21.66%.

PERFORMANCE RECAP

  Balanced Fund

     The Balanced Fund's total return for the six months ended April 30, 1999 was 8.03% for the AMR Class, 7.87% for the Institutional Class and 7.73% for the PlanAhead Class. These returns lagged the Lipper Balanced Fund Index return of 12.80% for the period.

     The Fund increased its holdings in stocks from 58.1% in October 1998 to 60.0% in April 1999 and decreased its exposure to bonds as stocks continued to outperform bonds. The Fund's bond segment returned -0.16% for the six-month period, in line with the Lehman Govt./Corp. Index return of -0.11%.

     The Fund's stock segment returned 14.30% for the six-month period versus the S&P 500 Index's return of 22.27%. The underperformance was largely due to the Fund's value investment style and holding stocks with smaller market capitalizations than the S&P 500 Index (the average market cap for the Fund was $28.5 billion as of April 30, 1999 versus the S&P 500 Index's average of $97.3 billion). As a result of its value style, the Fund's stock selection and resulting sector weightings were very different from the S&P 500. The Fund continues to be substantially overweighted in the financial and utility sectors. The utilities sector was the worst performing sector of the S&P 500 Index for the period and a major detractor from the Fund's performance. Utility stocks, in particular the electric utilities, continue to be attractively priced, with strong fundamentals, especially free cash flow generation. The Fund benefited from its holdings in large banks, as the financial sector was the second best performing sector of the S&P 500 Index for the period. The Fund held large positions in BankAmerica Corp. and Chase Manhattan Corp., which outperformed the S&P 500 Index significantly over the six months. As a result of the Fund's value investment style, health care and technology stocks were significantly underweighted relative to the S&P 500, as the majority of stocks in these sectors carry high price-to-earnings multiples. For the period, technology continued to be the leading sector of the S&P 500 Index. In addition to sector allocation, the Fund's performance suffered from adverse stock selection. The largest individual detractors from the Fund's performance were Philip Morris Companies and Lockheed Martin Corp.

     Although the six-month period was a difficult one for value style managers, the last three months were encouraging. The financial sector bounced back in February, the energy sector saw pricing improvements in March, and the market rotation evidenced in April shows promise that a return to valuation fundamentals may be around the corner.

  Large Cap Value Fund

     The Large Cap Value Fund's total return for the six months ended April 30, 1999 was 14.20% for the AMR Class, 14.08% for the Institutional Class and 13.92% for the PlanAhead Class. These returns lagged the Lipper Growth and Income Fund Index total return of 17.85% for the period. The Fund's value style of investing was rewarded by April's market rotation. In the month of April, the Fund returns were 10.46% for the AMR Class, 10.43% for the Institutional Class and 10.41% for the PlanAhead Class versus the Lipper Growth and Income Fund Index total return of 6.48% for the month.

     The Fund utilizes the same investment managers and the same approach to stock selection as the Balanced Fund. Therefore, it also suffered from overweight positions in financial and utility stocks and from underweighting health care and technology stocks.

  Small Cap Value Fund

     The Institutional Class of the Small Cap Value Fund commenced operations on December 31, 1998. The Institutional Class returned -1.30% for the four-month period since its inception, lagging the Lipper Small Cap Fund Index total return of 0.80% for the same period. The AMR Class and the PlanAhead Class commenced operations on March 1, 1999 with a total return of 8.11% and 8.00% respectively for the two-month period since their inception, slightly lagging the Lipper Small Cap Fund Index total return of 8.61% for the same period.

     While public investors shunned small cap stocks during the first quarter of 1999, strategic buyers and insiders began to capitalize on this small cap sell-off either through acquisitions or share repurchase programs. Several of the issuers held by the Fund were bought by other companies at significant premiums, and others increased their share repurchase activity. The market rotation evidenced in April and discussed in Market Recap above, was most visible among small cap stocks, with the Russell 2000 Index gaining 8.96% for April versus the S&P 500 Index return of 3.81%. The Fund is overweighted in the energy sector relative to the Russell 2000 Index. An indication that oil prices might rise sent the very depressed energy stocks soaring, resulting in this sector being the largest positive contributing factor to the Fund's performance. Within the overall small cap market, the technology sector had the highest return for the first calendar quarter, with internet stocks leading the performance. The Fund's largest sector underweighting is in technology, and it has almost no internet exposure as these stocks are fundamentally overvalued. Thus, the technology sector was the largest detractor from the Fund's performance.

                           INTERNATIONAL EQUITY FUND

MARKET RECAP

     After the third quarter of 1998, in which markets around the world plummeted, most markets, bounced back over the past six months. The international markets rallied in the last two months of 1998 as well as March and April of 1999. The rally at year-end was prompted by central banks around the world cutting interest rates to provide liquidity and support growth. The middle two months saw flat to down markets as the euphoria surrounding European Monetary Union (EMU) was short-lived. EMU took a back seat to economic growth concerns across Europe and Japan. In Europe, fourth quarter 1998 growth numbers were weaker in the big three markets of Germany, France and Italy as their export markets remained soft. In Japan, five consecutive quarters of negative growth and a burgeoning fiscal deficit left investors wondering if there was an end in sight. However in March, the Asian markets, led by Japan, rebounded as the Japanese fiscal year ended and foreign buyers flooded into the markets. The thinking among foreign buyers was that economic conditions had bottomed and should improve. In addition, announced corporate restructurings provided hope that Japanese companies had finally heard the call to restructure and focus on enhancing shareholder value. April was another strong month across most of the developed foreign markets, including most of Europe. A cut in interest rates of 50 bps by the European Central Bank reversed investor sentiment that, after a six-month hiatus, euro-area economic growth appeared poised for a moderate pickup later in 1999.

PERFORMANCE RECAP

     The International Equity Fund's total return for the six month period was 14.71% for the AMR Class, 14.52% for the Institutional Class and 14.42% for the PlanAhead Class, compared to a 14.06% return for the Lipper International Index and a 15.28% return for the MSCI EAFE Index.

     While each class outperformed the Lipper International Index, they each trailed the MSCI EAFE Index primarily due to the Fund's underweighting of the Japanese market. Although this underweighting has served the Fund well in prior years, the Japanese market delivered surprisingly strong returns for the six-month period, up over 25%, and has a weighting in the EAFE index of over 20%. The average weighting for the Fund in Japan during the six-month period was less than 12%. Unfortunately, stock selection in Japan was also negative, as the focus of foreign buying has been on domestically-oriented companies (i.e. banks) which are not as intent on enhancing shareholder value as the more export-oriented companies held in the Fund. The Fund continues to underweight Japan as it entered into its new fiscal year on April 1, 1999: Japanese economic growth remains poor, unemployment is at record levels and consumer demand is nonexistent.

     Without Japan, the Fund would have outperformed the EAFE Index as stock selection and country decisions were positive in Europe. Overweighting the strong Finnish market and underweighting the underperforming markets of Germany and Switzerland added value. Stock selection was positive in Italy and the Netherlands as the Fund's overweighting in Telecom Italia and Philips Electronics added value, respectively. However, stock selection was poor in the United Kingdom due to overweighting British Aerospace and Tomkins. As of April 30, 1999, the United Kingdom remains the largest weighting in the Fund. Additionally, the Fund has many small overweightings among the more attractive smaller European markets.

MANAGER UPDATE

     In late February 1999, AMR Investments and Morgan Stanley Asset Management mutually agreed that Morgan Stanley would no longer serve as subadviser to the Fund. In March 1999, following approval of the Board of Trustees, AMR Investments added Lazard Asset Management ("Lazard") and Independence Investment Associates ("IIA") as subadvisers. Each new manager's strategy complements the other two subadvisers to the Fund as Lazard utilizes a bottom-up fundamental approach to identify stocks it perceives to be undervalued versus their local index, the world index and their peer group, while IIA seeks to add value by identifying those stocks that it believes constitute the other managers' "best ideas" and purchases additional shares in those specific stocks.

                                 THE BOND FUNDS

MARKET RECAP

     The apparent malaise that began to weigh on the U.S. markets was quickly lifted early in the fourth quarter of 1998 by the Federal Reserve's surprise lowering of the Fed Funds rate. Outside of a FOMC meeting, the Fed lowered rates 25 basis points on October 15th. The FOMC followed with another 25 basis point cut in rates on November 17th, bringing the Fed Funds rate to 4.75%. Despite concern that the U.S. economy was beginning to limp under the international turmoil, fourth quarter 1998 GDP posted a surprising 6.0% increase. Consumers continued to be the driving force in the economy, buoyed by aggressive mortgage refinancing and a rapid recovery in the equity markets. During the last quarter of 1998, personal savings turned negative for the first time on record, while unemployment data was very robust. The unemployment rate closed the year at 4.3%. Inflation finished the year remarkably tame with continued downward pressure in the commodity sector, particularly oil.

     The only sector of the economy running against trend in late 1998 was the manufacturing sector, which continued to sag as demand from the international arena paused. The National Association of Purchasing Managers ("NAPM") Index, a more forward-looking measure of manufacturing activity, fell steadily during the fourth quarter to 49.1 at year-end (a rating below 50 is considered contractionary).

     The first four months of 1999 brought significant events: the U.S. Air Force continued its air strikes in Iraq, the Kosovo conflict escalated into war, the OPEC nations agreed to cut oil production and the Dow charged past 10,000. U.S. economic momentum remained unfazed by these events and continued to demonstrate resilience in generating moderate growth with low inflation. First quarter 1999 GDP posted a 4.5% increase, while most economists were anticipating growth of approximately 3.4%. More directly impacting the economy, after lowering rates three times during the latter part of 1998, the FOMC left interest rates unchanged through April 30, 1999, signaling the desire to leave rates alone until faced with an imminent threat of inflation. Unemployment averaged 4.3% during the first quarter and reached as low as 4.2% in March, a 29-year low. At the producer level, signs of improvement surfaced with the NAPM Index rebounding to 54.3 in March.

     The primary area of concern during the period was the gradual rise in certain commodity sector prices, particularly oil. While oil reached a low of under $11 per barrel during February, crude prices closed over $18 per barrel by the end of April, an increase of over 60% during that short period. A majority of the increase was spurred by agreed production cuts among OPEC members. However, the recovery in emerging market economies leads many to believe that the general demand for commodity products worldwide will begin to firm.

     Against this backdrop, the U.S. bond market gradually unwound the flight-to-quality that occurred during the latter half of 1998. A significant portion of the increase in interest rates took place in February after the release of fourth quarter 1998 GDP. The 30-year Bond was at 5.09% at the end of 1998, and closed at 5.65% on April 30. In general, interest rates rose as thoughts of inflation and an overheated economy once again entered the market. Short-term interest rates were relatively unaffected as most of the increase in interest rates occurred in the long-term rates.

PERFORMANCE RECAP

  Intermediate Bond Fund

     During the six-month period ended April 30, 1999 the Intermediate Bond Fund gave back some of the excess performance accumulated since inception. The Fund's performance for the period was -0.10% for the Institutional Class and -0.12% for the PlanAhead Class. These returns lagged the 0.61% return of the Lipper Intermediate Investment Grade Debt Average of 268 funds. The AMR Class commenced operations on March 1, 1999 with a total return of 0.86% for the two-month period since its inception, lagging the Lipper Intermediate Investment Grade Debt Average total return of 1.33% for the same period.

     The Fund underperformed during the six months ended April 30, 1999 due primarily to the fact that the Fund's duration was longer than that of the benchmark throughout the period. As interest rates increased, the Fund's longer duration adversely affected total returns.

  Short-Term Bond Fund

     The Short-Term Bond Fund's total return for the six-month period ended April 30, 1999 was 1.11% for the AMR Class, 0.85% for the Institutional Class and 0.74% for the PlanAhead Class, lagging the 1.76% return of the Lipper Short Investment Grade Debt Fund Average of 110 funds.

     The Short-Term Bond Fund underperformed during the six months ended April 30, 1999 for similar issues as discussed in connection with the Intermediate Bond Fund above. The Fund's duration was longer than that of the benchmark when interest rates began to increase. Note that short-term interest rates were not as adversely affected as intermediate and long-term interest rates.

     As always, we appreciate your confidence and support and we will continue to strive to provide you with above average long-term returns.

                                            Sincerely,
                                            /s/ WILLIAM F. QUINN
                                            William F. Quinn
                                            President
                                            American AAdvantage Funds

AMERICAN AADVANTAGE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                  LARGE CAP    SMALL CAP    INTERNATIONAL   INTERMEDIATE   SHORT-TERM
                                    BALANCED        VALUE        VALUE         EQUITY           BOND          BOND
                                   -----------   -----------   ----------   -------------   ------------   ----------
                                                   (IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)
ASSETS:
    Investment in Portfolio, at
      value......................  $ 1,137,932   $ 1,837,788   $   25,229    $ 1,137,464     $  263,121    $   99,560
    Receivable for fund shares
      sold.......................          845            46           --          3,010          4,043             1
    Receivable for expense
      reimbursement..............            1            --           12             --             --             2
                                   -----------   -----------   ----------    -----------     ----------    ----------
        TOTAL ASSETS.............    1,138,778     1,837,834       25,241      1,140,474        267,164        99,563
                                   -----------   -----------   ----------    -----------     ----------    ----------
LIABILITIES:
    Payable for fund shares
      redeemed...................        9,994           183           --          6,442            220         2,632
    Accrued organization costs...           --            --           --             --              1            --
    Dividends payable............           --            --           --             --             12            11
    Management fees payable (Note
      2).........................           41            26           --            116             48            20
    Other liabilities............          103           127           14             51             42            20
                                   -----------   -----------   ----------    -----------     ----------    ----------
        TOTAL LIABILITIES........       10,138           336           14          6,609            323         2,683
                                   -----------   -----------   ----------    -----------     ----------    ----------
NET ASSETS.......................  $ 1,128,640   $ 1,837,498   $   25,227    $ 1,133,865     $  266,841    $   96,880
                                   ===========   ===========   ==========    ===========     ==========    ==========
ANALYSIS OF NET ASSETS:
    Paid-in-capital..............      936,974     1,347,264       23,374        905,729        268,739       108,026
    Accumulated undistributed
      investment income (loss)...       12,279        11,413           49          5,673             --          (203)
    Accumulated net realized gain
      (loss).....................       29,931       115,940           13         53,883            (26)      (10,152)
    Unrealized net appreciation
      (depreciation) of
      investments................      149,456       362,881        1,791        168,580         (1,872)         (791)
                                   -----------   -----------   ----------    -----------     ----------    ----------
NET ASSETS.......................  $ 1,128,640   $ 1,837,498   $   25,227    $ 1,133,865     $  266,841    $   96,880
                                   ===========   ===========   ==========    ===========     ==========    ==========
Shares outstanding (no par
  value):
    Institutional Class..........   11,279,999     3,698,804      215,583     27,723,422     23,735,920     1,055,601
                                   ===========   ===========   ==========    ===========     ==========    ==========
    PlanAhead Class..............    2,625,220     1,226,184        1,226      2,966,518        278,259       186,336
                                   ===========   ===========   ==========    ===========     ==========    ==========
    AMR Class....................   67,028,836    82,528,189    2,339,695     30,571,624      2,827,429     9,035,016
                                   ===========   ===========   ==========    ===========     ==========    ==========
Net asset value, offering and
  redemption price per share:
    Institutional Class..........  $     13.96   $     20.96   $     9.87    $     18.48     $     9.94    $     9.43
                                   ===========   ===========   ==========    ===========     ==========    ==========
    PlanAhead Class..............  $     13.76   $     20.68   $     9.86    $     18.29     $     9.99    $     9.44
                                   ===========   ===========   ==========    ===========     ==========    ==========
    AMR Class....................  $     13.95   $     21.02   $     9.87    $     18.56     $     9.94    $     9.43
                                   ===========   ===========   ==========    ===========     ==========    ==========

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
STATEMENTS OF OPERATIONS (Unaudited)
--------------------------------------------------------------------------------

                                                     LARGE CAP     SMALL CAP      INTERNATIONAL   INTERMEDIATE   SHORT-TERM
                                          BALANCED     VALUE         VALUE           EQUITY           BOND          BOND
                                          --------   ---------   --------------   -------------   ------------   ----------
                                                                  DECEMBER 31,
                                            SIX MONTHS ENDED        1998 TO
                                             APRIL 30, 1999      APRIL 30, 1999        SIX MONTHS ENDED APRIL 30, 1999
                                          --------------------   --------------   -----------------------------------------
                                                                           (IN THOUSANDS)
INVESTMENT INCOME ALLOCATED FROM
  PORTFOLIO:
    Interest income.....................  $14,104    $    662        $   40         $  1,442        $ 6,423        $3,752
    Dividend income (net of foreign
      taxes of $52, $126 and $924 in
      Balanced, Large Cap Value and
      International Equity Portfolios,
      respectively).....................    8,078      22,563            35           11,171             --            --
    Income derived from securities
      lending, net......................      299         115            --              300             61            16
    Income derived from commission
      recapture.........................        9          25             2               10             --            --
    Portfolio expenses (net of
      reimbursement of $22 for the Small
      Cap Value Fund)...................   (1,789)     (2,957)          (26)          (2,371)          (313)         (172)
                                          -------    --------        ------         --------        -------        ------
        NET INVESTMENT INCOME ALLOCATED
          FROM PORTFOLIO................   20,701      20,408            51           10,552          6,171         3,596
                                          -------    --------        ------         --------        -------        ------
FUND EXPENSES:
    Administrative service fees (Note
      2):
      Institutional Class...............      184         212             2              571            263            22
      PlanAhead Class...................       49          44            --               61              2             4
    Transfer agent fees:
      Institutional Class...............        5           8            --               14              6             4
      PlanAhead Class...................       12           9            --                9             --             1
      AMR Class.........................        4           8            --                2             --            --
    Professional fees...................        1          14             2                9              3            --
    Registration fees and expenses......       37          59             7               28             18            17
    Service Fees -- PlanAhead Class.....       49          44            --               61              2             4
    Other expenses......................       45          44             5               35              6             3
                                          -------    --------        ------         --------        -------        ------
        TOTAL FUND EXPENSES.............      386         442            16              790            300            55
                                          -------    --------        ------         --------        -------        ------
        Less reimbursement of fund
          expenses
          (Note 2)......................       --          --            14               --             --             1
                                          -------    --------        ------         --------        -------        ------
        Net fund expenses...............      386         442             2              790            300            54
                                          -------    --------        ------         --------        -------        ------
NET INVESTMENT INCOME...................   20,315      19,966            49            9,762          5,871         3,542
                                          -------    --------        ------         --------        -------        ------
REALIZED AND UNREALIZED GAIN (LOSS)
  ALLOCATED FROM PORTFOLIO:
    Net realized gain (loss) on
      investments and foreign currency
      transactions......................   31,810     125,211            13           57,522             14        (1,153)
    Change in net unrealized
      appreciation or depreciation of
      investments and foreign currency
      translations......................   31,788      91,371         1,791           77,912         (5,846)       (1,050)
                                          -------    --------        ------         --------        -------        ------
        NET GAIN (LOSS) ON INVESTMENTS..   63,598     216,582         1,804          135,434         (5,832)       (2,203)
                                          -------    --------        ------         --------        -------        ------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS.......................  $83,913    $236,548        $1,853         $145,196        $    39        $1,339
                                          =======    ========        ======         ========        =======        ======

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                       SMALL CAP
                                      BALANCED                 LARGE CAP VALUE           VALUE         INTERNATIONAL EQUITY
                              -------------------------   -------------------------   ------------   -------------------------
                              SIX MONTHS                  SIX MONTHS                  DECEMBER 31,   SIX MONTHS
                                 ENDED                       ENDED                      1998 TO         ENDED
                               APRIL 30,    YEAR ENDED     APRIL 30,    YEAR ENDED     APRIL 30,      APRIL 30,    YEAR ENDED
                                 1999       OCTOBER 31,      1999       OCTOBER 31,       1999          1999       OCTOBER 31,
                              (UNAUDITED)      1998       (UNAUDITED)      1998       (UNAUDITED)    (UNAUDITED)      1998
                              -----------   -----------   -----------   -----------   ------------   -----------   -----------
                                                                       (IN THOUSANDS)
INCREASE (DECREASE) IN NET
 ASSETS:
OPERATIONS:
   Net investment income....  $    20,315   $    38,503   $    19,966   $    39,566     $     49     $     9,762    $  19,062
   Net realized gain (loss)
    on investments and
    foreign currency
    transactions............       31,810        84,921       125,211       192,254           13          57,522       25,471
   Change in net unrealized
    appreciation or
    depreciation of
    investments and foreign
    currency translations...       31,788       (34,989)       91,371      (126,548)       1,791          77,912      (18,604)
                              -----------   -----------   -----------   -----------     --------     -----------    ---------
      NET INCREASE IN NET
        ASSETS RESULTING
        FROM OPERATIONS.....       83,913        88,435       236,548       105,272        1,853         145,196       25,929
                              -----------   -----------   -----------   -----------     --------     -----------    ---------
DISTRIBUTIONS TO
 SHAREHOLDERS:
   Net investment income:
    Institutional Class.....       (4,851)       (5,493)       (3,324)       (4,185)          --          (8,848)      (4,914)
    PlanAhead Class.........       (1,271)       (1,472)         (679)         (491)          --            (885)        (477)
    AMR Class...............      (32,289)      (34,157)      (36,457)      (29,335)          --         (11,220)      (9,771)
   Net realized gain on
    investments:                                                                              --
    Institutional Class.....      (11,657)      (19,670)      (18,859)      (16,184)          --         (12,587)      (6,986)
    PlanAhead Class.........       (3,360)       (5,247)       (4,305)       (2,302)          --          (1,378)        (735)
    AMR Class...............      (71,876)     (108,479)     (175,479)     (105,652)          --         (14,358)     (12,702)
                              -----------   -----------   -----------   -----------     --------     -----------    ---------
      DISTRIBUTIONS TO
        SHAREHOLDERS........     (125,304)     (174,518)     (239,103)     (158,149)          --         (49,276)     (35,590)
                              -----------   -----------   -----------   -----------     --------     -----------    ---------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of
    shares..................       77,854       163,258       161,642       344,005       23,658         372,928      635,921
   Reinvestment of dividends
    and distributions.......      124,969       173,853       238,846       157,512           --          46,261       34,569
   Cost of shares redeemed..     (106,008)     (129,631)     (432,322)     (239,129)        (284)       (332,107)    (426,422)
                              -----------   -----------   -----------   -----------     --------     -----------    ---------
      NET INCREASE
        (DECREASE) IN NET
        ASSETS FROM CAPITAL
        SHARE
        TRANSACTIONS........       96,815       207,480       (31,834)      262,388       23,374          87,082      244,068
                              -----------   -----------   -----------   -----------     --------     -----------    ---------
NET INCREASE (DECREASE) IN
 NET ASSETS.................       55,424       121,397       (34,389)      209,511       25,227         183,002      234,407
                              -----------   -----------   -----------   -----------     --------     -----------    ---------
NET ASSETS:
   Beginning of period......    1,073,216       951,819     1,871,887     1,662,376           --         950,863      716,456
                              -----------   -----------   -----------   -----------     --------     -----------    ---------
   END OF PERIOD*...........  $ 1,128,640   $ 1,073,216   $ 1,837,498   $ 1,871,887     $ 25,227     $ 1,133,865    $ 950,863
                              ===========   ===========   ===========   ===========     ========     ===========    =========
   * Includes undistributed
     net investment income
     (loss) of..............  $    12,279   $    30,375   $    11,413   $    31,907     $     49     $     5,673    $  16,864
                              ===========   ===========   ===========   ===========     ========     ===========    =========


                                  INTERMEDIATE BOND            SHORT-TERM BOND
                              -------------------------   -------------------------
                              SIX MONTHS                  SIX MONTHS
                                 ENDED      YEAR ENDED       ENDED
                               APRIL 30,        TO         APRIL 30,    YEAR ENDED
                                 1999       OCTOBER 31,      1999       OCTOBER 31,
                              (UNAUDITED)      1998       (UNAUDITED)      1998
                              -----------   -----------   -----------   -----------
                                                 (IN THOUSANDS)
INCREASE (DECREASE) IN NET
 ASSETS:
OPERATIONS:
   Net investment income....  $    5,871     $  12,158     $  3,542      $   6,420
   Net realized gain (loss)
    on investments and
    foreign currency
    transactions............          14         5,667       (1,153)          (447)
   Change in net unrealized
    appreciation or
    depreciation of
    investments and foreign
    currency translations...      (5,846)        2,100       (1,050)           365
                              ----------     ---------     --------      ---------
      NET INCREASE IN NET
        ASSETS RESULTING
        FROM OPERATIONS.....          39        19,925        1,339          6,338
                              ----------     ---------     --------      ---------
DISTRIBUTIONS TO
 SHAREHOLDERS:
   Net investment income:
    Institutional Class.....      (5,647)      (12,157)        (557)        (1,349)
    PlanAhead Class.........         (40)           (1)         (96)          (244)
    AMR Class...............        (184)           --       (3,107)        (4,827)
   Net realized gain on
    investments:
    Institutional Class.....      (5,683)         (276)          --             --
    PlanAhead Class.........          (3)           --           --             --
    AMR Class...............          --            --           --             --
                              ----------     ---------     --------      ---------
      DISTRIBUTIONS TO
        SHAREHOLDERS........     (11,557)      (12,434)      (3,760)        (6,420)
                              ----------     ---------     --------      ---------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of
    shares..................     113,403        55,413       16,182         37,611
   Reinvestment of dividends
    and distributions.......      11,555        12,589        3,667          6,183
   Cost of shares redeemed..     (25,469)     (112,872)     (37,779)       (18,534)
                              ----------     ---------     --------      ---------
      NET INCREASE
        (DECREASE) IN NET
        ASSETS FROM CAPITAL
        SHARE
        TRANSACTIONS........      99,489       (44,870)     (17,930)        25,260
                              ----------     ---------     --------      ---------
NET INCREASE (DECREASE) IN
 NET ASSETS.................      87,971       (37,379)     (20,351)        25,178
                              ----------     ---------     --------      ---------
NET ASSETS:
   Beginning of period......     178,870       216,249      117,231         92,053
                              ----------     ---------     --------      ---------
   END OF PERIOD*...........  $  266,841     $ 178,870     $ 96,880      $ 117,231
                              ==========     =========     ========      =========
   * Includes undistributed
     net investment income
     (loss) of..............  $       --     $      --     $   (203)     $      15
                              ==========     =========     ========      =========

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
April 30, 1999
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American AAdvantage Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a no load, open-end management investment company. These financial statements and notes to the financial statements relate to the American AAdvantage Balanced Fund, the American AAdvantage Large Cap Value Fund, the American AAdvantage Small Cap Value Fund, the American AAdvantage International Equity Fund, the American AAdvantage Intermediate Bond, and the American AAdvantage Short-Term Bond Fund (each a "Fund" and collectively, the "Funds"), each a series of the Trust. The Trust commenced sales of additional classes of shares of the Funds (other than the Intermediate Bond and Small Cap Value Funds) on August 1, 1994, designated as "Mileage Class", "PlanAhead Class" and "AMR Class" shares. At the same time, the existing shares of each Fund were redesignated as "Institutional Class" shares. The Mileage Class of each Fund (other than the Intermediate Bond and the Small Cap Value Funds) was terminated on November 1, 1995. Prior to March 1, 1998, the American AAdvantage Large Cap Value Fund was known as the American AAdvantage Growth and Income Fund. The following funds commenced operations as follows:

                                                                              COMMENCEMENT OF
FUND                                                             CLASS           OPERATIONS
----                                                         -------------   ------------------
Intermediate Bond..........................................  Institutional   September 15, 1997
Intermediate Bond..........................................  PlanAhead       March 2, 1998
Intermediate Bond..........................................  AMR             March 1, 1999
Small Cap Value............................................  Institutional   December 31, 1998
Small Cap Value............................................  PlanAhead       March 1, 1999
Small Cap Value............................................  AMR             March 1, 1999

Differences between the Classes include the services offered to and the expenses borne by each class and certain voting rights. Investment income, net capital gains (losses) and all expenses incurred by the Funds are allocated based on relative net assets of each class, except for service fees and certain other fees and expenses related solely to one class of shares.

     Each Fund invests all of its investable assets in the corresponding portfolio of the AMR Investment Services Trust, an open-end diversified management investment company, as follows:

    AMERICAN AADVANTAGE:                 INVESTS ASSETS IN                    AMR INVESTMENT SERVICES TRUST:
    Balanced Fund                                                             Balanced Portfolio
    Large Cap Value Fund                                                      Large Cap Value Portfolio
    Small Cap Value Fund                                                      Small Cap Value Portfolio
    International Equity Fund                                                 International Equity Portfolio
    Intermediate Bond Fund                                                    Intermediate Bond Portfolio
    Short-Term Bond Fund                                                      Short-Term Bond Portfolio

     Each AMR Investment Services Portfolio has the same investment objectives as its corresponding Fund. The value of such investment reflects each Fund's proportionate interest in the net assets of the corresponding portfolio (99.67%, 99.46%, 99.88%, 94.08%, 99.88% and 99.11% at April 30, 1999 of the AMR
Investment Services Balanced, Large Cap Value, Small Cap Value, International Equity, Intermediate Bond and Short-Term Bond Portfolios, respectively) (each a "Portfolio" and collectively the "Portfolios"). The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
April 30, 1999
--------------------------------------------------------------------------------

     AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

     The following is a summary of the significant accounting policies followed by the Funds.

  Valuation of Investments

     Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

  Investment Income and Dividends to Shareholders

     Each Fund records its share of net investment income and realized and unrealized gain (loss) in the Portfolio each day. All net investment income and realized and unrealized gain (loss) of each Portfolio is allocated pro rata among the corresponding Fund and other investors in each Portfolio at the time of such determination. Dividends from net investment income of the Balanced, Large Cap Value, Small Cap Value and International Equity Funds normally will be declared and paid annually. The Intermediate Bond and Short-Term Bond Funds generally declare dividends from net investment income daily, payable monthly. Distributions, if any, of net realized capital gains normally will be paid annually after the close of the fiscal year in which realized.

     Dividends are determined in accordance with income tax principles which may treat certain transactions differently than generally accepted accounting principles.

  Federal Income and Excise Taxes

     It is the policy of each of the Funds to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required. At April 30, 1999, the Short-Term Bond Fund had a capital loss carryforward for federal income tax purposes of approximately $9,199,000 expiring in years 2001-2006.

  Expenses

     Expenses directly attributable to a Fund are charged to that Fund's operations. Expenses directly attributable to a Class of shares are charged to that Class. Expenses incurred by the Trust with respect to any two or more of the Funds are allocated in proportion to the net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Each share of each Fund, regardless of class, bears equally those expenses that are allocated to the Fund as a whole.

  Valuation of Shares

     The price per share is calculated separately for each class of each Fund on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. With respect to a class of a Fund, price per share is computed by dividing the value of the Class' pro rata allocation of the Fund's investments and other assets, less liabilities, by the number of Class shares outstanding.
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
April 30, 1999
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

  Management Agreement

     The Manager and the Trust entered into an Administrative Service Agreement which obligates the Manager to provide or oversee administrative and management services to the Funds. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of
 .25% of the average daily net assets of the Institutional and PlanAhead Classes of each of the Funds.

  Distribution Plan

     The Trust has adopted a "defensive" Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which no fees may be charged to the Funds for distribution purposes. However, the plan authorizes the fees received by the Manager and the investment advisers hired by the Manager to be used for distribution purposes. Under this plan, the Trust does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Trust shares. During the six months ended April 30, 1999, the Manager waived service fees totaling $1,076 for the Short-Term Bond Fund.

  Other

     Certain officers or trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided unlimited air transportation on American. However, the Trust compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel. For the six months ended April 30, 1999, the cost of air transportation was not material to any of the Funds. At April 30, 1999, AMR Corporation and subsidiary companies and Employee Benefit Trusts thereof owned 100% of AMR Class shares of the Funds. Trustees and officers of the Trust as a group owned 4% of the Institutional Class of the Small Cap Value Fund at April 30, 1999.

3. CAPITAL SHARE TRANSACTIONS

     The tables below summarize the activity in capital shares for each Class of the Funds (in thousands):

Six Months Ended April 30, 1999

                                                 INSTITUTIONAL CLASS       PLANAHEAD CLASS           AMR CLASS
                                                 --------------------    -------------------    -------------------
                BALANCED FUND                    SHARES      AMOUNT      SHARES     AMOUNT      SHARES     AMOUNT
                -------------                    -------    ---------    ------    ---------    ------    ---------
Shares sold..................................        581    $   7,668      818     $  11,313    4,302     $  58,873
Reinvestment of dividends....................      1,219       16,191      352         4,613    7,862       104,165
Shares redeemed..............................       (519)      (7,003)   (1,383)     (18,656)   (6,005)     (80,349)
                                                 -------    ---------    ------    ---------    ------    ---------
Net increase (decrease) in capital shares
  outstanding................................      1,281    $  16,856     (213)    $  (2,730)   6,159     $  82,689
                                                 =======    =========    ======    =========    ======    =========

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
April 30, 1999
--------------------------------------------------------------------------------

                                               INSTITUTIONAL CLASS       PLANAHEAD CLASS            AMR CLASS
                                               --------------------    --------------------    --------------------
           LARGE CAP VALUE FUND                SHARES      AMOUNT      SHARES      AMOUNT      SHARES      AMOUNT
           --------------------                -------    ---------    -------    ---------    -------    ---------
Shares sold................................        770    $  15,374        855    $  14,405      6,669    $ 131,863
Reinvestment of dividends..................      1,148       21,966        146        4,944     11,050      211,936
Shares redeemed............................     (8,567)    (170,837)    (1,754)     (33,777)   (11,961)    (227,708)
                                               -------    ---------    -------    ---------    -------    ---------
Net increase (decrease) in capital shares
  outstanding..............................     (6,649)   $(133,497)      (753)   $ (14,428)     5,758    $ 116,091
                                               =======    =========    =======    =========    =======    =========

                                               INSTITUTIONAL CLASS       PLANAHEAD CLASS            AMR CLASS
                                               --------------------    --------------------    --------------------
           SMALL CAP VALUE FUND                SHARES      AMOUNT      SHARES      AMOUNT      SHARES      AMOUNT
           --------------------                -------    ---------    -------    ---------    -------    ---------
Shares sold................................        216    $   2,150          1    $      11      2,369    $  21,497
Reinvestment of dividends..................         --           --         --           --         --           --
Shares redeemed............................         --           --         --           --        (30)        (284)
                                               -------    ---------    -------    ---------    -------    ---------
Net increase in capital shares
  outstanding..............................        216    $   2,150          1    $      11      2,339    $  21,213
                                               =======    =========    =======    =========    =======    =========

                                               INSTITUTIONAL CLASS       PLANAHEAD CLASS            AMR CLASS
                                               --------------------    --------------------    --------------------
         INTERNATIONAL EQUITY FUND             SHARES      AMOUNT      SHARES      AMOUNT      SHARES      AMOUNT
         -------------------------             -------    ---------    -------    ---------    -------    ---------
Shares sold................................     16,506    $ 282,661      1,955    $  33,216      3,340    $  57,051
Reinvestment of dividends..................      1,098       18,726        116        1,956      1,494       25,579
Shares redeemed............................    (14,016)    (241,272)    (1,865)     (31,956)    (3,431)     (58,879)
                                               -------    ---------    -------    ---------    -------    ---------
Net increase in capital shares
  outstanding..............................      3,588    $  60,115        206    $   3,216      1,403    $  23,751
                                               =======    =========    =======    =========    =======    =========

                                               INSTITUTIONAL CLASS       PLANAHEAD CLASS            AMR CLASS
                                               --------------------    --------------------    --------------------
          INTERMEDIATE BOND FUND               SHARES      AMOUNT      SHARES      AMOUNT      SHARES      AMOUNT
          ----------------------               -------    ---------    -------    ---------    -------    ---------
Shares sold................................      8,038    $  82,030        319    $   3,262      2,832    $  28,111
Reinvestment of dividends..................      1,115       11,327          4           44         18          184
Shares redeemed............................     (2,438)     (24,752)       (48)        (487)       (23)        (230)
                                               -------    ---------    -------    ---------    -------    ---------
Net increase in capital shares
  outstanding..............................      6,715    $  68,605        275    $   2,819      2,827    $  28,065
                                               =======    =========    =======    =========    =======    =========

                                               INSTITUTIONAL CLASS       PLANAHEAD CLASS            AMR CLASS
                                               --------------------    --------------------    --------------------
           SHORT-TERM BOND FUND                SHARES      AMOUNT      SHARES      AMOUNT      SHARES      AMOUNT
           --------------------                -------    ---------    -------    ---------    -------    ---------
Shares sold................................        190    $   1,812         75    $     710      1,436    $  13,660
Reinvestment of dividends..................         50          472          9           87        327        3,108
Shares redeemed............................     (1,101)     (10,428)      (284)      (2,695)    (2,609)     (24,656)
                                               -------    ---------    -------    ---------    -------    ---------
Net increase (decrease) in capital
  shares outstanding.......................       (861)   $  (8,144)      (200)   $  (1,898)      (846)   $  (7,888)
                                               =======    =========    =======    =========    =======    =========

Year Ended October 31, 1998

                                               INSTITUTIONAL CLASS       PLANAHEAD CLASS            AMR CLASS
                                               --------------------    --------------------    --------------------
               BALANCED FUND                   SHARES      AMOUNT      SHARES      AMOUNT      SHARES      AMOUNT
               -------------                   -------    ---------    -------    ---------    -------    ---------
Shares sold................................        311    $   4,507      1,325    $  19,901      9,561    $ 138,850
Reinvestment of dividends..................      1,792       24,512        496        6,705     10,442      142,636
Shares redeemed............................     (1,264)     (19,259)    (1,127)     (16,805)    (6,540)     (93,567)
                                               -------    ---------    -------    ---------    -------    ---------
Net increase in capital shares
  outstanding..............................        839    $   9,760        694    $   9,801     13,463    $ 187,919
                                               =======    =========    =======    =========    =======    =========

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
April 30, 1999
--------------------------------------------------------------------------------

                                                 INSTITUTIONAL CLASS      CLASS           AMR CLASS
                                                 --------------------    ------------------    -------------------
            LARGE CAP VALUE FUND                 SHARES      AMOUNT      SHARES     AMOUNT     SHARES     AMOUNT
            --------------------                 -------    ---------    ------    --------    ------    ---------
Shares sold..................................     3,629     $ 76,949     1,359     $ 28,766    11,020    $ 238,290
Reinvestment of dividends....................       978       19,751       139        2,773     6,666      134,988
Shares redeemed..............................    (3,546)     (74,564)    ( 907)     (18,695)   (6,887)    (145,870)
                                                 ------     --------     -----     --------    ------    ---------
Net increase in capital shares outstanding...     1,061     $ 22,136       591     $ 12,844    10,799    $ 227,408
                                                 ======     ========     =====     ========    ======    =========

                                                 INSTITUTIONAL CLASS       PLANAHEAD CLASS           AMR CLASS
                                                 --------------------    -------------------    -------------------
          INTERNATIONAL EQUITY FUND              SHARES      AMOUNT      SHARES     AMOUNT      SHARES     AMOUNT
          -------------------------              -------    ---------    ------    ---------    ------    ---------
Shares sold..................................     24,063    $ 379,746    8,870     $ 127,776    7,532     $ 128,399
Reinvestment of dividends....................        686       10,935       73         1,156    1,408        22,478
Shares redeemed..............................    (14,183)    (206,694)  (7,369)     (102,036)  (6,868)     (117,692)
                                                 -------    ---------    ------    ---------    ------    ---------
Net increase in capital shares outstanding...     10,566    $ 183,987    1,574     $  26,896    2,072     $  33,185
                                                 =======    =========    ======    =========    ======    =========

                                                 INSTITUTIONAL CLASS       PLANAHEAD CLASS
                                                 --------------------    -------------------
           INTERMEDIATE BOND FUND                SHARES      AMOUNT      SHARES     AMOUNT
           ----------------------                -------    ---------    ------    ---------
Shares sold..................................      5,402    $  55,384        3     $      29
Reinvestment of dividends....................      1,204       12,589       --            --
Shares redeemed..............................    (10,855)    (112,872)      --            --
                                                 -------    ---------    ------    ---------
Net increase (decrease) in capital shares
  outstanding................................     (4,249)   $ (44,899)       3     $      29
                                                 =======    =========    ======    =========

                                                 INSTITUTIONAL CLASS       PLANAHEAD CLASS           AMR CLASS
                                                 --------------------    -------------------    -------------------
            SHORT-TERM BOND FUND                 SHARES      AMOUNT      SHARES     AMOUNT      SHARES     AMOUNT
            --------------------                 -------    ---------    ------    ---------    ------    ---------
Shares sold..................................        381    $   3,680      183     $   1,771    3,338     $  32,160
Reinvestment of dividends....................        114        1,099       24           233      504         4,851
Shares redeemed..............................       (962)      (9,258)    (350)       (3,379)    (613)       (5,897)
                                                 -------    ---------    ------    ---------    ------    ---------
Net increase (decrease) in capital shares
  outstanding................................       (467)   $  (4,479)    (143)    $  (1,375)   3,229     $  31,114
                                                 =======    =========    ======    ==========   ======     =========

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE BALANCED FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                                   INSTITUTIONAL CLASS
                                                        -------------------------------------------------------------------------
                                                        SIX MONTHS
                                                           ENDED
                                                         APRIL 30,                       YEAR ENDED OCTOBER 31,
                                                          1999(A)      ----------------------------------------------------------
                                                        (UNAUDITED)    1998(A)     1997(A)     1996(A B)    1995(A C)    1994(D)
                                                        -----------    --------    --------    ---------    ---------    --------
Net asset value, beginning of period..................   $  14.56      $  16.18    $  15.14    $  13.95     $  12.36     $  13.23
                                                         --------      --------    --------    --------     --------     --------
Income from investment operations:
   Net investment income..............................       0.24(I)       0.51(I)     0.63(I)     0.59(J)      0.54         0.57
   Net gains (losses) on securities (both realized and
     unrealized)......................................       0.82(I)       0.76(I)     2.16(I)     1.61(I)      1.71        (0.54)
                                                         --------      --------    --------    --------     --------     --------
Total from investment operations......................       1.06          1.27        2.79        2.20         2.25         0.03
                                                         --------      --------    --------    --------     --------     --------
Less distributions:
   Dividends from net investment income...............      (0.49)        (0.63)      (0.59)      (0.57)       (0.52)       (0.56)
   Distributions from net realized gains on
     securities.......................................      (1.17)        (2.26)      (1.16)      (0.44)       (0.14)       (0.34)
                                                         --------      --------    --------    --------     --------     --------
Total distributions...................................      (1.66)        (2.89)      (1.75)      (1.01)       (0.66)       (0.90)
                                                         --------      --------    --------    --------     --------     --------
Net asset value, end of period........................   $  13.96      $  14.56    $  16.18    $  15.14     $  13.95     $  12.36
                                                         ========      ========    ========    ========     ========     ========
Total return(E F).....................................      7.87%         9.04%      20.04%      16.46%       19.39%      (0.08)%
                                                         ========      ========    ========    ========     ========     ========
Ratios and supplemental data:
   Net assets, end of period (in thousands)...........   $157,516      $145,591    $148,176    $298,009     $249,913     $222,873
   Ratios to average net assets (annualized)(G):
       Expenses.......................................      0.60%(I)      0.59%(I)    0.60%(I)    0.62%(I)     0.63%        0.36%
       Net investment income..........................      3.52%(I)      3.54%(I)    3.88%(I)    4.00%(I)     4.30%        4.77%
   Decrease reflected in above expense ratio due to
     absorption of expenses by the Manager............         --            --          --          --           --           --
   Portfolio turnover rate(H).........................         --            --          --          --          73%          48%

---------------

(A) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.

(B) Capital Guardian Trust Company was replaced by Brandywine Asset Management, Inc. as an investment adviser to the Balanced Fund on April 1, 1996.

(C) GSB Investment Management, Inc. was added as an investment adviser to the Balanced Fund as of January 1, 1995.

(D) Average shares outstanding for the period rather than end of period shares were used to compute net investment income per share.

(E) Total return reflects accrual for the maximum shareholder services fee of .30% for periods prior to August 1, 1994.

(F) Total returns for the PlanAhead and AMR Classes for the period ended October 31, 1994 reflect Institutional Class returns from November 1, 1993 through July 31, 1994 and returns of the applicable class for the period August 1, 1994 (commencement of operations of the new classes) through October 31, 1994. Due to the different expense structures between the classes, total returns would vary from the results shown had the classes been in operation for the entire year.

(G) Effective August 1, 1994, expenses include administrative services fees paid by the Fund to the Manager. Prior to that date, expenses exclude shareholder services fees paid directly by shareholders to the Manager. Such fees amounted to approximately $.01 per share in each period on an annualized basis.

(H) On November 1, 1995, the American AAdvantage Balanced Fund invested all of its investable assets in the AMR Investment Services Balanced Portfolio. The portfolio turnover rate for the year ended October 31, 1998 and the six months ended April 30, 1999 is shown in the Statement of Changes in Net Assets of the AMR Investment Services Trust included elsewhere in this report.

(I) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Balanced Portfolio.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE BALANCED FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                           PLANAHEAD CLASS                                                      AMR CLASS
---------------------------------------------------------------------   ---------------------------------------------------------
SIX MONTHS                                                              SIX MONTHS
   ENDED                                                   AUGUST 1        ENDED
 APRIL 30,             YEAR ENDED OCTOBER 31,                 TO         APRIL 30,              YEAR ENDED OCTOBER 31,
  1999(A)     -----------------------------------------   OCTOBER 31,     1999(A)     -------------------------------------------
(UNAUDITED)   1998(A)   1997(A)   1996(A B)   1995(A C)     1994(D)     (UNAUDITED)   1998(A)    1997(A)    1996(A B)   1995(A C)
-----------   -------   -------   ---------   ---------   -----------   -----------   --------   --------   ---------   ---------
  $ 14.35     $ 16.03   $ 15.03    $ 13.90     $ 12.35     $  12.35      $  14.57     $  16.23   $  15.18   $  13.98    $  12.36
  -------     -------   -------    -------     -------     --------      --------     --------   --------   --------    --------
     0.22(I)     0.47(I)    0.63(I)     0.57(I)     0.54       0.12          0.26(I)      0.55(I)     0.70(I)     0.63(I)     0.58
     0.80(I)     0.75(I)    2.10(I)     1.56(I)     1.67      (0.12)         0.82(I)      0.76(I)     2.13(I)     1.61(I)     1.71
  -------     -------   -------    -------     -------     --------      --------     --------   --------   --------    --------
     1.02        1.22      2.73       2.13        2.21           --          1.08         1.31       2.83       2.24        2.29
  -------     -------   -------    -------     -------     --------      --------     --------   --------   --------    --------
    (0.44)      (0.64)    (0.57)     (0.56)      (0.52)          --         (0.53)       (0.71)     (0.62)     (0.60)      (0.53)
    (1.17)      (2.26)    (1.16)     (0.44)      (0.14)          --         (1.17)       (2.26)     (1.16)     (0.44)      (0.14)
  -------     -------   -------    -------     -------     --------      --------     --------   --------   --------    --------
    (1.61)      (2.90)    (1.73)     (1.00)      (0.66)          --         (1.70)       (2.97)     (1.78)     (1.04)      (0.67)
  -------     -------   -------    -------     -------     --------      --------     --------   --------   --------    --------
  $ 13.76     $ 14.35   $ 16.03    $ 15.03     $ 13.90     $  12.35      $  13.95     $  14.57   $  16.23   $  15.18    $  13.98
  =======     =======   =======    =======     =======     ========      ========     ========   ========   ========    ========
    7.73%       8.73%    19.75%     16.01%      19.06%      (0.16)%         8.03%        9.34%     20.36%     16.77%      19.77%
  =======     =======   =======    =======     =======     ========      ========     ========   ========   ========    ========
  $36,123     $40,717   $34,354    $18,000     $ 5,450     $    528      $935,001     $886,908   $769,289   $576,673    $542,619
    0.91%(I)    0.89%(I)   0.90%(I)    0.97%(I)    0.99%      0.92%         0.34%(I)     0.33%(I)    0.34%(I)    0.37%(I)    0.38%
    3.23%(I)    3.23%(I)   3.52%(I)    3.64%(I)    3.70%      4.04%         3.78%(I)     3.79%(I)    4.09%(I)    4.26%(I)    4.54%
       --          --        --         --       0.10%         .07%            --           --         --         --          --
       --                    --         --         73%          48%            --                      --         --         73%

              AMR CLASS
-----------  -----------
SIX MONTHS
   ENDED      AUGUST 1
 APRIL 30,       TO
  1999(A)    OCTOBER 31,
(UNAUDITED)    1994(D)
-----------  -----------
  $ 14.35     $  12.35
  -------     --------
     0.22(I)      0.14
     0.80(I)     (0.13)
  -------     --------
     1.02         0.01
  -------     --------
    (0.44)          --
    (1.17)          --
  -------     --------
    (1.61)          --
  -------     --------
  $ 13.76     $  12.36
  =======     ========
    7.73%      (0.08)%
  =======     ========
  $36,123     $393,504
    0.91%(I)     0.36%
    3.23%(I)     4.65%
       --           --
       --          48%

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE LARGE CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                         INSTITUTIONAL CLASS
                                                  -----------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED
                                                   APRIL 30,                  YEAR ENDED OCTOBER 31,
                                                   1999(A I)    ---------------------------------------------------
                                                  (UNAUDITED)   1998(A)    1997(A)    1996(A B)   1995(A)   1994(C)
                                                  -----------   --------   --------   ---------   -------   -------
Net asset value, beginning of period............    $ 20.93     $  21.63   $  18.50    $ 15.91    $ 14.19   $ 14.63
                                                    -------     --------   --------    -------    -------   -------
Income from investment operations:
  Net investment income.........................       0.18(H)      0.40(H)     0.42(H)     0.42(H)    0.41    0.43
  Net gains on securities (both realized and
    unrealized).................................       2.51(H)      0.89(H)     4.43(H)     3.15(H)    2.28    0.08
                                                    -------     --------   --------    -------    -------   -------
Total from investment operations................       2.69         1.29       4.85       3.57       2.69      0.51
                                                    -------     --------   --------    -------    -------   -------
Less distributions:
  Dividends from net investment income..........      (0.40)       (0.41)     (0.41)     (0.41)     (0.43)    (0.41)
  Distributions from net realized gains on
    securities..................................      (2.26)       (1.58)     (1.31)     (0.57)     (0.54)    (0.54)
                                                    -------     --------   --------    -------    -------   -------
Total distributions.............................      (2.66)       (1.99)     (1.72)     (0.98)     (0.97)    (0.95)
                                                    -------     --------   --------    -------    -------   -------
Net asset value, end of period..................    $ 20.96     $  20.93   $  21.63    $ 18.50    $ 15.91   $ 14.19
                                                    =======     ========   ========    =======    =======   =======
Total return(D E)...............................     14.08%        6.28%     28.05%     23.37%     20.69%     3.36%
                                                    =======     ========   ========    =======    =======   =======
Ratios and supplemental data:
  Net assets, end of period (in thousands)......    $77,509     $216,548   $200,887    $81,183    $71,608   $22,737
  Ratios to average net assets (annualized)(F):
    Expenses....................................      0.60%(H)     0.57%(H)    0.61%(H)    0.62%(H)   0.62%   0.33%
    Net investment income.......................      1.97%(H)     1.86%(H)    2.10%(H)    2.55%(H)   2.84%   3.28%
  Decrease reflected in above expense ratio due
    to absorption of expenses by the Manager....         --           --         --         --         --        --
  Portfolio turnover rate(H G)..................         --           --         --         --        26%       23%

---------------

(A) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.

(B) Capital Guardian Trust Company was replaced by Brandywine Asset Management, Inc. as an investment adviser to the Large Cap Value Fund on April 1, 1996.

(C) Average shares outstanding for the period rather than end of period shares were used to compute net investment income per share.

(D) Total return reflects accrual for the maximum shareholder services fee of .30% for periods prior to August 1, 1994.

(E) Total returns for the PlanAhead and AMR Classes for the period ended October 31, 1994 reflect Institutional Class returns from November 1, 1993 through July 31, 1994 and returns of the applicable class for the period August 1, 1994 (commencement of operations of the new classes) through October 31, 1994. Due to the different expense structures between the classes, total returns would vary from the results shown had the classes been in operation for the entire year.

(F) Effective August 1, 1994, expenses include administrative services fees paid by the fund to the Manager. Prior to that date, expenses exclude shareholder services fees paid directly by shareholders to the Manager. Such fees amounted to less than $.01 per share in each period on an annualized basis.

(G) On November 1, 1995, the American AAdvantage Large Cap Value Fund invested all of its investable assets in the AMR Investment Services Portfolio. The portfolio turnover rate for the years ended October 31, 1998 and the six months ended April 30, 1999 is shown in the Statement of Changes in Net Assets of the AMR Investment Services Trust included elsewhere in this report.

(H) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Large Cap Value Portfolio.

(I) Prior to March 1, 1999, the Large Cap Value Fund was known as the Growth and Income Fund.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE LARGE CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                          PLANAHEAD CLASS                                                       AMR CLASS
-------------------------------------------------------------------   -------------------------------------------------------------
SIX MONTHS                                                            SIX MONTHS
   ENDED                                                 AUGUST 1,       ENDED
 APRIL 30,            YEAR ENDED OCTOBER 31,                TO         APRIL 30,                YEAR ENDED OCTOBER 31,
 1999(A I)    ---------------------------------------   OCTOBER 31,    1999(A I)    -----------------------------------------------
(UNAUDITED)   1998(A)   1997(A)   1996(A B)   1995(A)     1994(C)     (UNAUDITED)    1998(A)      1997(A)     1996(A B)    1995(A)
-----------   -------   -------   ---------   -------   -----------   -----------   ----------   ----------   ----------   --------
  $ 20.67     $ 21.38   $ 18.33    $ 15.81    $ 14.17     $13.99      $    21.03    $    21.70   $    18.56   $    15.95   $  14.20
  -------     -------   -------    -------    -------     ------      ----------    ----------   ----------   ----------   --------
     0.17(H)     0.35(H)    0.35(H)     0.39(H)    0.40     0.05            0.24(H)       0.46(H)      0.45(H)      0.47(H)    0.44
     2.46(H)     0.86(H)    4.39(H)     3.10(H)    2.22     0.13            2.48(H)       0.89(H)      4.47(H)      3.15(H)    2.30
  -------     -------   -------    -------    -------     ------      ----------    ----------   ----------   ----------   --------
     2.63        1.21      4.74       3.49       2.62       0.18            2.72          1.35         4.92         3.62       2.74
  -------     -------   -------    -------    -------     ------      ----------    ----------   ----------   ----------   --------
    (0.36)      (0.34)    (0.38)     (0.40)     (0.44)        --           (0.47)        (0.44)       (0.47)       (0.44)     (0.45)
    (2.26)      (1.58)    (1.31)     (0.57)     (0.54)        --           (2.26)        (1.58)       (1.31)       (0.57)     (0.54)
  -------     -------   -------    -------    -------     ------      ----------    ----------   ----------   ----------   --------
    (2.62)      (1.92)    (1.69)     (0.97)     (0.98)        --           (2.73)        (2.02)       (1.78)       (1.01)     (0.99)
  -------     -------   -------    -------    -------     ------      ----------    ----------   ----------   ----------   --------
  $ 20.68     $ 20.67   $ 21.38    $ 18.33    $ 15.81     $14.17      $    21.02    $    21.03   $    21.70   $    18.56   $  15.95
  =======     =======   =======    =======    =======     ======      ==========    ==========   ==========   ==========   ========
   13.92%       5.94%    27.64%     22.98%     20.14%      3.21%          14.20%         6.56%       28.40%       23.66%     21.03%
  =======     =======   =======    =======    =======     ======      ==========    ==========   ==========   ==========   ========
  $25,352     $40,907   $29,684    $16,084    $ 4,821     $   56      $1,734,637    $1,614,432   $1,431,805   $1,008,518   $706,884
     0.90%(H)    0.86%(H)  0.93%(H)   0.94%(H)   0.99%      0.95%           0.34%(H)      0.31%(H)     0.34%(H)     0.36%(H)   0.38%
     1.66%(H)    1.58%(H)  1.85%(H)   2.16%(H)   2.23%      1.50%           2.18%(H)      2.12%(H)     2.45%(H)     2.80%(H)   3.20%
       --          --        --       0.02%      0.09%      0.10%             --            --           --           --         --
       --          --        --         --         26%        23%             --            --           --           --         26%

              AMR CLASS
-----------  -----------
SIX MONTHS
   ENDED      AUGUST 1,
 APRIL 30,       TO
 1999(A I)   OCTOBER 31,
(UNAUDITED)    1994(C)
-----------  -----------
  $ 20.67     $  13.99
  -------     --------
     0.17(H)      0.11
     2.46(H)      0.10
  -------     --------
     2.63         0.21
  -------     --------
    (0.36)          --
    (2.26)          --
  -------     --------
    (2.62)          --
  -------     --------
  $ 20.68     $  14.20
  =======     ========
    13.92%        3.43%
  =======     ========
  $25,352     $505,892
     0.90%(H)     0.37%
     1.66%(H)     3.18%
       --           --
       --           23%

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                               INSTITUTIONAL CLASS   PLANAHEAD CLASS      AMR CLASS
                                               -------------------   ----------------   --------------
                                                DECEMBER 31, 1998
                                                       TO               MARCH 1 TO        MARCH 1 TO
                                                 APRIL 30, 1999       APRIL 30, 1999    APRIL 30, 1999
                                                   (UNAUDITED)         (UNAUDITED)       (UNAUDITED)
                                               -------------------   ----------------   --------------
Net asset value, beginning of period.........        $ 10.00              $ 9.13           $  9.13
                                                     -------              ------           -------
Income from investment operations:
  Net investment income(A)...................           0.03                0.01              0.02
  Net gains (losses) on securities (both
     realized and unrealized)(A).............          (0.16)               0.72              0.72
                                                     -------              ------           -------
Total from investment operations.............          (0.13)               0.73              0.74
                                                     -------              ------           -------
Less distributions:
  Dividends from net investment income.......             --                  --                --
  Distributions from net realized gains on
     securities..............................             --                  --                --
                                                     -------              ------           -------
Total distributions..........................             --                  --                --
                                                     -------              ------           -------
Net asset value, end of period...............        $  9.87              $ 9.86           $  9.87
                                                     =======              ======           =======
Total return.................................          (1.30)%              8.00%             8.11%
                                                     =======              ======           =======
Ratios and supplemental data:
  Net assets, end of period (in thousands)...        $ 2,128              $   12           $23,087
  Ratios to average net assets
     (annualized)(A):
     Expenses................................           0.99%               1.19%             0.72%
     Net investment income...................           0.94%               1.07%             1.47%
     Decrease reflected in above expense
       ratio due to absorption of expenses by
       the Manager...........................           3.01%               0.52%             0.54%

---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Small Cap Value Portfolio.

--------------------------------------------------------------------------------

                      (This page intentionally left blank)

AMERICAN AADVANTAGE INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                                     INSTITUTIONAL CLASS
                                                              -----------------------------------------------------------------
                                                              SIX MONTHS
                                                                 ENDED
                                                               APRIL 30,                  YEAR ENDED OCTOBER 31,
                                                               1999(A B)    ---------------------------------------------------
                                                              (UNAUDITED)   1998(A)    1997(A)    1996(A)   1995(A)   1994(C D)
                                                              -----------   --------   --------   -------   -------   ---------
Net asset value, beginning of period........................   $  16.93     $  17.08   $  15.01   $ 13.29   $ 12.87    $ 12.07
                                                               --------     --------   --------   -------   -------    -------
Income from investment operations:
   Net investment income....................................       0.15(I)      0.33(I)    0.34(I)   0.28(I)   0.27       0.32
   Net gains on securities (both realized and unrealized)...       2.24(I)      0.34(I)    2.44(I)   1.95(I)   0.68       1.10
                                                               --------     --------   --------   -------   -------    -------
Total from investment operations............................       2.39         0.67       2.78      2.23      0.95       1.42
                                                               --------     --------   --------   -------   -------    -------
Less distributions:
   Dividends from net investment income.....................      (0.35)       (0.34)     (0.30)    (0.27)    (0.21)     (0.17)
   Distributions from net realized gains on securities......      (0.49)       (0.48)     (0.41)    (0.24)    (0.32)     (0.45)
                                                               --------     --------   --------   -------   -------    -------
Total distributions.........................................      (0.84)       (0.82)     (0.71)    (0.51)    (0.53)     (0.62)
                                                               --------     --------   --------   -------   -------    -------
Net asset value, end of period..............................   $  18.48     $  16.93   $  17.08   $ 15.01   $ 13.29    $ 12.87
                                                               ========     ========   ========   =======   =======    =======
Total return(E F)...........................................     14.52%        4.19%     19.08%    17.27%     7.90%     11.77%
                                                               ========     ========   ========   =======   =======    =======
Ratios and supplemental data:
   Net assets, end of period (in thousands).................   $512,305     $408,581   $231,793   $62,992   $25,757    $23,115
   Ratios to average net assets (annualized)(G):
       Expenses.............................................      0.73%(I)     0.80%(I)   0.83%(I)  0.85%(I)  0.85%      0.61%
       Net investment income................................      1.79%(I)     2.05%(I)   2.35%(I)  2.19%(I)  2.37%      2.74%
   Portfolio turnover rate(H)...............................         --           --         --        --       21%        37%

---------------

(A) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.

(B) Morgan Stanley Asset Management, Inc. was replaced by Lazard Asset Management and Independence Investment Associates on March 1, 1999.

(C) Morgan Stanley Asset Management Inc. was added as an investment adviser to the International Equity Fund as of August 1, 1994.

(D) Average shares outstanding for the period rather than end of period shares were used to compute net investment income per share.

(E) Total return reflects accrual for the maximum shareholder services fee of .30% for periods prior to August 1, 1994.

(F) Total returns for the PlanAhead and AMR Classes for the period ended October 31, 1994 reflect Institutional Class returns from November 1, 1993 through July 31, 1994 and returns of the applicable class for the period August 1, 1994 (commencement of operations of the new classes) through October 31, 1994. Due to the different expense structures between the classes, total returns would vary from the results shown had the classes been in operation for the entire year.

(G) Effective August 1, 1994, expenses include administrative services fees paid by the Fund to the Manager. Prior to that date, expenses exclude shareholder services fees paid directly by shareholders to the Manager. Such fees amounted to less than $.04 per share in each period on an annualized basis.

(H) On November 1,1995, the American AAdvantage International Equity Fund invested all of its investable assets in the AMR Investment Services International Equity Portfolio. The portfolio turnover rate for the years ended October 31, 1998 and the six months ended April 30, 1999 is shown in the Statement of Changes in Net Assets of the AMR Investment Services Trust included elsewhere in this report.

(I) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services International Equity Portfolio.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         PLANAHEAD CLASS                                                   AMR CLASS
-----------------------------------------------------------------   -------------------------------------------------------
SIX MONTHS                                                            SIX MONTHS
   ENDED                                                 AUGUST 1,       ENDED
 APRIL 30,           YEAR ENDED OCTOBER 31,                 TO         APRIL 30,             YEAR ENDED OCTOBER 31,
 1999(A B)    -------------------------------------     OCTOBER 31,    1999(A B)    -----------------------------------------
(UNAUDITED)   1998(A)    1997(A)    1996(A)    1995(A)   1994(C D)    (UNAUDITED)   1998(A)    1997(A)    1996(A)    1995(A)
-----------   -------    -------    -------    -------   ----------   -----------   --------   --------   --------   --------
  $ 16.75     $ 16.92    $ 14.90    $ 13.20    $12.85     $ 12.61      $  17.01     $  17.15   $  15.06   $  13.31   $  12.87
  -------     -------    -------    -------    ------     -------      --------     --------   --------   --------   --------
     0.12(I)     0.31(I)    0.30(I)    0.26(I)   0.24        0.06          0.17(I)      0.37(I)    0.37(I)    0.31(I)    0.30
     2.23(I)     0.31(I)    2.41(I)    1.92(I)   0.64        0.18          2.26(I)      0.34(I)    2.46(I)    1.98(I)    0.68
  -------     -------    -------    -------    ------     -------      --------     --------   --------   --------   --------
     2.35        0.62       2.71       2.18      0.88        0.24          2.43         0.71       2.83       2.29       0.98
  -------     -------    -------    -------    ------     -------      --------     --------   --------   --------   --------
    (0.32)      (0.31)     (0.28)     (0.24)    (0.21)         --         (0.39)       (0.37)     (0.33)     (0.30)     (0.32)
    (0.49)      (0.48)     (0.41)     (0.24)    (0.32)         --         (0.49)       (0.48)     (0.41)     (0.24)     (0.32)
  -------     -------    -------    -------    ------     -------      --------     --------   --------   --------   --------
    (0.81)      (0.79)     (0.69)     (0.48)    (0.53)         --         (0.88)       (0.85)     (0.74)     (0.54)     (0.54)
  -------     -------    -------    -------    ------     -------      --------     --------   --------   --------   --------
  $ 18.29     $ 16.75    $ 16.92    $ 14.90    $13.20     $ 12.85      $  18.56     $  17.01   $  17.15   $  15.06   $  13.31
  =======     =======    =======    =======    ======     =======      ========     ========   ========   ========   ========
    14.42%       3.94%     18.71%     16.95%     7.37%      11.60%        14.71%        4.44%     19.39%     17.72%      8.18%
  =======     =======    =======    =======    ======     =======      ========     ========   ========   ========   ========
  $54,255     $46,242    $20,075    $ 7,138    $1,456     $   375      $567,305     $496,040   $464,588   $330,898   $227,939
     1.01%(I)    1.08%(I)   1.14%(I)   1.17%(I)  1.33%       1.25%         0.48%(I)     0.53%(I)   0.58%(I)   0.57%(I)   0.60%
     1.50%(I)    1.72%(I)   1.95%(I)   1.76%(I)  2.08%       1.86%         2.03%(I)     2.26%(I)   2.51%(I)   2.49%(I)   2.65%
       --          --         --         --        21%         37%           --           --         --         --         21%

              AMR CLASS
-----------  -----------
SIX MONTHS
   ENDED      AUGUST 1,
 APRIL 30,       TO
 1999(A B)   OCTOBER 31,
(UNAUDITED)   1994(C D)
-----------  -----------
  $ 16.75     $  12.61
  -------     --------
     0.12(I)      0.05
     2.23(I)      0.21
  -------     --------
     2.35         0.26
  -------     --------
    (0.32)          --
    (0.49)          --
  -------     --------
    (0.81)          --
  -------     --------
  $ 18.29     $  12.87
  =======     ========
    14.42%       11.77%
  =======     ========
  $54,255     $165,524
     1.01%(I)     0.63%
     1.50%(I)     1.41%
       --           37%

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE INTERMEDIATE BOND FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                 INSTITUTIONAL CLASS                  PLAN AHEAD CLASS         AMR CLASS
                                      -----------------------------------------   -------------------------   -----------
                                      SIX MONTHS                                  SIX MONTHS                    MARCH 1
                                         ENDED                    SEPTEMBER 15,      ENDED        MARCH 2         TO
                                       APRIL 30,    YEAR ENDED         TO          APRIL 30,        TO         APRIL 30,
                                         1999       OCTOBER 31,    OCTOBER 31,       1999       OCTOBER 31,      1999
                                      (UNAUDITED)      1998           1997        (UNAUDITED)      1998       (UNAUDITED)
                                      -----------   -----------   -------------   -----------   -----------   -----------
Net asset value, beginning of
  period............................   $  10.50      $  10.17       $  10.00       $  10.55      $  10.25      $   9.95
                                       --------      --------       --------       --------      --------      --------
Income from investment operations:
  Net investment income(A)..........       0.27          0.59           0.07           0.26          0.37          0.10
  Net gains (losses) on securities
    (both realized and
    unrealized)(A)..................      (0.54)         0.34           0.17          (0.54)         0.30         (0.01)
                                       --------      --------       --------       --------      --------      --------
Total from investment operations....      (0.27)         0.93           0.24          (0.28)         0.67          0.09
                                       --------      --------       --------       --------      --------      --------
Less distributions:
  Dividends from net investment
    income..........................      (0.27)        (0.59)         (0.07)         (0.26)        (0.37)        (0.10)
  Distributions from net realized
    gains on securities.............      (0.02)        (0.01)            --          (0.02)           --            --
                                       --------      --------       --------       --------      --------      --------
Total distributions.................      (0.29)        (0.60)         (0.07)         (0.28)        (0.37)        (0.10)
                                       --------      --------       --------       --------      --------      --------
Net asset value, end of period......   $   9.94      $  10.50       $  10.17       $   9.99      $  10.55      $   9.94
                                       ========      ========       ========       ========      ========      ========
Total return........................      (0.10)%        9.37%          2.41%         (0.12)%        6.63%         0.86%
                                       ========      ========       ========       ========      ========      ========
Ratios and supplemental data:
  Net assets, end of period (in
    thousands)......................   $235,955      $178,840       $216,249       $  2,780      $     30      $ 28,106
  Ratios to average net assets
    (annualized)(A):
    Expenses........................       0.57%         0.57%          0.59%          0.85%         0.86%         0.30%
    Net investment income...........       5.36%         5.74%          5.63%          5.01%         5.21%         5.67%

---------------

(A)The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Intermediate Bond Portfolio.

--------------------------------------------------------------------------------

                      (This page intentionally left blank)

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE SHORT-TERM BOND FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                     INSTITUTIONAL CLASS
                                               ----------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED
                                                APRIL 30,                  YEAR ENDED OCTOBER 31,
                                                  1999       --------------------------------------------------
                                               (UNAUDITED)   1998(A)    1997       1996       1995       1994
                                               -----------   -------   -------   --------   --------   --------
Net asset value, beginning of period.........    $ 9.63      $  9.63   $  9.68   $   9.82   $   9.67   $  10.23
                                                 ------      -------   -------   --------   --------   --------
Income from investment operations:
    Net investment income....................      0.24(F)      0.62(F)   0.64(F)    0.62(F)    0.62       0.52
    Net gains (losses) on securities (both
      realized and unrealized)...............     (0.16)(F)       --(F)  (0.05)(F)  (0.14)(F)   0.15      (0.46)
                                                 ------      -------   -------   --------   --------   --------
Total from investment operations.............      0.08         0.62      0.59       0.48       0.77       0.06
                                                 ------      -------   -------   --------   --------   --------
Less distributions:
    Dividends from net investment income.....     (0.28)       (0.62)    (0.64)     (0.62)     (0.62)     (0.52)
    Distributions from net realized gains on
      securities.............................        --           --        --         --         --      (0.10)
                                                 ------      -------   -------   --------   --------   --------
Total distributions..........................     (0.28)       (0.62)    (0.64)     (0.62)     (0.62)     (0.62)
                                                 ------      -------   -------   --------   --------   --------
Net asset value, end of period...............    $ 9.43      $  9.63   $  9.63   $   9.68   $   9.82   $   9.67
                                                 ======      =======   =======   ========   ========   ========
Total return(B C)............................     0.85%        6.60%     6.29%      5.10%      8.18%      0.42%
                                                 ======      =======   =======   ========   ========   ========
Ratios and supplemental data:
    Net assets, end of period (in
      thousands).............................    $9,959      $18,453   $22,947   $108,929   $137,293   $112,141
    Ratios to average net assets
      (annualized)(D):
    Expenses.................................     0.63%(F)     0.65%(F)  0.57%(F)   0.60%(F)   0.60%      0.31%
    Net investment income....................     5.95%(F)     6.43%(F)  6.67%(F)   6.41%(F)   6.36%      5.26%
    Decrease reflected in above expense ratio
      due to absorption of expenses by the
      Manager................................        --           --        --         --         --         --
    Portfolio turnover rate(E)...............        --           --        --         --       183%        94%

---------------

(A) Prior to March 1, 1998, the American AAdvantage Short-Term Bond Fund was known as the American AAdvantage Limited-Term Income Fund.

(B) Total return reflects accrual for the maximum shareholder services fee of .30% for periods prior to August 1, 1994.

(C) Total returns for the PlanAhead and AMR Classes for the period ended October 31, 1994 reflect Institutional Class returns from November 1, 1993 through July 31, 1994 and returns of the applicable class for the period August 1, 1994 (commencement of operations of the new classes) through October 31, 1994. Due to the different expense structures between the classes, total returns would vary from the results shown had the classes been in operation for the entire year.

(D) Effective August 1, 1994, expenses include administrative services fees paid by the Fund to the Manager. Prior to that date, expenses exclude shareholder services fees paid directly by shareholders to the Manager. Such fees amounted to less than $.03 per share in each period on an annualized basis.

(E) On November 1, 1995, the American AAdvantage Short-Term Bond Fund invested all of its investable assets in the AMR Investment Services Short-Term Bond Portfolio. The portfolio turnover rate for the years ended October 31, 1998 and the six months ended April 30, 1999 is shown in the Statement of Changes in Net Assets of the AMR Investment Services Trust included elsewhere in this report.

(F) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Short-Term Bond Portfolio.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE SHORT-TERM BOND FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                       PLANAHEAD CLASS                                                       AMR CLASS
--------------------------------------------------------------   -----------------------------------------------------------------
SIX MONTHS                                                       SIX MONTHS
   ENDED                                            AUGUST 1,       ENDED                                               AUGUST 1,
 APRIL 30,          YEAR ENDED OCTOBER 31,             TO         APRIL 30,           YEAR ENDED OCTOBER 31,               TO
   1999       ----------------------------------   OCTOBER 31,      1999       -------------------------------------   OCTOBER 31,
(UNAUDITED)   1998(A)    1997     1996     1995       1994       (UNAUDITED)   1998(A)    1997      1996      1995        1994
-----------   -------   ------   ------   ------   -----------   -----------   -------   -------   -------   -------   -----------
  $ 9.64      $ 9.63    $ 9.68   $ 9.82   $ 9.68     $ 9.78        $  9.62     $  9.62   $  9.67   $  9.81   $  9.68     $  9.78
  ------      ------    ------   ------   ------     ------        -------     -------   -------   -------   -------     -------
    0.23 (F)    0.60(F)   0.61(F)   0.60(F)   0.59     0.13           0.28(F)     0.65(F)    0.66(F)    0.65(F)    0.64      0.14
   (0.16)(F)    0.01(F)  (0.05)(F)  (0.14)(F)   0.14    (0.10)       (0.17)(F)      --(F)   (0.05)(F)   (0.14)(F)    0.13     (0.10)
  ------      ------    ------   ------   ------     ------        -------     -------   -------   -------   -------     -------
    0.07        0.61      0.56     0.46     0.73       0.03           0.11        0.65      0.61      0.51      0.77        0.04
  ------      ------    ------   ------   ------     ------        -------     -------   -------   -------   -------     -------
   (0.27)      (0.60)    (0.61)   (0.60)   (0.59)     (0.13)         (0.30)      (0.65)    (0.66)    (0.65)    (0.64)      (0.14)
      --          --        --       --       --         --             --          --        --        --        --          --
  ------      ------    ------   ------   ------     ------        -------     -------   -------   -------   -------     -------
   (0.27)      (0.60)    (0.61)   (0.60)   (0.59)     (0.13)         (0.30)      (0.65)    (0.66)    (0.65)    (0.64)      (0.14)
  ------      ------    ------   ------   ------     ------        -------     -------   -------   -------   -------     -------
  $ 9.44      $ 9.64    $ 9.63   $ 9.68   $ 9.82     $ 9.68        $  9.43     $  9.62   $  9.62   $  9.67   $  9.81     $  9.68
  ======      ======    ======   ======   ======     ======        =======     =======   =======   =======   =======     =======
   0.74%       6.50%     6.01%    4.83%    7.83%      0.45%          1.11%       6.93%     6.57%     5.38%     8.22%       0.59%
  ======      ======    ======   ======   ======     ======        =======     =======   =======   =======   =======     =======
  $1,759      $3,722    $5,096   $3,399   $1,576     $  403        $85,162     $95,056   $64,010   $59,526   $64,595     $53,445
   0.85% (F)   0.85%(F)  0.85%(F)  0.85%(F)  0.83%    0.79%          0.34%(F)    0.34%(F)   0.32%(F)   0.33%(F)   0.36%     0.33%
   5.72% (F)   6.24%(F)  6.36%(F)  6.11%(F)  6.16%    5.10%          6.25%(F)    6.71%(F)   6.90%(F)   6.66%(F)   6.60%     5.77%
   0.08%       0.08%     0.05%    0.09%    0.23%      0.21%             --          --        --        --        --          --
      --          --        --       --     183%        94%             --          --        --        --      183%         94%

--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                   PAR
                                  AMOUNT       VALUE
                                 --------    ----------
                                 (DOLLARS IN THOUSANDS)
U.S. TREASURY OBLIGATIONS - 12.68%
U.S. TREASURY BILLS - 0.31%
4.325%, Due 7/22/99............  $  3,645    $    3,609
                                             ----------
    TOTAL U. S. TREASURY
      BILLS....................                   3,609
                                             ----------
U.S. TREASURY BONDS - 5.16%
10.75%, Due 2/15/2003..........       560           663
14.00%, Due 11/15/2011.........     2,750         4,159
10.375%, Due 11/15/2012........     5,130         6,756
7.25%, Due 5/15/2016...........     3,500         4,001
8.125%, Due 8/15/2019..........     8,120        10,201
7.25%, Due 8/15/2022...........     7,635         8,883
6.25%, Due 8/15/2023...........     3,880         4,040
6.00%, Due 2/15/2026...........     2,555         2,588
6.75%, Due 8/15/2026...........     3,205         3,568
6.375%, Due 8/15/2027..........     6,475         6,902
6.125%, Due 11/15/2027.........     1,165         1,203
5.25%, Due 11/15/2028..........     6,470         5,979
                                             ----------
    TOTAL U.S. TREASURY
      BONDS....................                  58,943
                                             ----------
U.S. TREASURY COUPON STRIP - 0.81%
Due 2/15/2009..................    12,500         7,225
Due 5/15/2011..................     4,000         1,996
                                             ----------
    TOTAL U.S. TREASURY COUPON
      STRIP....................                   9,221
                                             ----------
U.S. TREASURY NOTES - 6.40%
6.3755, Due 5/15/1999..........     5,000         5,002
6.00%, Due 6/30/1999...........     1,000         1,002
6.875%, Due 3/31/2000..........     1,000         1,018
5.63%, Due 4/30/2000...........     1,000         1,007
5.50%, Due 5/31/2000...........     9,440         9,493
6.25%, Due 5/31/2000...........     1,000         1,013
6.00%, Due 8/15/2000...........     2,000         2,024
5.625%, Due 11/30/2000.........     1,500         1,513
6.375%, Due 3/31/2001..........     1,500         1,535
5.625%, Due 5/15/2001..........     1,000         1,010
6.625%, Due 7/31/2001..........     7,030         7,252
5.875%, Due 8/15/2001..........     2,030         2,149
6.38%, Due 9/30/2001...........     2,000         2,056
7.50%, Due 11/15/2001..........     1,000         1,055
5.88%, Due 11/30/2001..........     1,000         1,018
7.50%, Due 5/15/2002...........     1,500         1,595
6.00%, Due 7/31/2002...........     2,750         2,812
6.375%, Due 8/15/2002..........     1,250         1,292
6.25%, Due 8/31/2002...........     1,335         1,375
6.25%, Due 2/15/2003...........     1,000         1,034
4.75%, Due 2/15/2004...........       775           760

                                   PAR
                                  AMOUNT       VALUE
                                 --------    ----------
                                 (DOLLARS IN THOUSANDS)
7.875%, Due 11/15/2004.........  $  2,000    $    2,239
5.875%, Due 11/15/2005.........     1,000         1,028
7.00%, Due 7/15/2006...........     4,830         5,281
6.50%, Due 10/15/2006..........     8,575         9,138
6.625%, Due 5/15/2007..........     5,235         5,637
5.50%, Due 2/15/2008...........     1,000         1,007
4.75%, Due 11/15/2008..........     1,755         1,676
                                             ----------
    TOTAL U.S. TREASURY
      NOTES....................                  73,021
                                             ----------
    TOTAL U.S. TREASURY
      OBLIGATIONS..............                 144,794
                                             ----------
U.S. AGENCY MORTGAGE-BACKED
  OBLIGATIONS - 5.02%
FEDERAL HOME LOAN MORTGAGE
  CORPORATION - 2.78%
5.125%, Due 2/26/2002..........     2,765         2,742
5.73%, Due 8/11/2003...........     1,000         1,002
5.13%, Due 9/15/2003...........     4,220         4,137
5.81%, Due 8/17/2005...........     1,250         1,251
5.85%, Due 1/22/2008...........     1,000           991
6.00%, Due 3/1/2013............       589           585
5.50%, Due 1/1/2014............     4,989         4,853
6.50%, Due 10/1/2028...........     1,932         1,923
6.50%, Due 10/1/2028...........       567           564
6.00%, Due 2/1/2029............     6,039         5,864
6.50%, Due 4/1/2029............     5,499         5,473
TBA 6.00%, Due 12/31/2099......     2,000         1,984
TBA 6.50%, Due 12/31/2099......       400           398
                                             ----------
    TOTAL FEDERAL HOME LOAN
      MORTGAGE CORPORATION.....                  31,767
                                             ----------
FEDERAL NATIONAL MORTGAGE
  ASSOCIATION - 2.02%
5.125%, Due 2/13/2004..........     1,088         1,065
Series 1989-21 G, 10.45%, Due
  4/25/2019....................        96           103
Pool # 306505, 8.00%, Due
  3/1/2025.....................       328           342
TBA, 6.09%, Due 9/27/2027......     2,500         2,393
5.98%, Due 11/12/2027..........     2,500         2,356
Pool # 481469, 6.00%, Due
  2/1/2029.....................     6,046         5,865
Pool # 323706, 7.00%, Due
  4/1/2029.....................     2,250         2,299
TBA, 6.50%, Due 12/1/2099......     4,340         4,311
TBA, 6.50%, Due 12/1/2099......     4,280         4,315
                                             ----------
    TOTAL FEDERAL NATIONAL
      MORTGAGE ASSOCIATION.....                  23,049
                                             ----------

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                   PAR
                                  AMOUNT       VALUE
                                 --------    ----------
                                 (DOLLARS IN THOUSANDS)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.22%
Pool # 466318, 7.00%,
  Due 1/15/2028................  $  2,441    $    2,479
                                             ----------
    TOTAL GOVERNMENT NATIONAL
      MORTGAGE
      ASSOCIATION..............                   2,479
                                             ----------
    TOTAL U.S. AGENCY
      MORTGAGE-BACKED
      OBLIGATIONS..............                  57,295
                                             ----------
ASSET-BACKED SECURITIES - 1.29%
Amresco Commercial Mortgage
  Funding I, Series 1997-C1 A3,
  7.19%, Due 6/17/2029.........     1,510         1,576
Asset Securitization
  Corporation, Series 1997-D5
  A1C, 6.75%, Due 2/14/2041....     2,000         2,033
Chase Commercial Mortgage
  Securities Corporation,
  Series 1997-1 A2, 7.37%,
  Due 2/19/2007................     1,100         1,148
Commercial Mortgage Asset
  Trust, 6.64%, Due 9/17/2010..     2,000         2,000
Ditech Home Owner Trust, 6.71%,
  Due 8/15/2018................     2,225         2,258
Firstplus Home Loan Owner
  Trust, 6.32%, Due 8/10/2016..     3,000         3,021
LB Commercial Conduit Mortgage
  Trust, 6.21%, Due
  10/15/2008...................     2,440         2,401
Olympic Automobile Receivable,
  7.875%, Due 7/15/2001........       275           275
                                             ----------
    TOTAL ASSET-BACKED
      SECURITIES...............                  14,712
                                             ----------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 0.84%
CitiCorp Mortgage Securities,
  Incorporated,
  6.92%, Due 8/25/2027.........       446           448
Credit Suisse First Boston
  Mortgage, 7.24%,
  Due 6/20/2029................       400           416
CountryWide, Incorporated,
  8.25%, Due 5/25/2010.........       600           615
  7.50%, Due 7/25/2011.........       506           516
DLJ Mortgage Acceptance
  Corporation, 4.56%, Due
  3/25/2024....................       122           122
Green Tree Financial
  Corporation, 7.00%, Due
  10/15/2027...................     1,300         1,316
ICI Funding Corporation Secured
  Assets Trust, 7.60%, Due
  7/25/2028....................       405           404
Mortgage Capital Funding,
  Incorporated,
  6.758%, Due 2/20/2004........       615           626

                                   PAR
                                  AMOUNT       VALUE
                                 --------    ----------
                                 (DOLLARS IN THOUSANDS)
Nomura Asset Securities
  Corporation,
  8.15%, Due 4/4/2027..........  $  2,500    $    2,697
Residential Funding Mortgage
  Securities I,
  6.35%, Due 8/25/2023.........        96            96
The Money Store Home Equity
  Trust, 7.66%, Due 8/15/2026..     1,500         1,545
Securitized Multiple Asset,
  7.72%, Due 4/15/2005.........     1,626           731
                                             ----------
    TOTAL NON-AGENCY
      MORTGAGE-BACKED
      OBLIGATIONS..............                   9,532
                                             ----------
CORPORATE BONDS - 17.51%
  BANKS - 1.78%
Amsouth Bancorporation, 6.125%,
  Due 3/1/2009.................     2,910         2,818
BankAmerica Corporation,
  8.125%, Due 2/1/2002.........       600           634
Capital One Bank MTN, 7.35%,
  Due 6/20/2000................       385           391
Chase Manhattan Corporation,
  8.625%, Due 5/1/2002.........       700           751
  6.00%, Due 11/1/2005.........     1,650         1,632
Citigroup, Incorporated,
  6.875%, Due 2/15/2098........       910           866
  5.80%, Due 3/15/2004.........     1,170         1,160
First Chicago Corporation,
  9.875%, Due 8/15/2000........     1,000         1,052
Inter-American Devel Bank,
  5.375%, Due 11/18/2008.......     1,280         1,223
National City Corporation,
  6.875%, Due 5/15/2019........       680           678
NationsBank Corporation, 7.00%,
  Due 9/15/2001................     1,000         1,026
  6.60%, Due 5/15/2010.........     1,600         1,608
PNC Funding Corporation,
  6.125%, Due 9/1/2003.........     1,520         1,522
Popular, Incorporated, 6.20%,
  Due 4/30/2001................     1,150         1,147
Skandinaviska Enskilda Banken,
  6.594%, Due 6/29/2049........     3,800         3,765
                                             ----------
    TOTAL BANKS................                  20,273
                                             ----------
  FINANCE - 5.28%
American General Finance
  Corporation, MTN, 5.75%, Due
  11/23/2001...................     1,200         1,197
Associates Corporation of North
  America, 6.00%, Due
  4/15/2003....................     2,000         1,996
AT&T Capital Corporation,
  6.875%, Due 1/16/2001........     1,020         1,037
  5.86%, Due 4/26/2002.........       650           647
Caterpillar Financial Services,
  5.99%, Due 3/11/2002.........     2,500         2,509

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                   PAR
                                  AMOUNT       VALUE
                                 --------    ----------
                                 (DOLLARS IN THOUSANDS)
CIT Group, Incorporated, 5.25%,
  Due 2/15/2004................  $    630    $      616
CNA Financial Corporation,
  6.95%, Due 1/15/2018.........     1,675         1,584
Countrywide Funding
  Corporation, MTN, 6.38%, Due
  10/8/2002....................     2,135         2,143
  6.25%, Due 4/15/2009.........     3,800         3,690
Credit Suisse First Boston,
  6.48%, Due 4/11/2030.........     2,500         2,479
CS First Boston Mortgage
  Securities Corporation,
  6.60%, Due 6/15/2027.........     2,600         2,644
EOP Oper Limited Partnership,
  6.38%, Due 2/15/2012.........     1,120         1,113
Finova Capital Corporation,
  6.75%, Due 3/9/2009..........     2,000         2,012
Ford Motor Credit Company,
  6.125%, Due 4/28/2003........     2,125         2,135
General Electric Capital Corp,
  7.875%, Due 12/1/2006........     1,000         1,109
General Motors Acceptance
  Corporation, 5.91%, Due
  3/11/2002....................     1,700         1,701
Household Finance Corporation,
  6.50%, Due 11/15/2008........     2,485         2,477
Lehman Brothers Holdings,
  Incorporated,
  6.375%, Due 3/15/2001........       530           532
  6.20%, Due 1/15/2002.........     2,250         2,243
  6.625%, Due 4/1/2004.........       630           633
Liberty Property Limited
  Partnership, 7.75%, Due
  4/15/2009....................     1,500         1,479
Merrill Lynch & Company,
  Incorporated,
  6.00%, Due 2/12/2003.........     1,000         1,000
  6.00%, Due 2/17/2009.........       750           722
Merrill Lynch Mortgage
  Investors, Incorporated,
  7.12%, Due 6/18/2029.........       660           685
Money Store Trust, 7.55%, Due
  2/15/2020....................     1,170         1,185
Newcourt Credit Group, 6.875%,
  Due 2/16/2005................     1,470         1,506
Paine Webber Group,
  Incorporated MTN, 7.74%, Due
  1/30/2012....................     2,200         2,345
PMI Group, Incorporated, 6.75%,
  Due 11/15/2006...............     2,000         2,044
Provident Companies,
  Incorporated, 7.25%,
  3/15/2028....................     2,070         2,101
Salomon, Incorporated, 6.25%,
  Due 5/15/2003................     2,750         2,770
Simon Debartolo Group LP,
  6.625%, Due 6/15/2003........     1,675         1,660
Texaco, Incorporated MTN,
  6.19%, Due 7/9/2003..........       750           754

                                   PAR
                                  AMOUNT       VALUE
                                 --------    ----------
                                 (DOLLARS IN THOUSANDS)
Transamerica Finance
  Corporation MTN, 6.125%, Due
  11/01/2001...................  $  2,475    $    2,487
Travelers Property Casualty
  Corporation, 6.75%, Due
  4/15/2001....................     2,600         2,636
US West Capital Funding,
  Incorporated, 6.50%, Due
  11/15/2018...................     2,500         2,400
                                             ----------
    TOTAL FINANCE..............                  60,271
                                             ----------
FOREIGN - 1.09%
Foreningsbk Kredit, 6.656%, Due
  12/29/2049...................     3,250         3,163
Nordbanken AB MTN, 6.412%, Due
  10/29/2049...................     3,000         2,969
Province of Quebec, 7.50%, Due
  7/15/2023....................     1,600         1,741
  5.75%, Due 2/15/2009.........     1,750         1,705
Rio Tinto Limited, 6.00%, Due
  8/26/2006....................     2,865         2,864
                                             ----------
    TOTAL FOREIGN..............                  12,442
                                             ----------
INDUSTRIAL - 7.85%
Akzo Nobel, Incorporated,
  6.00%, Due 11/15/2003........     2,880         2,837
Albertsons, Incorporated,
  6.375%, Due 6/1/2000.........     1,000         1,012
Atlantic Richfield Corporation,
  8.50%, Due 4/1/2012..........     1,270         1,508
Bemis, Incorporated, 6.70%, Due
  7/1/2005.....................     1,000         1,024
Boise Cascade Office Products
  Company, 7.05%, Due
  5/15/2005....................       795           778
Capital Cities ABC,
  Incorporated, 8.875%, Due
  12/15/2000...................     1,000         1,044
Coca Cola Company, 6.625%, Due
  10/1/2002....................     1,000         1,020
  6.75%, Due 9/15/2028.........     1,060         1,041
Comdisco, Incorporated, 5.95%,
  Due 4/30/2002................       840           837
Conoco, Incorporated 5.90%, Due
  4/15/2004....................       625           621
  6.95%, Due 4/15/2029.........     3,825         3,770
E.I. DuPont de Nemours &
  Company, 6.75%, Due
  10/15/2002...................     1,000         1,032
Exxon Corporation, 7.45%, Due
  12/15/2001...................     1,000         1,041
Federated Department Stores,
  Incorporated, 6.79%, Due
  7/15/2027....................     1,405         1,433
Ford Motor Company, 9.00%, Due
  9/15/2001....................     1,000         1,069
  6.63%, Due 10/1/2028.........     1,600         1,534
General Motors Corporation,
  6.75%, Due 5/01/2028.........     2,200         2,145

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                   PAR
                                  AMOUNT       VALUE
                                 --------    ----------
                                 (DOLLARS IN THOUSANDS)
Hershey Foods Corporation,
  6.95%, Due 3/1/2007..........  $  1,000    $    1,054
Ikon Office Solutions,
  Incorporated, 6.75%, Due
  12/1/2025....................     1,695         1,364
Ingersoll Rand Company, 6.34%,
  Due 12/3/2001................     2,100         2,118
Kroger Company, 6.80%, Due
  12/15/2018...................     1,305         1,264
May Department Stores Company,
  7.625%, 8/15/2013............     1,890         2,046
McDonalds Corporation MTN,
  6.50%, Due 8/1/2007..........     1,000         1,019
Merck & Company, Incorporated,
  5.95%, Due 12/1/2028.........     2,550         2,338
Motorola Incorporated, 5.80%,
  Due 10/15/2008...............     2,270         2,214
Norfolk Southern Corporation,
  7.80%, Due 5/15/2027.........       340           372
  7.05%, Due 5/1/2037..........     1,140         1,190
Occidental Petroleum
  Corporation, 6.40%, Due
  4/1/2003.....................     1,035         1,021
  6.50%, Due 4/1/2005..........       520           508
  8.45%, Due 2/15/2029.........     2,440         2,639
Paramount Communications,
  Incorporated, 5.875%, Due
  7/15/2000....................     2,140         2,142
  8.25%, Due 8/1/2022..........     2,200         2,319
Philip Morris Companies,
  Incorporated, 8.25%, Due
  10/15/2003...................     2,840         3,068
  8.375%, Due 1/15/2017........       343           353
Praxair, Incorporated, 6.15%,
  Due 4/15/2003................     3,800         3,768
Raytheon Corporation, 5.70%,
  Due 11/1/2003................     1,310         1,288
  6.15%, Due 11/1/2008.........     1,540         1,509
Rite Aid Corporation, 7.125%,
  Due 1/15/2007................     1,100         1,103
  6.00%, Due 12/15/2005........     1,250         1,189
Safeway, Incorporated, 5.875%,
  Due 11/15/2001...............     2,470         2,465
Sara Lee Corporation, 6.00%,
  Due 1/15/2008................     1,200         1,185
Sears Roebuck Acceptance
  Corporation MTN, 6.60%, Due
  10/9/2001....................     3,170         3,214
  6.71%, Due 9/17/2003.........     2,710         2,760
Service Corporation
  International, 6.00%, Due
  12/15/2005...................     1,885         1,780
Sysco Corporation, 7.00%, Due
  5/1/2006.....................     1,000         1,050
Temple Inland Incorporated,
  6.75%, Due 3/1/2009..........       725           712
Texaco Capital, Incorporated,
  5.70%, Due 3/01/2009.........     1,000           949

                                   PAR
                                  AMOUNT       VALUE
                                 --------    ----------
                                 (DOLLARS IN THOUSANDS)
Time Warner Asset Trust, 144a,
  6.10%, Due 12/30/2001 (Note
  B)...........................  $    800    $      802
Time Warner, Incorporated,
  8.18%, Due 8/15/2007.........       760           844
Tribune Company, 5.50%, Due
  10/6/2008....................     1,000           944
Tyco International Group, SA,
  6.125%, Due 6/15/2001........       700           705
  6.875%, Due 1/15/2029........     1,430         1,393
USA Waste Services,
  Incorporated. 7.00%, Due
  7/15/2028....................     1,270         1,255
Viacom, Incorporated, 7.75%,
  Due 6/1/2005.................     1,075         1,139
Vulcan Materials Company,
  6.00%, Due 4/1/2009..........     2,100         2,055
Walt Disney Company, 6.75%, Due
  3/30/2006....................     1,000         1,035
Williams Companies,
  Incorporated, 6.125%, Due
  2/1/2001.....................     1,830         1,833
Williams Companies,
  Incorporated, 6.50%, Due
  8/1/2006.....................     1,170         1,166
WMX Technologies, Incorporated,
  6.65%, Due 5/15/2005.........     1,200         1,210
Xerox Corporation MTN, 5.25%,
  Due 12/15/2003...............     1,500         1,465
                                             ----------
    TOTAL INDUSTRIAL...........                  89,593
                                             ----------
TRANSPORTATION - 0.36%
CSX Corporation, 6.25%, Due
  10/15/2008...................     1,985         1,938
NWA Trust, 11.30%, Due
  6/21/2014....................     1,893         2,243
                                             ----------
    TOTAL TRANSPORTATION.......                   4,181
                                             ----------
UTILITY - 1.15%
AT&T Corporation, 6.00%, Due
  3/15/2009....................     1,250         1,224
  6.50%, Due 3/15/2029.........     1,550         1,484
GTE Corporation, 7.83%, Due
  5/1/2023.....................       715           736
Electric Lightwave,
  Incorporated, 6.05%, Due
  5/15/2004....................     2,000         1,969
Norman Energy Corporation,
  6.375%, Due 11/1/2003........     1,550         1,553
KN Energy, Incorporated, 6.45%,
  Due 11/30/2001...............     1,525         1,539
Sprint Capital Corporation,
  6.90%, Due 5/1/2019..........     1,530         1,506
  6.875%, Due 11/15/2028.......       640           620

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                   PAR
                                  AMOUNT       VALUE
                                 --------    ----------
                                 (DOLLARS IN THOUSANDS)
Worldcom, Incorporated, 7.75%,
  Due 4/1/2007.................  $  1,530    $    1,657
  6.95%, Due 8/15/2028.........       900           894
                                             ----------
    TOTAL UTILITY..............                  13,182
                                             ----------
    TOTAL CORPORATE BONDS......                 199,942
                                             ----------

                                  SHARES
                                 --------
PREFERRED STOCK - 0.12%
Home Ownership Funding
  Corporation II, Series
  144a+A167 (Note B)...........  1,500...         1,362
                                             ----------
    TOTAL PREFERRED STOCK......                   1,362
                                             ----------
COMMON STOCK - 60.10%
BASIC MATERIALS - 4.51%
AGRICULTURAL PRODUCTS - 0.32%
New Holland N.V. (non-income
  producing)...................   251,200         3,642
                                             ----------
    TOTAL AGRICULTURAL
      PRODUCTS.................                   3,642
                                             ----------
ALUMINUM - 0.47%
Alcoa, Incorporated............    48,000         2,988
Reynolds Metals Company........    38,000         2,370
                                             ----------
    TOTAL ALUMINUM PRODUCTS....                   5,358
                                             ----------
CHEMICALS - 1.44%
Airgas, Incorporated...........   173,450         2,038
Air Products and Chemicals,
  Incorporated.................    59,305         2,787
Dow Chemical...................    15,800         2,073
E.I. DuPont de Nemours &
  Company......................     9,000           636
Eastman Chemical Company.......    28,000         1,559
FMC Corporation (non-income
  producing)...................    35,175         2,286
IMC Global, Incorporated.......    50,000         1,250
Imperial Chemical Industries,
  PLC..........................    40,000         1,723
Millennium Chemicals,
  Incorporated.................    22,171           599
Witco Corporation..............    77,300         1,473
                                             ----------
    TOTAL CHEMICALS............                  16,424
                                             ----------
CONSTRUCTION - 0.25%
DeBeers Construction Mines,
  Limited......................   115,100         2,820
                                             ----------
    TOTAL CONSTRUCTION.........                   2,820
                                             ----------
CONTAINERS/PACKAGING - 0.37%
Bemis, Incorporated............    47,300         1,656
Union Camp Corporation.........    32,000         2,540
                                             ----------
    TOTAL CONTAINERS/
      PACKAGING................                   4,196
                                             ----------

                                  SHARES       VALUE
                                 --------    ----------
                                 (DOLLARS IN THOUSANDS)
PAPER & FOREST PRODUCTS - 1.33%
Bowater, Incorporated..........    33,000    $    1,770
Champion International
  Corporation..................    44,500         2,434
Georgia Pacific Group..........    16,000         1,480
Georgia Pacific Corporation....    50,000         1,288
International Paper Company....    33,000         1,759
Mead Corporation...............    50,000         2,091
Westvaco Corporation...........    56,000         1,673
Weyerhaeuser Company...........    40,500         2,719
                                             ----------
    TOTAL PAPER & FOREST
      PRODUCTS.................                  15,214
                                             ----------
STEEL - 0.33%
Armco, Incorporated............    11,300            58
Ucar International,
  Incorporated.................     3,100            71
USX US Steel Group.............   121,300         3,669
                                             ----------
    TOTAL STEEL................                   3,798
                                             ----------
    TOTAL BASIC MATERIALS......                  51,452
                                             ----------
CAPITAL GOODS - 8.24%
  AEROSPACE/DEFENSE - 1.72%
Avteam, Incorporated (non-
  income producing)............    42,100           253
Cordant Technologies,
  Incorporated.................    62,275         2,872
Lockheed Martin Corporation....   283,276        12,199
Northrop Corporation...........    68,400         4,373
                                             ----------
    TOTAL AEROSPACE/ DEFENSE...                  19,697
                                             ----------
ELECTRICAL EQUIPMENT - 2.23%
The Carbide/Graphite Group
  (non-income producing).......    14,000           182
Emerson Electric Company.......    52,800         3,406
Honeywell, Incorporated........   157,000        14,876
Koninklijke Philips Electronics
  NV...........................    59,500         5,080
Rockwell International
  Corporation..................    35,000         1,807
Stoneridge, Incorporated (non-
  income producing)............     5,900            99
                                             ----------
    TOTAL ELECTRICAL
      EQUIPMENT................                  25,450
                                             ----------
MACHINERY-DIVERSIFIED - 0.69%
Deere and Company..............    67,000         2,881
Denison International PLC ADR
  (non-income producing).......    15,200           203
Dover Corporation..............    91,000         3,361
Kaydon Corporation.............    43,050         1,453
                                             ----------
    TOTAL MACHINERY-
      DIVERSIFIED..............                   7,898
                                             ----------
MANUFACTURING (DIVERSIFIED) -
2.34%
Allied Signal, Incorporated....    92,400         5,429

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                  SHARES       VALUE
                                 --------    ----------
                                 (DOLLARS IN THOUSANDS)
Coltec Industries, Incorporated
  (non-income producing).......   150,700    $    3,259
Eaton Corporation..............    20,000         1,834
Harsco Corporation.............    58,200         1,910
Hawk Corporation (non-income
  producing)...................     2,300            20
Millipore Corporation..........    24,730           759
Stone & Webster, Incorporated..     1,200            26
Tenneco, Incorporated..........   166,400         4,493
Textron, Incorporated..........    96,300         8,872
Titan International,
  Incorporated.................     6,000            60
                                             ----------
    TOTAL MANUFACTURING
      (DIVERSIFIED)............                  26,662
                                             ----------
WASTE MANAGEMENT - 1.26%
Browning Ferris Industries,
  Incorporated.................    35,500         1,416
Waste Management,
  Incorporated.................   230,531        13,025
                                             ----------
    TOTAL WASTE MANAGEMENT.....                  14,441
                                             ----------
    TOTAL CAPITAL GOODS........                  94,148
                                             ----------
COMMUNICATION SERVICE - 4.27%
TELEPHONE - 3.81%
Alltel Corporation.............   117,600         7,931
Bell Atlantic Corporation......    45,656         2,631
GTE Corporation................   148,500         9,940
SBC Communications.............   182,568        10,224
US West, Incorporated..........   243,700        12,749
                                             ----------
    TOTAL TELEPHONE............                  43,475
                                             ----------
TELEPHONE LONG DISTANCE - 0.46%
AT&T Corporation...............    61,350         3,098
BCE, Incorporated..............    47,000         2,147
                                             ----------
    TOTAL TELEPHONE LONG
      DISTANCE.................                   5,245
                                             ----------
    TOTAL COMMUNICATION
      SERVICE..................                  48,720
                                             ----------
CONSUMER STAPLES - 4.91%
BEVERAGES-ALCOHOLIC - 0.77%
Anheuser Busch Companies,
  Incorporated.................   119,400         8,731
Canandaigua Wine, Incorporated
  (non-income producing).......     1,200            62
                                             ----------
    TOTAL BEVERAGES-
      ALCOHOLIC................                   8,793
                                             ----------
BROADCASTING (TV RADIO CABLE) - 0.01%
Groupe AB SA...................    38,720           106
                                             ----------
    TOTAL BROADCASTING (TV
      RADIO CABLE).............                     106
                                             ----------
FOODS - 0.53%
Dean Foods Company.............       800            29

                                  SHARES       VALUE
                                 --------    ----------
                                 (DOLLARS IN THOUSANDS)
Interstate Bakeries
  Corporation..................     4,900    $      109
J & J Snack Foods
  Corporation..................    13,300           289
RJR Nabisco Holdings...........    92,200         2,374
Sara Lee Corporation...........   143,400         3,191
                                             ----------
    TOTAL FOODS................                   5,992
                                             ----------
HOUSEHOLD PRODUCTS (NON-DURABLE) - 1.13%
Fort James Corporation.........   263,800        10,024
Kimberly Clark Corporation.....    47,700         2,925
                                             ----------
    TOTAL HOUSEHOLD PROD
      (NON-DURABLE)............                  12,949
                                             ----------
HOUSEWARES - 0.36%
Fortune Brands, Incorporated...    45,500         1,797
Newell Rubbermaid,
  Incorporated.................    47,100         2,234
                                             ----------
    TOTAL HOUSEWARES...........                   4,031
                                             ----------
PRINTING - 0.21%
De Luxe Corporation............    70,000         2,424
                                             ----------
    TOTAL PRINTING.............                   2,424
                                             ----------
RETAIL STORES-FOOD CHAINS - 0.24%
Wendy's International,
  Incorporated.................   103,400         2,798
                                             ----------
    TOTAL RETAIL STORES-FOOD
      CHAINS...................                   2,798
                                             ----------
TOBACCO - 1.66%
Gallaher Group PLC, ADR........   109,400         2,475
Hanson PLC, ADR................    31,350         1,534
Imperial Tobacco Group PLC.....    78,200         1,544
Philip Morris Companies,
  Incorporated.................   382,150        13,399
                                             ----------
    TOTAL TOBACCO..............                  18,952
                                             ----------
    TOTAL CONSUMER STAPLES.....                  56,045
                                             ----------
CONSUMER-CYCLICALS - 8.81%
AUTO PARTS & EQUIPMENT - 1.18%
Dana Corporation...............   159,700         7,526
Goodyear Tire and Rubber
  Company......................    26,400         1,510
ITT Industries, Incorporated...    85,100         3,064
TRW, Incorporated..............    33,700         1,413
                                             ----------
    TOTAL AUTO PARTS &
      EQUIPMENT................                  13,513
                                             ----------
AUTOMOBILES - 1.93%
Ford Motor Company.............   235,400        15,051
General Motors Corporation.....    78,900         7,017
                                             ----------
    TOTAL AUTOMOBILES..........                  22,068
                                             ----------
GAMING LOTTERY & PARIMUTUEL - 0.03%
American Coin Merchandising,
  Incorporated (non-income
  producing)...................    26,000           145

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                  SHARES       VALUE
                                 --------    ----------
                                 (DOLLARS IN THOUSANDS)
Circus Circus Enterprises,
  Incorporated (non-income
  producing)...................     7,100    $      150
                                             ----------
    TOTAL GAMING LOTTERY &
      PARIMUTUEL...............                     295
                                             ----------
HOUSEHOLD FURNISHINGS & APPLIANCES - 0.44%
Leggett & Platt,
  Incorporated.................   110,100         2,539
Whirlpool Corporation..........    37,500         2,489
                                             ----------
    TOTAL HOUSEHOLD FURNISHINGS
      & APPLIANCES.............                   5,028
                                             ----------
LEISURE TIME (PRODUCTS) - 1.34%
American Greetings.............   100,600         2,634
Hasbro, Incorporated...........   106,387         3,630
Mattel, Incorporated...........   342,900         8,872
Midway Games, Incorporated
  (non-income producing).......    13,100           112
                                             ----------
    TOTAL LEISURE TIME
      (PRODUCTS)...............                  15,248
                                             ----------
PUBLISHING - 0.62%
A.H. Belo, Incorporated, Class
  A............................   156,850         3,392
Gannett, Incorporated..........    48,900         3,463
Playboy Enterprises............     7,300           228
                                             ----------
    TOTAL PUBLISHING...........                   7,083
                                             ----------
RETAIL - 2.45%
Friedmans, Incorporated........    23,200           244
J.C. Penney Company,
  Incorporated.................   199,400         9,098
K Mart Corporation.............   282,100         4,196
Payless Shoesource,
  Incorporated (non-income
  producing)...................     3,500           170
Sears Roebuck & Company........   177,600         8,170
Sherwin Williams Company.......    50,800         1,581
Tech Data Corporation..........     4,300           101
Toys R Us, Incorporated........   203,400         4,424
                                             ----------
    TOTAL RETAIL...............                  27,984
                                             ----------
SERVICES  - 0.55%
Cendant Corporation (non-
  income producing)............   202,400         3,643
Firstservice Corporation.......     8,400           122
Mac-Gray Corporation (non-
  income producing)............     8,500            66
Pittston Company...............    88,600         2,337
Ralco Holdings, Incorporated...     7,100           130
                                             ----------
    TOTAL SERVICES.............                   6,298
                                             ----------
TEXTILES (APPAREL) - 0.27%
Liz Claiborne, Incorporated....    65,000         2,149
Russell Corporation............    43,600           965
                                             ----------
    TOTAL TEXTILES (APPAREL)...                   3,114
                                             ----------
    TOTAL CONSUMER-
      CYCLICALS................                 100,631
                                             ----------

                                  SHARES       VALUE
                                 --------    ----------
                                 (DOLLARS IN THOUSANDS)
ENERGY - 4.10%
OIL & GAS - 1.70%
Abraxas Petroleum Corporation
  (non-income producing).......     9,191    $       19
Baker Hughes, Incorporated.....   177,900         5,315
Burlington Resources...........    64,586         2,975
Halliburton, Company...........   221,600         9,446
Triton Energy, Limited.........    10,400           124
Ultramar Diamond Shamrock
  Corporation..................    65,500         1,511
                                             ----------
    TOTAL OIL & GAS............                  19,390
                                             ----------
OIL (DOMESTIC INTEGRATED) - 1.75%
Atlantic Richfield Company.....    90,400         7,588
Occidental Petroleum
  Corporation..................   243,800         4,922
Phillips Petroleum Company.....   110,600         5,599
USX Marathon Group.............    58,700         1,834
                                             ----------
    TOTAL OIL (DOMESTIC
      INTEGRATED)..............                  19,943
                                             ----------
OIL (INTERNATIONAL INTEGRATED) - 0.65%
BP Amoco, PLC..................    23,621         2,674
Texaco, Incorporated...........    76,000         4,769
                                             ----------
    TOTAL OIL (INTERNATIONAL
      INTEGRATED)..............                   7,443
                                             ----------
    TOTAL ENERGY...............                  46,776
                                             ----------
FINANCIALS - 13.49%
BANKS - 6.78%
BankAmerica Corporation........   161,878        11,655
Bank One Corporation...........   233,120        13,754
Bankers Trust Company New
  York.........................   128,125        11,539
Chase Manhattan Corporation....   177,600        14,696
First Midwest Bank,
  Incorporated.................     2,700           108
First Security Corporation.....    85,000         1,615
First Union Corporation........   153,400         8,495
KeyCorp........................    92,900         2,874
PNC Bank Corporation...........   129,400         7,489
UnionBanCal Corporation........    13,300           454
US Bancorp.....................    42,000         1,557
Wells Fargo & Company..........    75,000         3,239
                                             ----------
    TOTAL BANKS................                  77,475
                                             ----------
CONSUMER FINANCE - 0.21%
Household International,
  Incorporated.................    48,832         2,457
                                             ----------
    TOTAL CONSUMER FINANCE.....                   2,457
                                             ----------

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                  SHARES       VALUE
                                 --------    ----------
                                 (DOLLARS IN THOUSANDS)
FINANCIAL - 2.02%
Ace, Limited...................    81,400    $    2,462
American Express Company.......    26,500         3,463
CIT Group, Incorporated........   107,900         3,507
Citi Group, Incorporated.......    60,505         4,553
Executive Risk, Incorporated...     3,100           222
Federal National Mortgage
  Association..................    30,000         2,128
Financial Securities Assurance
  Holdings, Limited............    28,900         1,651
Fund American Enterprises,
  Incorporated.................     7,425         1,069
Morgan Stanley Dean Witter
  Discover & Company...........    24,200         2,400
The PMI Group, Incorporated....    28,000         1,563
                                             ----------
    TOTAL FINANCIAL............                  23,018
                                             ----------
INSURANCE - 3.27%
Allstate Corporation...........    95,200         3,463
American Financial Group,
  Incorporated.................    66,100         2,400
Aon Corporation................    79,450         5,442
Chubb Corporation..............    22,800         1,351
CMAC Investment Corporation....     1,100            50
Esg Re Limited.................    18,400           313
Everest Reinsurance............    46,000         1,394
Healthplan Services
  Corporation..................    22,500           146
Horace Mann Educators
  Corporation..................     2,100            48
IPC Holdings, Limited..........     6,530           115
Lincoln National Corporation...    81,700         7,848
London Pac Group, LP...........       400            11
MBIA, Incorporated.............    38,100         2,562
Old Republic International
  Corporation..................    59,525         1,164
Renaissancere Holdings.........    58,625         1,828
Safeco Corporation.............    45,700         1,816
Scottish Annuity & Life (non-
  income producing)............     2,600            26
St. Paul Companies,
  Incorporated.................   190,500         5,465
Stirling Cooke Brown Holdings..    13,400            55
Travelers Property Casualty
  Corporation..................    53,000         1,829
                                             ----------
    TOTAL INSURANCE............                  37,326
                                             ----------
INVESTMENT BANKING/BROKERAGE - 0.39%
Paine Webber Group,
  Incorporated.................    94,350         4,429
                                             ----------
    TOTAL INVESTMENT
      BANKING/BROKERAGE........                   4,429
                                             ----------
SAVINGS & LOAN COMPANIES - 0.82%
Coastal Bancorp,
  Incorporated.................     1,075            19

                                  SHARES       VALUE
                                 --------    ----------
                                 (DOLLARS IN THOUSANDS)
Washington Mutual,
  Incorporated.................   226,800    $    9,327
                                             ----------
    TOTAL SAVINGS & LOAN
      COMPANIES................                   9,346
                                             ----------
    TOTAL FINANCIALS...........                 154,051
                                             ----------
HEALTH CARE - 0.82%
Apria Healthcare Group,
  Incorporated (non-income
  producing)...................    10,500           164
Baxter International,
  Incorporated.................    25,000         1,575
Beckman Coulter, Incorporated..       700            34
Bristol-Myers Squibb Company...    68,800         4,373
Pharmacia & Upjohn,
  Incorporated.................    54,300         3,041
Total Renal Care Holdings,
  Incorporated (non-income
  producing)...................    10,900           151
                                             ----------
    TOTAL HEALTH CARE..........                   9,338
                                             ----------
TECHNOLOGY - 2.76%
COMPUTERS  - 1.02%
Creative Technology, Limited
  (non-income producing).......     9,700           122
Data General Corporation (non-
  income producing)............    97,400         1,138
Hutchinson Technology,
  Incorporated.................     4,300            95
Ikon Office Solutions,
  Incorporated.................   164,700         1,987
International Business Machines
  Corporation..................    25,000         5,230
Radisys Corporation............     5,820           183
Seagate Technology.............   106,000         2,955
                                             ----------
    TOTAL COMPUTERS............                  11,710
                                             ----------
ELECTRONICS - 0.76%
Grainger WW, Incorporated......     8,350           419
Raytheon Company...............   119,793         8,288
                                             ----------
    TOTAL ELECTRONICS..........                   8,707
                                             ----------
SERVICES - 0.98%
Cambridge Technology Partners
  (non-income producing).......     7,100           102
Eastman Kodak Company..........    34,000         2,537
Inacom Corporation (non-income
  producing)...................    20,136           195
Xerox Corporation..............   141,800         8,331
                                             ----------
    TOTAL SERVICES.............                  11,165
                                             ----------
    TOTAL TECHNOLOGY...........                  31,582
                                             ----------
TRANSPORTATION - 1.90%
AIR FREIGHT - 0.02%
Airnet Systems.................    20,400           214
                                             ----------
    TOTAL AIR FREIGHT..........                     214
                                             ----------

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                  SHARES       VALUE
                                 --------    ----------
                                 (DOLLARS IN THOUSANDS)
RAILROADS - 1.88%
Burlington Northern,
  Incorporated.................    53,400    $    1,956
CSX Corporation................   201,300         9,914
GATX Corporation...............    33,400         1,148
Norfolk Southern Corporation...   221,300         7,234
Union Pacific Capital Trust....    20,000         1,200
                                             ----------
    TOTAL RAILROADS............                  21,452
                                             ----------
    TOTAL TRANSPORTATION.......                  21,666
                                             ----------
UTILITIES - 6.29%
ELECTRIC COMPANIES - 5.43%
Central & Southwest
  Corporation..................   379,400         9,414
CMP Group, Incorporated........    10,700           207
CMS Energy Corporation.........   160,000         7,040
Dominion Resources,
  Incorporated.................    72,400         2,977
DTE Energy Company.............   109,700         4,477
Edison International...........    90,000         2,205
Entergy Corporation............   200,300         6,259
GPU, Incorporated..............    45,000         1,716
Illinova Corporation...........   167,900         4,407
Northeast Utilities............   330,500         5,288
Potomac Electric Power.........    55,400         1,620
PP & L Resources,
  Incorporated.................    39,806         1,112
Reliant Energy, Incorporated...   275,500         7,800
Scana Corporation..............    60,000         1,410
Texas Utilities Company........    76,000         3,021
Unicom Corporation.............    77,500         3,008
                                             ----------
    TOTAL ELECTRIC COMPANIES...                  61,961
                                             ----------

                                  SHARES       VALUE
                                 --------    ----------
                                 (DOLLARS IN THOUSANDS)
NATURAL GAS-DISTRIBUTION-PIPE LINE - 0.86%
Equitable Resources,
  Incorporated.................    71,100    $    1,884
MCN Energy Group,
  Incorporated.................    80,200         1,599
Peoples Energy Corporation.....    46,000         1,719
Sempra Energy..................     8,867           184
Williams Companies,
  Incorporated.................    93,969         4,440
                                             ----------
    TOTAL NATURAL GAS-
      DISTRIBUTION- PIPE
      LINE.....................                   9,826
                                             ----------
    TOTAL UTILITIES............                  71,787
                                             ----------
TOTAL COMMON STOCKS............                 686,196
                                             ----------
SHORT-TERM INVESTMENTS (NOTE A) - 14.27%
AMR Investments Enhanced Yield
  Business Trust...............  36,682,959      36,683
AMR Investments Strategic Cash
  Business Trust...............  92,129,850      92,130

                                   PAR
                                  AMOUNT
                                 --------
Goldman Sachs Tri-Party
  Repurchase Agreement, 4.85%,
  Due 5/3/1999 (Note C)........  $34,112..       34,112
                                             ----------
    TOTAL SHORT-TERM
      INVESTMENTS..............                 162,925
                                             ----------
TOTAL INVESTMENTS - 111.83%
  (COST $1,127,311)............               1,276,758
                                             ----------
LIABILITIES, NET OF OTHER
  ASSETS - (11.83%)............                (135,082)
                                             ----------
TOTAL NET ASSETS - 100%........              $1,141,676
                                             ==========

---------------

Based on the cost of investments of $1,129,310 for federal income tax purposes at April 30, 1999, the aggregate gross unrealized appreciation was $172,358, the aggregate gross unrealized depreciation was $24,910 and the net unrealized appreciation of investments was $147,448.

(A) Rates associated with short-term investments represent yield to maturity.

(B) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,164 or 0.19% of net assets.

(C) Collateral held at The Bank of New York Company, Incorporated by Federal Home Loan Mortgage Corporation, 6.50%, Due 3/1/2019 and Federal Home Loan Mortgage Corporation, 7.50%, Due 9/1/2012 -Market Value $34,795

ABBREVIATIONS:

ADR - American Depositary Receipt
AB - Company
LP - Limited Partnership
MTN - Medium-Term Note
NV - Company
PLC - Public Limited Corporation

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES LARGE CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                  SHARES       VALUE
                                ----------   ----------
                                (DOLLARS IN THOUSANDS)
COMMON STOCKS - 98.00%
BASIC MATERIALS - 6.66%
AGRICULTURAL PRODUCTS - 0.30%
New Holland NV (non-income
  producing)..................     381,000   $    5,525
                                             ----------
    TOTAL AGRICULTURAL
      PRODUCTS................                    5,525
                                             ----------
ALUMINUM - 0.76%
Alcoa, Incorporated...........     116,000        7,221
Reynolds Metals Company.......     110,000        6,861
                                             ----------
    TOTAL ALUMINUM............                   14,082
                                             ----------
CHEMICALS - 1.89%
Airgas, Incorporated..........     699,975        8,225
Air Products and Chemicals,
  Incorporated................     125,475        5,897
Dow Chemical Company..........      44,000        5,772
E.I. Du Pont de Nemours &
  Company.....................      26,000        1,836
FMC Corporation (non-income
  producing)..................      97,850        6,360
IMC Global, Incorporated......     125,600        3,140
Witco Corporation.............     195,600        3,729
                                             ----------
    TOTAL CHEMICALS...........                   34,959
                                             ----------
CONTAINERS/PACKAGING
  (PAPER) - 0.38%
Union Camp Corporation........      89,000        7,064
                                             ----------
    TOTAL CONTAINERS/
      PACKAGING (PAPER).......                    7,064
                                             ----------
CONSTRUCTION  - 0.40%
DeBeers Construction Mines,
  Limited.....................     302,400        7,409
                                             ----------
    TOTAL CONSTRUCTION........                    7,409
                                             ----------
PAPER & FOREST PRODUCTS - 2.36%
Bowater, Incorporated.........     102,300        5,486
Champion International
  Corporation.................      89,400        4,889
Georgia-Pacific Corporation...     262,100        9,559
International Paper Company...     105,000        5,598
Mead Corporation..............     132,400        5,536
Westvaco Corporation..........     180,500        5,392
Weyerhaeuser Company..........     106,000        7,115
                                             ----------
    TOTAL PAPER & FOREST
      PRODUCTS................                   43,575
                                             ----------
STEEL  - 0.57%
Armco, Incorporated...........      33,800          173
Ucar International,
  Incorporated................       9,400          216
USX-US Steel Group............     333,500       10,088
                                             ----------
    TOTAL STEEL...............                   10,477
                                             ----------
    TOTAL BASIC MATERIALS.....                  123,091
                                             ----------

                                  SHARES       VALUE
                                ----------   ----------
                                (DOLLARS IN THOUSANDS)
CAPITAL GOODS - 14.63%
AEROSPACE/DEFENSE - 3.17%
Avteam, Incorporated (non-
  income producing)...........     126,700   $      760
Cordant Technologies,
  Incorporated................     227,200       10,480
Lockheed Martin Corporation...     809,021       34,838
Northrop Grumman
  Corporation.................     195,200       12,481
                                             ----------
    TOTAL AEROSPACE/
      DEFENSE.................                   58,559
                                             ----------
ELECTRICAL EQUIPMENT - 3.76%
The Carbide/Graphite Group
  (non-income producing)......      42,000          546
Emerson Electrical Company....     166,300       10,726
Honeywell, Incorporated.......     431,200       40,856
Koninklijke Philips
  Electronics NV..............     134,000       11,440
Rockwell International
  Corporation.................     110,000        5,679
Stoneridge, Incorporated (non-
  income producing)...........      17,400          291
                                             ----------
    TOTAL ELECTRICAL
      EQUIPMENT...............                   69,538
                                             ----------
MACHINERY - DIVERSIFIED - 1.27%
Deere and Company.............     161,600        6,949
Denison International PLC, ADR
  (non-income producing)......      45,700          611
Dover Corporation.............     274,600       10,143
Kaydon Corporation............     165,350        5,581
Titan International
  Incorporated................      16,300          162
                                             ----------
    TOTAL MACHINERY -
      DIVERSIFIED.............                   23,446
                                             ----------
MANUFACTURING
  (DIVERSIFIED) - 4.21%
Allied Signal, Incorporated...     239,700       14,082
Coltec Industries,
  Incorporated (non-income
  producing)..................     532,900       11,524
Eaton Corporation.............      60,000        5,501
Harsco Corporation............     171,100        5,614
Hawk Corporation (non-income
  producing)..................      33,100          285
Millipore Corporation.........      88,575        2,718
Stone and Webster,
  Incorporated................       3,800           83
Tenneco, Incorporated.........     442,100       11,937
Textron, Incorporated.........     282,900       26,062
                                             ----------
    TOTAL MANUFACTURING
      (DIVERSIFIED)...........                   77,806
                                             ----------

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES LARGE CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                  SHARES       VALUE
                                ----------   ----------
                                (DOLLARS IN THOUSANDS)
WASTE MANAGEMENT -- 2.22%
Browning Ferris Industries,
  Incorporated................     117,800   $    4,697
Waste Management,
  Incorporated................     643,477       36,356
                                             ----------
    TOTAL WASTE MANAGEMENT....                   41,053
                                             ----------
    TOTAL CAPITAL
      GOODS...................                  270,402
                                             ----------
COMMUNICATION SERVICE - 6.69%
TELEPHONE - 6.05%
Alltel Corporation............     302,700       20,413
Bell Atlantic Corporation.....     129,440        7,459
GTE Corporation...............     384,500       25,737
SBC Communications,
  Incorporated................     480,454       26,905
US West, Incorporated.........     599,300       31,351
                                             ----------
    TOTAL TELEPHONE...........                  111,865
                                             ----------
TELEPHONE LONG DISTANCE - 0.64%
AT&T Corporation..............     135,000        6,818
BCE, Incorporated.............     108,000        4,934
                                             ----------
    TOTAL TELEPHONE LONG
      DISTANCE................                   11,752
                                             ----------
    TOTAL COMMUNICATION
      SERVICE.................                  123,617
                                             ----------
CONSUMER STAPLES - 8.13%
BEVERAGES - ALCOHOLIC - 1.14%
Anheuser-Busch Companies,
  Incorporated................     284,700       20,819
Canandaigua Wine, Incorporated
  (non-income producing)......       2,200          180
                                             ----------
    TOTAL BEVERAGES -
      ALCOHOLIC...............                   20,999
                                             ----------
BROADCASTING(TV RADIO CABLE) - 0.01%
Groupe AB SA, ADR (non-income
  producing)..................      89,960          247
                                             ----------
    TOTAL BROADCASTING (TV
      RADIO CABLE)............                      247
                                             ----------
ENTERTAINMENT - 0.35%
DeLuxe Corporation............     186,600        6,461
                                             ----------
    TOTAL
      ENTERTAINMENT...........                    6,461
                                             ----------
FOODS - 0.61%
Dean Foods Company............       2,400           86
Interstate Bakeries
  Corporation.................      14,600          325
J & J Snack Foods,
  Corporation.................      37,500          816
Sara Lee Company..............     449,300        9,997
                                             ----------
    TOTAL FOODS...............                   11,224
                                             ----------
HOUSEHOLD PRODUCTS (NON-DURABLE) - 1.99%
Fort James Corporation........     637,300       24,217
Kimberly Clark Corporation....     205,250       12,584
                                             ----------
    TOTAL HOUSEHOLD PRODUCTS
      (NON-DURABLE)...........                   36,801
                                             ----------

                                  SHARES       VALUE
                                ----------   ----------
                                (DOLLARS IN THOUSANDS)
HOUSEWARES - 0.66%
Fortune Brands,
  Incorporated................     115,900   $    4,578
Newell Rubbermaid,
  Incorporated................     160,800        7,628
                                             ----------
    TOTAL HOUSEWARES..........                   12,206
                                             ----------
RETAIL STORES - FOOD CHAINS - 0.36%
Wendy's International
  Incorporated................     245,300        6,638
                                             ----------
    TOTAL RETAIL STORES --
      FOOD CHAINS                                 6,638
                                             ----------
TOBACCO - 3.01%
Gallaher Group PLC, ADR.......     261,200        5,910
Hanson PLC, ADR...............      68,287        3,342
Imperial Tobacco Group PLC....     190,700        3,766
Philip Morris Companies,
  Incorporated................   1,101,250       38,613
RJR Nabisco Holdings
  Corporation.................     157,200        4,048
                                             ----------
    TOTAL TOBACCO.............                   55,679
                                             ----------
    TOTAL CONSUMER STAPLES....                  150,255
                                             ----------
CONSUMER - CYCLICALS - 15.14%
AUTO PARTS & EQUIPMENT -- 2.16%
Dana Corporation..............     478,500       22,549
Goodyear Tire & Rubber
  Company.....................      72,400        4,140
ITT Industries,
  Incorporated................     260,100        9,364
TRW, Incorporated.............      92,600        3,883
                                             ----------
    TOTAL AUTO PARTS &
      EQUIPMENT...............                   39,936
                                             ----------
AUTOMOBILES - 3.11%
Ford Motor Company............     656,200       41,956
General Motors Corporation....     174,000       15,475
                                             ----------
    TOTAL AUTOMOBILES.........                   57,431
                                             ----------
GAMING LOTTERY & PARIMUTUEL - 0.05%
American Coin Merchandising,
  Incorporated (non-income
  producing)..................      77,300          430
Circus Circus Enterprises,
  Incorporated (non-income
  producing)..................      21,200          447
                                             ----------
    TOTAL GAMING LOTTERY &
      PARIMUTUAL..............                      877
                                             ----------
HOUSEHOLD FURNISHINGS & APPLIANCES -- 0.83%
Leggett & Platt,
  Incorporated................     362,550        8,361
Whirlpool Corporation.........     106,000        7,036
                                             ----------
    TOTAL HOUSEHOLD
      FURNISHINGS &
      APPLIANCES..............                   15,397
                                             ----------
LEISURE TIME (PRODUCTS) - 2.17%
Hasbro, Incorporated..........     372,262       12,703
Midway Games, Incorporated
  (non-income producing)......      39,500          338

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES LARGE CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                  SHARES       VALUE
                                ----------   ----------
                                (DOLLARS IN THOUSANDS)
Mattel, Incorporated..........   1,049,750   $   27,085
                                             ----------
    TOTAL LEISURE TIME
      (PRODUCTS)..............                   40,126
                                             ----------
PUBLISHING - 1.27%
A. H. Belo, Incorporated,
  Class A.....................     514,400       11,124
Gannett, Incorporated.........     163,400       11,571
Playboy Enterprises
  Incorporated................      21,700          682
                                             ----------
    TOTAL PUBLISHING..........                   23,377
                                             ----------
RETAIL  - 3.58%
Friedman's Incorporated.......      69,000          725
J.C. Penney Company,
  Incorporated................     494,600       22,566
K Mart Corporation............     641,700        9,545
Payless Shoesource,
  Incorporated (non-income
  producing ).................      12,600          610
Sears Roebuck & Company.......     481,200       22,135
Tech Data Corporation.........      14,600          341
Toys R Us, Incorporated.......     471,200       10,249
                                             ----------
    TOTAL RETAIL..............                   66,171
                                             ----------
SERVICES - 1.44%
Cendant Corporation (non-
  income producing)...........     848,675       15,276
Firstservice Corporation......      19,900          289
Mac-Gray Corporation (non-
  income producing)...........      24,100          188
Pittston Brinks Group.........     399,100       10,526
Ralcorp Holdings Incorporated
  New.........................      21,100          388
                                             ----------
    TOTAL SERVICES............                   26,667
                                             ----------
TEXTILES (APPAREL) - 0.53%
Liz Claiborne, Incorporated...     198,000        6,546
Russell Corporation...........     147,600        3,266
                                             ----------
    TOTAL TEXTILES
      (APPAREL)...............                    9,812
                                             ----------
    TOTAL CONSUMER -
      CYCLICALS...............                  279,794
                                             ----------
ENERGY - 6.72%
OIL & GAS  - 3.02%
Abraxas Petroleum Corporation
  (non-income producing)......      25,818           52
Baker Hughes, Incorporated....     460,800       13,766
Burlington Resources..........     202,141        9,311
Halliburton Company...........     550,700       23,474
MCN Energy Group,
  Incorporated................     221,500        4,416
Triton Energy, Limited........      31,000          368
Ultramar Diamond Shamrock
  Corporation.................     192,600        4,442
                                             ----------
    TOTAL OIL & GAS...........                   55,829
                                             ----------
OIL (DOMESTIC INTEGRATED) - 2.42%
Atlantic Richfield
  Corporation.................     198,400       16,653
Occidental Petroleum
  Corporation.................     587,400       11,858

                                  SHARES       VALUE
                                ----------   ----------
                                (DOLLARS IN THOUSANDS)
Phillips Petroleum Company....     253,100   $   12,813
USX Marathon Group............     110,000        3,438
                                             ----------
    TOTAL OIL (DOMESTIC
      INTEGRATED).............                   44,762
                                             ----------
OIL (INTERNATIONAL INTEGRATED) - 1.28%
BP Amoco, PLC.................      71,276        8,068
Texaco, Incorporated..........     163,500       10,260
YPF Sociedad Anonima..........     125,800        5,284
                                             ----------
    TOTAL OIL (INTERNATIONAL
      INTEGRATED).............                   23,612
                                             ----------
    TOTAL ENERGY..............                  124,203
                                             ----------
FINANCIALS - 22.02%
BANKS - 10.47%
Banc One Corporation..........     629,657       37,150
Bank America Corporation......     398,133       28,666
Bankers Trust Corporation New
  York........................     301,025       27,111
Chase Manhattan Corporation...     418,528       34,633
First Midwest Bancorp,
  Incorporated................       8,200          328
First Security Corporation....     247,500        4,703
First Union Corporation.......     452,600       25,063
KeyCorp.......................     171,300        5,300
PNC Bank Corporation..........     279,600       16,182
UnionBanCal Corporation.......      41,500        1,416
US Bancorp....................     102,000        3,780
Wells Fargo & Company.........     210,200        9,078
                                             ----------
    TOTAL BANKS...............                  193,410
                                             ----------
CONSUMER FINANCE - 0.39%
Household International,
  Incorporated................     141,663        7,127
                                             ----------
    TOTAL CONSUMER FINANCE....                    7,127
                                             ----------
FINANCIAL (DIVERSIFIED) - 3.78%
Ace Limited...................     351,150       10,622
American Express Company......      66,600        8,704
CIT group, Incorporated.......     359,200       11,674
Citigroup, Incorporated.......     141,386       10,639
Executive Risk,
  Incorporated................       7,300          524
Federal National Mortgage
  Association.................     100,000        7,094
Financial Securities Assurance
  Holdings, Limited...........      45,000        2,571
Fund American Enterprises,
  Incorporated................      42,750        6,156
Morgan Stanley Dean Witter
  Discover & Company..........      72,900        7,231
The PMI Group, Incorporated...      83,500        4,660
                                             ----------
    TOTAL FINANCIAL
      (DIVERSIFIED)...........                   69,875
                                             ----------
INSURANCE (LIFE/HEALTH) - 0.40%
Esg Re Limited................      55,100          937
London Pac Group, LTD.........       1,200           32
Scottish Annuity & Life (non-
  income producing)...........       7,900           79

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES LARGE CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                  SHARES       VALUE
                                ----------   ----------
                                (DOLLARS IN THOUSANDS)
TransAmerica Corporation......      90,000   $    6,413
                                             ----------
    TOTAL INSURANCE
      (LIFE/HEALTH)...........                    7,461
                                             ----------
INSURANCE (MULTI-LINE) - 0.99%
Lincoln National
  Corporation.................     190,900       18,338
                                             ----------
    TOTAL INSURANCE
      (MULTI-LINE)............                   18,338
                                             ----------
INSURANCE BROKERS - 0.54%
Aon Corporation...............     140,800        9,645
Healthplan Services
  Corporation.................      53,100          345
                                             ----------
    TOTAL INSURANCE BROKERS...                    9,990
                                             ----------
INSURANCE - PROPERTY - CASUALTY - 3.52%
Allstate Corporation..........     209,728        7,629
American Financial Group
  Incorporated Ohio...........     222,940        8,096
Chubb Corporation.............      82,300        4,876
CMAC Investment
  Corporation.................       3,300          151
Horace Mann Educators
  Corporation.................       6,400          146
IPC Holdings, Limited.........      15,410          272
MBIA, Incorporated............     127,800        8,595
Old Republic International
  Corporation.................     254,825        4,985
Renaissancere Holdings........     189,400        5,907
Safeco Corporation............     134,400        5,342
St. Paul Company,
  Incorporated................     514,000       14,745
Stirling Cooke Brown
  Holdings....................      40,000          165
Travelers Property Casualty
  Corporation.................     121,900        4,206
                                             ----------
    TOTAL INSURANCE PROPERTY -
      CASUALTY................                   65,115
                                             ----------
INVESTMENT BANKING/BROKERAGE - 0.62%
Paine Webber Group,
  Incorporated................     245,200       11,509
                                             ----------
    TOTAL INVESTMENT BANKING/
      BROKERAGE...............                   11,509
                                             ----------
SAVINGS & LOAN COMPANIES - 1.31%
Coastal Bancorp, Incorporated...      2,521          44
Washington Mutual,
  Incorporated................     586,400       24,116
                                             ----------
    TOTAL SAVINGS & LOAN
      COMPANIES...............                   24,160
                                             ----------
    TOTAL FINANCIALS..........                  406,985
                                             ----------
HEALTH CARE - 1.37%
Apria Healthcare Group,
  Incorporated (non-income
  producing)..................      31,200          488
Baxter International,
  Incorporated................      37,000        2,331
Beckman Coulter,
  Incorporated................       2,100          101

                                  SHARES       VALUE
                                ----------   ----------
                                (DOLLARS IN THOUSANDS)
Bristol-Myers Squibb Company..     137,700   $    8,753
Foundation Health Systems.....     276,700        3,822
Pharmacia & Upjohn,
  Incorporated................     163,800        9,173
Total Renal Care Holdings,
  Incorporated (non-income
  producing)..................      32,600          452
                                             ----------
    TOTAL HEALTH CARE.........                   25,120
                                             ----------
TECHNOLOGY - 4.26%
COMPUTERS - 1.52%
Creative Technology, Limited
  (non-income producing)......      28,800          364
Data General Corporation (non-
  income producing)...........     223,900        2,617
Hutchison Technology,
  Incorporated................      12,800          282
Ikon Office Solutions,
  Incorporated................     405,400        4,890
International Business
  Machines Corporation........      57,400       12,007
Radisys, Corporation..........      17,250          541
Seagate Technology............     262,100        7,306
                                             ----------
    TOTAL COMPUTERS...........                   28,007
                                             ----------
ELECTRONICS - 1.17%
Raytheon Company..............     312,900       21,649
                                             ----------
    TOTAL ELECTRONICS.........                   21,649
                                             ----------
SERVICES - 1.57%
Cambridge Technology Partners
  (non-income producing)......      21,350          308
Eastman Kodak Company.........      95,000        7,089
Inacom Corporation (non-
  income producing)...........      59,056          572
Xerox Corporation.............     359,600       21,127
                                             ----------
    TOTAL SERVICES............                   29,096
                                             ----------
    TOTAL TECHNOLOGY..........                   78,752
                                             ----------
TRANSPORTATION - 3.12%
AIR FREIGHT - 0.04%
Airnet Systems,
  Incorporated................      60,700          637
                                             ----------
    TOTAL AIR FREIGHT.........                      637
                                             ----------
RAILROADS - 3.08%
Burlington Northern,
  Incorporated................     158,600        5,809
CSX Corporation...............     575,400       28,338
GATX Corporation..............      54,220        1,864
Norfolk Southern
  Corporation.................     641,900       20,982
                                             ----------
    TOTAL RAILROADS...........                   56,993
                                             ----------
TOTAL
  TRANSPORTATION..............                   57,630
                                             ----------
UTILITIES - 9.26%
ELECTRIC COMPANIES - 8.22%
Central and Southwest
  Corporation.................     886,300       21,991
CMP Group, Incorporated.......      32,100          622
CMS Energy Corporation........     456,500       20,086

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES LARGE CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                  SHARES       VALUE
                                ----------   ----------
                                (DOLLARS IN THOUSANDS)
Dominion Resources,
  Incorporated................     174,800   $    7,189
DTE Energy Company............     271,500       11,081
Edison International..........     202,500        4,961
Entergy Corporation...........     527,700       16,491
GPU Incorporated..............     130,000        4,956
Illinova Corporation..........     437,900       11,495
Northeast Utilities...........     674,000       10,784
PP&L
  Resources, Incorporated.....     134,347        3,753
Potomac Electric Power
  Company.....................     153,400        4,487
Reliant Energy,
  Incorporated................     618,400       17,508
Scana Corporation.............     200,000        4,700
Texas Utilities Company.......     130,000        5,168
Unicom Corporation............     170,700        6,625
                                             ----------
    TOTAL ELECTRIC
      COMPANIES...............                  151,897
                                             ----------
NATURAL GAS -
  DISTRIBUTION - PIPE LINE -
  1.04%
Equitable Resources,
  Incorporated................     185,100        4,905
Peoples Energy Corporation....      68,000        2,542

                                  SHARES       VALUE
                                ----------   ----------
                                (DOLLARS IN THOUSANDS)
Williams Companies,
  Incorporated................     248,968   $   11,764
                                             ----------
    TOTAL NATURAL GAS -
      DISTRIBUTION - PIPE
      LINE....................                   19,211
                                             ----------
    TOTAL UTILITIES...........                  171,108
                                             ----------
    TOTAL COMMON STOCKS.......                1,810,957
                                             ----------
SHORT-TERM INVESTMENTS (NOTE A) - 4.80%
AMR Investments Enhanced Yield
  Business Trust..............  14,412,122       14,412
AMR Investments Strategic Cash
  Business Trust..............  61,501,467       61,501

                                      PAR
                                   AMOUNT
                                 --------
Goldman Sachs Tri-Party
 Repurchase Agreement, 4.85%,
 Due 5/3/1999 (Note B).........  $ 12,662        12,662
                                             ----------
    TOTAL SHORT-TERM
      INVESTMENTS..............                  88,575
                                             ----------
TOTAL INVESTMENTS - 102.80%
  (COST $1,535,149)............               1,899,532
                                             ----------
LIABILITIES, NET OF OTHER
  ASSETS - (2.80%).............                 (51,689)
                                             ----------
TOTAL NET ASSETS - 100%........              $1,847,843
                                             ==========

---------------

Based on the cost of investments of $1,542,190 for federal income tax purposes at April 30, 1999, the aggregate gross unrealized appreciation was $414,409, the aggregate gross unrealized depreciation was $57,067, and the net unrealized appreciation of investments was $357,342.

(A) Rates associated with short-term investments represent yield to maturity.

(B) Collateral held at The Bank of New York Company, Incorporated by Federal Home Loan Mortgage Corporation 6.50%, Due 8/1/2028 - Market Value $12,915.

ABBREVIATIONS:

ADR - American Depositary Receipt
LTD - Limited
NV - Company
PLC - Public Limited Corporation
SA - Company

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES SMALL CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                  SHARES       VALUE
                                ----------   ----------
                                (DOLLARS IN THOUSANDS)
BASIC MATERIALS - 9.88%
AGRICULTURAL PRODUCTS - 0.83%
Universal Corporation.........       8,200   $      209
                                             ----------
    TOTAL AGRICULTURAL
      PRODUCTS................                      209
                                             ----------
CHEMICALS - 2.89%
Ethyl Corporation.............      15,500           79
Georgia Gulf Corporation......       3,900           62
Crompton and Knowles
  Corporation.................      12,900          261
General Chemical Group,
  Incorporated................       3,400           62
Hanna M.A. Company............       1,000           16
International Specialty
  Products....................       9,600           79
Nl Industries, Incorporated...       6,500           77
Schulman A., Incorporated.....       5,300           93
                                             ----------
    TOTAL CHEMICALS...........                      729
                                             ----------
CONSTRUCTION - 0.70%
Centex Construction Products,
  Incorporated................       2,600           92
Lone Star Industries,
  Incorporated................       2,400           86
                                             ----------
    TOTAL CONSTRUCTION........                      178
                                             ----------
CONTAINERS/PACKAGING (PAPER) - 0.16%
ACX Technologies,
  Incorporated................       3,600           41
                                             ----------
    TOTAL CONTAINERS/
      PACKAGING (PAPER).......                       41
                                             ----------
PAPER & FOREST PRODUCTS - 0.65%
Buckeye Technologies,
  Incorporated................       6,600           96
Glatfelter P H Company........       5,300           68
                                             ----------
    TOTAL PAPER & FOREST
      PRODUCTS................                      164
                                             ----------
STEEL - 4.65%
Armco, Incorporated (non-
  income producing)...........      35,800          183
Carpenter Technology
  Corporation.................       4,100          128
Cleveland Cliffs,
  Incorporated................       2,100           84
Commercial Metals Company.....       2,700           64
Imco Recycling,
  Incorporated................       2,100           36
Quanex Corporation............       2,300           59
Rouge Industries,
  Incorporated................       3,600           40
Texas Industries,
  Incorporated................       3,500          108
Ucar International,
  Incorporated................      20,600          473
                                             ----------
    TOTAL STEEL...............                    1,175
                                             ----------
    TOTAL BASIC MATERIALS.....                    2,496
                                             ----------
CAPITAL GOODS - 16.17%
AEROSPACE/DEFENSE - 0.84%
Precision Castparts
  Corporation.................       4,200          180
Triumph Group, Incorporated...       1,200           33
                                             ----------
    TOTAL AEROSPACE/
      DEFENSE.................                      213
                                             ----------

                                  SHARES       VALUE
                                ----------   ----------
                                (DOLLARS IN THOUSANDS)
CONTAINERS-METAL & GLASS - 0.21%
Silgan Holdings,
  Incorporated................       3,100   $       53
                                             ----------
    TOTAL CONTAINERS-METAL &
      GLASS...................                       53
                                             ----------
ELECTRICAL EQUIPMENT - 0.76%
Belden, Incorporated..........       2,000           38
Magnetek, Incorporated........       5,100           55
Stoneridge, Incorporated (non-
  income producing)...........       4,900           82
Woodward Governor Company.....         700           17
                                             ----------
    TOTAL ELECTRICAL
      EQUIPMENT...............                      192
                                             ----------
MACHINERY - DIVERSIFIED - 4.73%
Agco Corporation..............      11,100          110
Aviall, Incorporated..........         600           10
Avteam, Incorporated (non-
  income producing)...........      40,700          244
Columbus Mckinnon
  Corporation.................         400            8
Denison International PLC
  (non-income producing)......      18,900          253
JLK Direct Distributing,
  Incorporated................         500            5
Milacron, Incorporated........       5,800          133
Nacco Industries,
  Incorporated................       1,000           81
National Oilwell,
  Incorporated................       6,600           86
Scotsman Industries,
  Incorporated................       1,300           26
Timken Company................      10,700          239
                                             ----------
    TOTAL MACHINERY -
      DIVERSIFIED.............                    1,195
                                             ----------
MANUFACTURING (DIVERSIFIED) - 4.73%
Ametek Aerospace Products,
  Incorporated................       4,000           91
Barnes Group, Incorporated....       2,500           53
Coltec Industries,
  Incorporated (non-income
  producing)..................       8,000          173
Furon Company.................         900           16
GenCorp, Incorporated.........       6,800          157
Graco, Incorporated...........       3,300          104
Griffon Corporation...........       5,000           37
Harsco Corporation............       4,200          137
Hawk Corporation (non-income
  producing)..................      22,400          193
Kaman Corporation.............       3,900           51
Standex International
  Corporation.................       2,100           52
Stewart & Stevenson Services,
  Incorporated................       4,600           47
Wyman Gordon Company..........       5,900           83
                                             ----------
    TOTAL MANUFACTURING
      (DIVERSIFIED)...........                    1,194
                                             ----------

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES SMALL CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                  SHARES       VALUE
                                ----------   ----------
                                (DOLLARS IN THOUSANDS)
MANUFACTURING (SPECIALIZED) - 1.89%
Flowserve Corporation.........       6,100   $      114
Regal Beloit Corporation......       3,400           74
Reliance Steele & Aluminum
  Company.....................       2,200           80
Stone and Webster,
  Incorporated................       7,600          167
Watts Industries,
  Incorporated................       2,700           42
                                             ----------
    TOTAL MANUFACTURING
      (SPECIALIZED)...........                      477
                                             ----------
METAL FABRICATORS - 1.01%
Kennametal, Incorporated......       4,900          130
Mueller Industries,
  Incorporated................         700           22
RTI International Metals,
  Incorporated................       3,300           44
Wolverine Tube, Incorporated..       2,300           58
                                             ----------
    TOTAL METAL FABRICATORS...                      254
                                             ----------
OFFICE EQUIPMENT & SUPPLIES - 0.49%
Knoll, Incorporated...........       5,200          125
                                             ----------
    TOTAL OFFICE EQUIPMENT &
      SUPPLIES................                      125
                                             ----------
TRUCKS & PARTS - 1.25%
Titan International,
  Incorporated................      25,300          251
Wabash National Corporation...       4,100           64
                                             ----------
    TOTAL TRUCKS & PARTS......                      315
                                             ----------
WASTE MANAGEMENT - 0.26%
Metals USA, Incorporated......       6,200           66
                                             ----------
    TOTAL WASTE MANAGEMENT....                       66
                                             ----------
    TOTAL CAPITAL GOODS.......                    4,084
                                             ----------
CONSUMER STAPLES - 4.94%
BEVERAGES-ALCOHOLIC - 0.32%
Canandaigua Wine, Incorporated
  (non-income producing)......       1,600           82
                                             ----------
    TOTAL BEVERAGES -
      ALCOHOLIC...............                       82
                                             ----------
DISTRIBUTORS (FOOD & HEALTH) - 0.07%
Fleming Companies,
  Incorporated................       1,900           17
                                             ----------
    TOTAL DISTRIBUTORS (FOOD &
      HEALTH).................                       17
                                             ----------
ENTERTAINMENT - 0.39%
Groupe AB SA (non-income
  producing)..................      35,700           98
                                             ----------
    TOTAL ENTERTAINMENT.......                       98
                                             ----------
FOODS - 2.88%
Interstate Bakeries
  Corporation.................       1,200           27

                                  SHARES       VALUE
                                ----------   ----------
                                (DOLLARS IN THOUSANDS)
J & J Snack Foods
  Corporation.................      18,100   $      394
Michael Foods, Incorporated...       3,500           80
RalCorp Holdings,
  Incorporated................      11,900          219
Sanderson Farms,
  Incorporated................         600            8
                                             ----------
    TOTAL FOODS...............                      728
                                             ----------
HOUSEHOLD PRODUCTS (NON-DURABLE) - 0.17%
Stepan Chemical Company.......       1,200           30
Libbey, Incorporated..........         400           12
                                             ----------
    TOTAL HOUSEHOLD PRODUCTS
      (NON-DURABLE)...........                       42
                                             ----------
PERSONAL CARE - 0.12%
Natures Sunshine Products,
  Incorporated................       2,900           31
                                             ----------
    TOTAL PERSONAL CARE.......                       31
                                             ----------
RESTAURANTS - 0.28%
Host Marriott Services
  Corporation.................       4,200           30
Landry's Seafood Restaurant,
  Incorporated................       4,900           40
                                             ----------
TOTAL RESTAURANTS.............                       70
                                             ----------
SERVICES (EMPLOYMENT) - 0.37%
C D I Corporation.............       3,500           93
                                             ----------
    TOTAL SERVICES
      (EMPLOYMENT)............                       93
                                             ----------
SPECIALTY PRINTING - 0.15%
Merrill Corporation...........       2,600           39
                                             ----------
  TOTAL SPECIALTY PRINTING....                       39
                                             ----------
TOBACCO - 0.19%
General Cigar Holdings,
  Incorporated................       3,500           30
Schweitzer Mauduit
  International,
  Incorporated................       1,100           18
                                             ----------
    TOTAL TOBACCO.............                       48
                                             ----------
    TOTAL CONSUMER STAPLES....                    1,248
                                             ----------
CONSUMER CYCLICALS - 20.75%
AUTO PARTS & EQUIPMENT - 3.03%
Applied Industrial
  Technologies,
  Incorporated................         700           10
Arvin Industries,
  Incorporated................       2,900          106
Intermet Corporation..........       4,200           62
Mark IV Industries,
  Incorporated................       8,900          159

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES SMALL CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                  SHARES       VALUE
                                ----------   ----------
                                (DOLLARS IN THOUSANDS)
Mascotech, Incorporated.......       6,900   $      120
Meritor Automotive,
  Incorporated................      12,300          261
Standard Products Company.....       2,600           47
                                             ----------
    TOTAL AUTO PARTS &
      EQUIPMENT...............                      765
                                             ----------
BUILDING MATERIALS - 0.37%
Apogee Enterprises,
  Incorporated................       3,500           43
Hexcel Corporation............       3,700           51
                                             ----------
    TOTAL BUILDING
      MATERIALS...............                       94
                                             ----------
CONSUMER (JEWELRY/NOVELTIES) - 0.15%
Franklin Covey Company........       4,000           39
                                             ----------
    TOTAL CONSUMER (JEWELRY/
      NOVELTIES)..............                       39
                                             ----------
FOOTWEAR - 0.31%
Wolverine World Wide,
  Incorporated................       6,600           79
                                             ----------
    TOTAL FOOTWEAR............                       79
                                             ----------
GAMING LOTTERY & PARIMUTUEL - 1.27%
American Coin Merchandising
  (non-income producing)......      50,500          281
Boyd Gaming Corporation.......       3,100           16
Circus Circus Enterprises,
  Incorporated (non-income
  producing)..................       1,100           23
                                             ----------
    TOTAL GAMING LOTTERY &
      PARIMUTUEL..............                      320
                                             ----------
HOMEBUILDING - 4.43%
D.R.Horton, Incorporated......      11,400          220
Fleetwood Enterprises,
  Incorporated................       6,200          153
Kaufman & Broad Home
  Corporation.................       7,100          172
Pulte Corporation.............       7,700          174
Ryland Group, Incorporated....       2,400           63
Standard Pacific
  Corporation.................       4,800           66
Toll Brothers, Incorporated...       6,000          128
U S Home Corporation..........       2,200           75
Webb Del Corporation..........       3,000           69
                                             ----------
    TOTAL HOMEBUILDING........                    1,120
                                             ----------
LEISURE TIME (PRODUCTS) - 0.99%
Arctic Cat, Incorporated......       3,400           29
Midway Games, Incorporated
  (non-income producing)......      23,200          199
Winnebago Industries,
  Incorporated................       1,500           21
                                             ----------
    TOTAL LEISURE TIME
      (PRODUCTS)..............                      249
                                             ----------
LODGING-HOTELS - 0.31%
Prime Hospitality
  Corporation.................       6,500           79
                                             ----------
    TOTAL LODGING-HOTELS......                       79
                                             ----------

                                  SHARES       VALUE
                                ----------   ----------
                                (DOLLARS IN THOUSANDS)
PUBLISHING - 0.97%
Playboy Enterprises,
  Incorporated................       7,600   $      245
                                             ----------
    TOTAL PUBLISHING..........                      245
                                             ----------
RETAIL - 1.75%
Dress Barn....................       4,100           60
Hughes Supply, Incorporated...       3,000           70
Tech Data Corporation.........      13,400          313
                                             ----------
    TOTAL RETAIL..............                      443
                                             ----------
RETAIL SPECIALTY - 2.36%
Burlington Coat Factory
  Warehouse...................         300            5
Cato Corporation..............         500            6
Cole National Corporation.....       1,800           28
Footstar, Incorporated........       3,100          105
Friedmans, Incorporated.......      22,900          239
General Nutrition Companies,
  Incorporated................       8,500          141
Genesco, Incorporated.........       1,000           11
Goody's Family Clothing,
  Incorporated................       4,200           38
Payless Shoesource,
  Incorporated................         500           24
                                             ----------
    TOTAL RETAIL SPECIALTY....                      597
                                             ----------
SERVICES - 2.78%
Cort Business Services
  Corporation.................       1,600           37
Firstservice Corporation......       1,400           20
Interpool, Incorporated.......       3,400           50
Mac Gray Corporation (non-
  income producing)...........      28,300          221
Pittston Brinks Group.........      13,800          364
Service Experts,
  Incorporated................         700           11
                                             ----------
    TOTAL SERVICES............                      703
                                             ----------
TEXTILES (APPAREL) - 0.74%
Fruit of the Loom Limited.....       9,000           96
Nautica Enterprises,
  Incorporated................       4,700           64
Oxford Industries,
  Incorporated................       1,000           26
                                             ----------
    TOTAL TEXTILES
      (APPAREL)...............                      186
                                             ----------
TEXTILES (SPECIALTY) - 1.29%
Burlington Industries,
  Incorporated................       2,900           24
Guilford Mills,
  Incorporated................       3,800           36
Interface, Incorporated.......       6,500           46
Unifi, Incorporated...........      10,500          147
Wellman, Incorporated.........       5,100           73
                                             ----------
    TOTAL TEXTILES
      (SPECIALTY).............                      326
                                             ----------
    TOTAL CONSUMER -
      CYCLICALS...............                    5,245
                                             ----------
ENERGY - 5.21%
OIL & GAS (DRILLING & EQUIPMENT) - 3.92%
Friede Goldman International,
  Incorporated................       2,900           54

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES SMALL CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                  SHARES       VALUE
                                ----------   ----------
                                (DOLLARS IN THOUSANDS)
Marine Drilling Companies,
  Incorporated................       1,000   $       17
Oceaneering International,
  Incorporated................       2,800           46
Offshore Logistics,
  Incorporated................       1,400           17
Pride International,
  Incorporated................       6,300           74
R & B Falcon Corporation......      21,300          213
Rowan Companies,
  Incorporated................      10,500          168
Seacor Smit, Incorporated.....       1,100           58
Seitel, Incorporated..........         300            5
Tidewater, Incorporated.......       6,900          183
Tuboscope, Incorporated.......       5,300           72
Varco International,
  Incorporated................       6,500           74
Veritas DGC, Incorporated.....         400            8
                                             ----------
    TOTAL OIL & GAS (DRILLING
      & EQUIPMENT)............                      989
                                             ----------
OIL & GAS (EXPLORATION/PRODUCTION) - 1.15%
Brown Tom, Incorporated.......       7,800          117
Triton Energy Limited.........      14,600          173
                                             ----------
    TOTAL OIL & GAS
      (EXPLORATION/
      PRODUCTION).............                      290
                                             ----------
OIL (INTERNATIONAL INTEGRATED) - 0.14%
Tesoro Petroleum Corporation..       3,200           36
                                             ----------
    TOTAL OIL (INTERNATIONAL
      INTEGRATED).............                       36
                                             ----------
    TOTAL ENERGY..............                    1,315
                                             ----------
FINANCIALS -- 11.99%
BANKS (REGIONAL) - 0.40%
First Midwest BanCorp,
  Incorporated................       2,500          100
                                             ----------
    TOTAL BANKS (REGIONAL)....                      100
                                             ----------
CONSUMER FINANCE - 0.26%
Advanta Corporation...........       4,800           65
                                             ----------
    TOTAL CONSUMER FINANCE....                       65
                                             ----------
FINANCIAL (DIVERSIFIED) - 0.98%
Amresco, Incorporated.........       8,400           55
Landamerica Financial Group,
  Incorporated................       2,500           70
Professional Group,
  Incorporated................       1,500           38
Resource Bancshares Mortgage
  Group, Incorporated.........       3,900           48
Stewart Information Services
  Corporation.................         900           36
                                             ----------
TOTAL FINANCIAL
  (DIVERSIFIED)...............                      247
                                             ----------

                                  SHARES       VALUE
                                ----------   ----------
                                (DOLLARS IN THOUSANDS)
INSURANCE (LIFE/HEALTH) - 1.34%
Amerus Life Holdings,
  Incorporated................       4,000   $       89
Arm Financial, Incorporated...       4,400           61
Liberty Financial Companies,
  Incorporated................       7,600          171
London Pac Group, LTD.........         500           13
Scottish Annuity & Life (non-
  income producing)...........         400            4
                                             ----------
    TOTAL INSURANCE
      (LIFE/HEALTH)...........                      338
                                             ----------
INSURANCE (MULTI-LINE) - 1.63%
Esg Re Limited................      24,200          411
                                             ----------
    TOTAL INSURANCE
      (MULTI-LINE)............                      411
                                             ----------
INSURANCE BROKERS - 0.77%
Healthplan Services
  Corporation.................      19,300          125
Stirling Cooke Brown
  Holdings....................      16,900           70
                                             ----------
    TOTAL INSURANCE BROKERS...                      195
                                             ----------
INSURANCE - PROPERTY - CASUALTY - 5.90%
Acceptance Insurance Company..       1,800           25
Capital Re Corporation........       5,600          110
Chartwell Re Corporation......       1,200           22
Cmac Investment Corporation...       1,400           64
Commerce Group, Incorporated..       6,400          146
Executive Risk,
  Incorporated................       4,500          323
Fidelity National Financial,
  Incorporated................       5,100           93
Harleysville Group,
  Incorporated................       4,700           88
Horace Mann Educators
  Corporation.................       3,600           82
IPC Holdings Limited..........       7,700          136
Orion Cap Corporation.........       4,800          141
Reliance Group Holdings,
  Incorporated................      20,200          151
Selective Insurance Group,
  Incorporated................       4,600           89
Trenwick Group, Incorporated..         700           20
                                             ----------
    TOTAL INSURANCE-
      PROPERTY - CASUALTY.....                    1,490
                                             ----------
SAVINGS & LOAN COMPANIES - 0.71%
Coastal BanCorp,
  Incorporated................         200            3
Downey Financial Corporation..       5,200          104
First Republic Bank San
  Francisco...................       1,100           28

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES SMALL CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                  SHARES       VALUE
                                ----------   ----------
                                (DOLLARS IN THOUSANDS)
FirstFed Financial
  Corporation.................       2,600   $       45
                                             ----------
    TOTAL SAVINGS & LOAN
      COMPANIES...............                      180
                                             ----------
    TOTAL FINANCIALS..........                    3,026
                                             ----------
HEALTH CARE - 4.14%
Apria Healthcare Group,
  Incorporated (non-income
  producing)..................      18,100          282
Beckman Coulter,
  Incorporated................         100            5
Beverly Enterprises,
  Incorporated................      12,800           83
First Health Group
  Corporation.................       1,200           20
Genesis Health Ventures,
  Incorporated................       5,300           37
Herbalife International,
  Incorporated................       4,700           49
Integrated Health Services,
  Incorporated................       9,200           44
Quorum Health Group,
  Incorporated................       9,000          111
Safeskin Corporation..........       9,100           89
Sierra Health Services,
  Incorporated................       4,400           55
Sola International,
  Incorporated................       4,100           61
Sun Healthcare Group,
  Incorporated................       1,100            2
Total Renal Care Holdings,
  Incorporated (non-income
  producing)..................      14,900          207
                                             ----------
    TOTAL HEALTH CARE.........                    1,045
                                             ----------
TECHNOLOGY - 5.48%
COMMUNICATIONS EQUIPMENT - 0.25%
Cable Design Technologies
  Corporation.................       4,200           62
                                             ----------
    TOTAL COMMUNICATIONS
      EQUIPMENT...............                       62
                                             ----------
COMPUTERS (PERIPHERALS) - 2.38%
Creative Technology, Limited
  (non-income producing)......      22,000          278
Hutchinson Technology,
  Incorporated (non-income
  producing)..................       5,900          130
Radisys Corporation...........       6,200          195
                                             ----------
    TOTAL COMPUTERS
      (PERIPHERALS)...........                      603
                                             ----------
COMPUTERS SOFTWARE/SERVICES - 0.44%
Personal Group of America,
  Incorporated................       5,900           54
Systems & Computer
  Technology..................       4,200           58
                                             ----------
    TOTAL COMPUTERS
      SOFTWARE/SERVICES.......                      112
                                             ----------

                                  SHARES       VALUE
                                ----------   ----------
                                (DOLLARS IN THOUSANDS)
ELECTRONICS (COMPONENT DIST) - 0.06%
Marshall Industries,
  Incorporated................         700   $       11
Pioneer Standard Electronics,
  Incorporated................         500            4
                                             ----------
    TOTAL ELECTRONICS
      (COMPONENT DIST)........                       15
                                             ----------
ELECTRONICS (INSTRUMENT) - 0.17%
Bio Rad Laboratories,
  Incorporated................       1,500           42
                                             ----------
    TOTAL ELECTRONICS
      (INSTRUMENT)............                       42
                                             ----------
ELECTRONICS-SEMICONDUCTORS - 0.37%
General Semiconductor,
  Incorporated................       6,000           45
Neomagic Corporation..........       4,200           49
                                             ----------
    TOTAL ELECTRONICS-
      SEMICONDUCTORS..........                       94
                                             ----------
SERVICES (COMPUTER SYSTEMS) - 1.81%
Banctec, Incorporated.........         600           10
Cambridge Technology Partners
  (non-income producing)......       6,950          100
CHS Electronics,
  Incorporated................       4,700           24
Inacom Corporation (non-
  income producing)...........      33,291          323
                                             ----------
    TOTAL SERVICES (COMPUTER
      SYSTEMS)................                      457
                                             ----------
    TOTAL TECHNOLOGY..........                    1,385
                                             ----------
TRANSPORTATION - 1.09%
AIR FREIGHT - 0.13%
Airnet Systems,
  Incorporated................       3,200           34
                                             ----------
    TOTAL AIR FREIGHT.........                       34
                                             ----------
RAILROADS - 0.68%
Varlen Corporation............         700           20
Wisconsin Central
  Transportation
  Corporation.................       8,300          153
                                             ----------
    TOTAL RAILROADS...........                      173
                                             ----------
TRUCKERS - 0.28%
Roadway Express,
  Incorporated................         400            7
Us Freightways Corporation....         500           19
Consolidated Freightways
  Corporation.................       3,900           44
                                             ----------
    TOTAL TRUCKERS............                       70
                                             ----------
    TOTAL TRANSPORTATION......                      277
                                             ----------
UTILITIES - 2.41%
ELECTRIC COMPANIES - 2.41%
CMP Group, Incorporated.......      20,700          401
El Paso Electric Company......       9,100           73

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES SMALL CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                  SHARES       VALUE
                                ----------   ----------
                                (DOLLARS IN THOUSANDS)
Public Service Company........       7,500   $      134
                                             ----------
    TOTAL ELECTRIC
      COMPANIES...............                      608
                                             ----------
    TOTAL UTILITIES...........                      608
                                             ----------
SHORT-TERM INVESTMENTS (NOTE A) - 25.86%
AMR Investments Enhanced Yield
  Business Trust..............     449,386          449
AMR Investments Strategic Cash
  Business Trust..............   1,712,724        1,713

                                PAR AMOUNT     VALUE
                                ----------   ----------
                                (DOLLARS IN THOUSANDS)
Goldman Sachs Tri-Party
  Repurchase Agreement, 4.85%,
  Due 5/3/1999 (Note B).......  $   4,369    $    4,369
                                             ----------
    TOTAL SHORT-TERM
      INVESTMENTS.............                    6,531
                                             ----------
TOTAL INVESTMENTS - 107.92%
  (COST $25,469)..............                   27,260
                                             ----------
LIABILITIES, NET OF OTHER
  ASSETS - (7.92%)............                   (2,001)
                                             ----------
TOTAL NET ASSETS -- 100%......               $   25,259
                                             ==========

---------------

Based on the cost of investments of $25,469 for federal income tax purposes at April 30, 1999, the aggregate gross unrealized appreciation was $2,560, the aggregate gross unrealized depreciation was $769, and the net unrealized appreciation of investments was $1,791.

(A) Rates associated with short-term investments represent yield to maturity.

(B) Collateral held at The Bank of New York Company, Incorporated by Federal Home Loan Mortgage Corporation 7.50%, Due 8/1/2027 - Market Value $4,456

ABBREVIATIONS:

ADR - American Depositary Receipt
NV - Company
PLC - Public Limited Corporation
SA - Company

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                               SHARES         VALUE
                              ---------    ------------
                               (DOLLARS IN THOUSANDS)
AUSTRALIA COMMON STOCKS - 4.83%
Australia & New Zealand
  Banking Group.............  1,651,152    $     13,099
Broken Hill Property........    335,260           3,796
Cable and Wireless Optus....  1,544,000           3,479
Mayne Nickless, Limited.....    965,000           3,364
News Corporation Preferred
  Rights....................    345,000           2,701
News Corporation, Limited...    210,000           1,763
Pioneer International,
  Limited...................  5,412,306          13,236
QBE Insurance Group,
  Limited...................  2,038,828           9,134
RGC Gold Unsecured Notes....    550,000             171
WestPac Banking Group.......    451,135           3,449
Westralian Sands............    360,594             808
WMC, Limited................    785,000           3,397
                                           ------------
    TOTAL AUSTRALIA COMMON
      STOCKS................                     58,397
                                           ------------
AUSTRIA - 0.87%
PREFERRED STOCKS - 0.28%
Bank Austria AG.............     54,000           3,354
                                           ------------
    TOTAL AUSTRIA PREFERRED
      STOCKS................                      3,354
                                           ------------
COMMON STOCKS - 0.59%
Boehler-Uddeholm............     70,465           4,148
Evn Energie-Versorgung
  Niederoesterreich AG......      7,960           1,190
Mayr-Melnhof Karton AG......     16,000             778
VA Technologie AG...........     11,000           1,047
                                           ------------
    TOTAL AUSTRIA COMMON
      STOCKS................                      7,163
                                           ------------
    TOTAL AUSTRIA...........                     10,517
                                           ------------
CANADA COMMON STOCKS - 2.73%
Alcan Aluminum, Limited.....    105,000           3,317
Anderson Exploration,
  Limited...................    170,000           2,043
Canadian Imperial Bank of
  Commerce..................    243,650           6,274
IMASCO, Limited.............    238,000           5,246
Methanex Corporation........    275,000             765
Newbridge Network...........    100,000           3,708
Noranda, Incorporated.......    357,525           4,787
Ranger Oil, Limited.........    589,010           3,114
Renaissance Energy..........    140,000           2,120
Transcanada Pipelines,
  Limited...................    117,000           1,623
                                           ------------
    TOTAL CANADA COMMON
      STOCKS................                     32,997
                                           ------------
DENMARK COMMON STOCKS - 0.32%
Unidanmark AS, "A"..........     55,640           3,829
                                           ------------
    TOTAL DENMARK COMMON
      STOCKS................                      3,829
                                           ------------

                               SHARES         VALUE
                              ---------    ------------
                               (DOLLARS IN THOUSANDS)
FINLAND COMMON STOCKS - 2.82%
Enso-Gutzeit OY, "R"........    212,000    $      2,478
Nokia AB OY.................     49,500           3,820
Merita Bank, Limited........  1,503,070           8,985
Metra OY, "B"...............    105,000           2,616
Metsa-Serla OY, "B".........    100,000             857
Rauma OY....................    121,467           1,632
UPM-Kymmene OY..............    450,450          13,653
                                           ------------
    TOTAL FINLAND COMMON
      STOCKS................                     34,041
                                           ------------
FRANCE COMMON STOCKS - 10.54%
Alcatel Alsthom CG..........     59,150           7,272
Axa SA......................     98,472          12,731
Banque Nationale de Paris...    202,615          16,816
BIC SA......................     80,193           4,505
CSF (Thomson)...............    237,713           7,796
Elf Aquitaine SA............    138,500          21,539
La Farge-Coppee SA..........     94,123           9,161
Michelin (CGDE).............     39,075           1,776
Pechiney SA.................     51,800           2,192
Pernod-Ricard...............     75,152           5,077
Rhone-Poulenc, "A"..........    215,510          10,260
Saint Gobain................     25,598           4,401
Seita.......................     59,175           3,568
Societe Generale............     32,319           5,792
Total Petroleum Company,
  "B".......................     65,582           8,992
Vivendi.....................     23,655           5,533
                                           ------------
    TOTAL FRANCE COMMON
      STOCKS................                    127,411
                                           ------------
GERMANY - 6.82%
PREFERRED STOCKS - 0.32%
Dyckerhoff AG...............     14,099           3,878
                                           ------------
    TOTAL GERMANY PREFERRED
      STOCKS................                      3,878
                                           ------------
COMMON STOCKS - 6.50%
Allianz AG..................     11,795           3,762
BASF AG.....................     57,000           2,500
BAYER AG....................     60,000           2,552
BBS Kraftfahrzeugtechnik....      1,526             307
Buderus AG..................      9,725           3,303
Commerzbank AG..............    134,500           4,354
Daimler Chrysler AG.........     39,155           3,871
Deutsche Bank AG............     36,000           2,095
Dragerwerk AG...............    150,805           2,074
Hoechst AG..................    301,106          14,287
Metro AG....................    102,255           7,400
Muenchener Rueckversicherung
  AG........................      9,038           1,798
Muenchener Rueckversicherung
  AG, DEM 10................      9,038           1,817
Muenchener Rueckversicherung
  AG, DEM 5.................        293              10
SGL Carbon..................     36,630           2,017
Siemens AG..................     38,120           2,823

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                               SHARES         VALUE
                              ---------    ------------
                               (DOLLARS IN THOUSANDS)
Thyssen Krupp AG............    154,800    $      3,390
Veba AG.....................    299,452          16,442
Volkswagen AG...............     52,500           3,727
                                           ------------
    TOTAL GERMANY COMMON
      STOCKS................                     78,529
                                           ------------
    TOTAL GERMANY...........                     82,407
                                           ------------
HONG KONG COMMON STOCKS - 3.47%
Asia Satellite
  Telecommunications
  Holdings, Limited.........    275,000             497
Cheung Kong Holdings,
  Limited...................    655,000           5,958
Hang Lung Development
  Company, Limited..........  3,155,000           4,071
Hong Kong Electric
  Holdings..................    793,400           2,529
HSBC Holdings...............    102,955           3,826
Hutchinson Whampoa,
  Limited...................    322,000           2,888
National Mutual of Asia,
  Limited...................  1,700,000           1,305
New World Development
  Company, Limited..........  1,164,000           2,884
South China Morning Post....  7,886,000           4,757
Swire Pacific...............  1,830,200          10,272
Television Broadcast........    721,000           2,930
                                           ------------
    TOTAL HONG KONG COMMON
      STOCKS................                     41,917
                                           ------------
IRELAND COMMON STOCKS - 1.04%
Greencore Group.............  1,362,290           5,188
Jefferson Smurfit...........  2,694,092           7,354
                                           ------------
    TOTAL IRELAND COMMON
      STOCKS................                     12,542
                                           ------------
ITALY - 4.11%
PREFERRED STOCKS - 0.25%
Concessioni E Contruzioni
  Autostrade................    425,000           3,057
                                           ------------
    TOTAL ITALY PREFERRED
      STOCKS................                      3,057
                                           ------------
COMMON STOCKS - 3.86%
BCA Naz Del Lavoro..........    602,850           2,060
Burgo (Cartiere) SPA........    119,420             853
Eni SPA.....................  2,181,775          14,380
Fiat SPA....................    775,000           2,599
Instituto Nazionale Delle
  Assicurazioni.............  1,000,000           2,645
Sao Paolo Imi SPA...........    148,580           2,232
STET Telecom Italia.........  1,335,170          14,224
Telecom Italia SPA..........  1,319,750           7,107
Unione Immobiliare..........  1,000,000             573
                                           ------------
    TOTAL ITALY COMMON
      STOCKS................                     46,673
                                           ------------
    TOTAL ITALY.............                     49,730
                                           ------------
JAPAN COMMON STOCKS - 10.88%
Asahi Breweries.............    216,000           2,816
Best Denki Company..........    289,000           2,145
Hitachi Zosen Corporation...    212,000             290
Hitachi, Limited............    225,000           1,644

                               SHARES         VALUE
                              ---------    ------------
                               (DOLLARS IN THOUSANDS)
Japan Tobacco...............        686    $      6,897
Kanamoto Company............    310,000           1,961
KAO Corporation.............    185,000           4,696
Kokusai Electric............    722,000           5,504
Kyocera Corporation.........    123,300           7,324
Makita Corporation..........    105,000           1,128
Matsushita Electric
  Industrial Company........    342,800           6,519
Matsuzakaya Company.........    500,000           2,241
Namco.......................    374,900           8,480
Nichicon Corporation........    410,000           5,410
Nintendo Company, Limited...    175,900          16,402
Nippon Telephone & Telegraph
  Company...................        285           3,104
NTT Mobile Communication....        110           6,451
Okumura Corporation.........    700,000           2,821
Orix Corporation............     69,400           5,588
Promise Company, Limited....    296,000          16,863
Ricoh Company...............    310,100           2,988
Sankyo Company..............    118,000           2,476
Showa Sangyo Company........    850,000           1,723
Sony Corporation............     82,700           7,725
Sumitomo Trust & Banking....    609,000           2,990
TDK Corporation.............      3,000             227
Toyo Seikan Kaisha..........      1,000              20
Yamato Kogyo Company,
  Limited...................    120,000             814
Yodogawa Steel Works........    541,000           2,280
Yoshitomi Pharmaceutical....    185,000           1,985
                                           ------------
    TOTAL JAPAN COMMON
      STOCKS................                    131,512
                                           ------------
MALAYSIA COMMON STOCKS - 0.15%
Golden Hope Plantations
  BHD.......................  2,603,000           1,783
Hicom Holdings BHD..........     80,863              29
                                           ------------
    TOTAL MALAYSIA COMMON
      STOCKS................                      1,812
                                           ------------
MEXICO COMMON STOCKS - 0.65%
Alfa, SA....................    436,000           1,734
Consorcio Grupo Dina Sa De C
  V.........................    590,000             664
Grupo Mexico SA.............  1,047,300           4,058
Industrias Penoles..........    215,000             727
Vitro SA....................    335,000             703
                                           ------------
    TOTAL MEXICO COMMON
      STOCKS................                      7,886
                                           ------------
NETHERLANDS COMMON STOCKS - 6.87%
ABN AMRO Holdings NV........    372,080           8,877
Akzo Nobel NV...............    315,250          14,258
Fortis NL...................    103,308           3,683
Hollandsche Beton Groep NV..    289,160           4,115
Ing Groep NV................    309,629          19,098
Kon KPN NV..................    200,345           8,372
Philips Electronics.........    273,321          23,567
TNT Post Groep NV...........     42,500           1,147
                                           ------------
    TOTAL NETHERLANDS COMMON
      STOCKS................                     83,117
                                           ------------

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                               SHARES         VALUE
                              ---------    ------------
                               (DOLLARS IN THOUSANDS)
NEW ZEALAND COMMON STOCKS - 0.92%
Brierley Investments,
  Limited...................  1,753,762    $        500
Carter Holt Harvey,
  Limited...................    605,889             888
Fisher & Paykel, Limited....    880,000           3,225
Fletcher Challenge
  Building..................  2,564,979           4,248
Fletcher Challenge Forest...  2,778,284           1,492
Fletcher Challenge Paper....    765,000             715
                                           ------------
    TOTAL NEW ZEALAND COMMON
      STOCKS................                     11,068
                                           ------------
NORWAY COMMON STOCKS - 1.05%
Den Norsk Bank, Series A....    270,000             978
Kvaerner Industries AS......    151,269           3,031
Kvaerner Industries AS......     18,000             294
Norsk Hydro AS..............     60,000           2,693
Nycomed AS, Series B........    324,320           2,635
Saga Petroleum..............    220,175           2,446
Unitor AS...................     80,000             658
                                           ------------
    TOTAL NORWAY COMMON
      STOCK.................                     12,735
                                           ------------
SINGAPORE COMMON STOCKS - 1.42%
Development Bank of
  Singapore.................    665,000           7,068
Inchcape Motors.............    325,000             480
Creative Technology.........    332,750           4,185
Overseas Chinese Bank.......    113,000           1,061
Singapore Finance,
  Limited...................    387,000             569
United OverSeas Bank........    484,300           3,746
                                           ------------
    TOTAL SINGAPORE COMMON
      STOCK.................                     17,109
                                           ------------
SPAIN COMMON STOCKS - 3.28%
Argentaria C/P HIP..........    203,590           4,795
Banco Popular Espanol.......     28,000           1,985
Banco Santander SA..........    306,889           6,675
Endesa SA...................    137,945           3,071
Iberdrola SA................    170,357           2,388
Repsol SA (RG)..............    111,000           1,808
Telefonica de Espana........    396,285             369
Telefonica de Espana........    396,285          18,594
                                           ------------
    TOTAL SPAIN COMMON
      STOCKS................                     39,685
                                           ------------
SOUTH KOREA COMMON STOCKS - 0.19%
Korea Electric Power
  Corporation...............     80,860           2,327
                                           ------------
    TOTAL SOUTH KOREA COMMON
      STOCKS................                      2,327
                                           ------------
SWEDEN COMMON STOCKS - 4.50%
ABB AB......................    210,000           2,934
Assidoman AB................     56,000           1,159
Astrazeneca.................    199,813           7,816
Autoliv Incorporated........    125,000           4,355
Electrolux AB, "B"..........    812,050          16,510
Esselte AB, Class "A".......      2,000              31
Esselte AB, Class "B".......     17,000             266
Foreningssparbk.............     72,000           1,584
Granges AB..................     15,000             255
Nordbanken AS...............    274,100           1,727
SKF AB, "B" Free............     80,000           1,379

                               SHARES         VALUE
                              ---------    ------------
                               (DOLLARS IN THOUSANDS)
Stora Enso OY...............     62,062    $        697
Stora Enso OY...............    152,602           1,751
Svedala Industries, "A"
  Free......................     90,000           1,584
Svenska Handelsbanken.......     73,830           2,774
Volvo AB....................    361,160           9,554
                                           ------------
    TOTAL SWEDEN COMMON
      STOCK.................                     54,376
                                           ------------
SWITZERLAND COMMON STOCKS - 4.29%
ABB AG......................      1,650           2,411
Nestle SA...................      1,270           2,355
Novartis AG.................      6,585           9,658
Saurer AG...................      7,031           4,124
Schweitz Ruckversiche.......      2,329           5,106
Sig Schweitz Industries
  AG........................     16,804          10,673
Sulzer AG...................     13,298           8,464
Zurich Allied AG............     14,025           9,056
                                           ------------
    TOTAL SWITZERLAND COMMON
      STOCK.................                     51,847
                                           ------------
UNITED KINGDOM COMMON STOCKS - 21.63%
Allied Domecq, PLC..........    800,964           6,242
Allied Zurich...............    738,532           9,798
Arcadia Group...............     41,875             189
Arriva......................    205,000           1,314
BG, PLC.....................    529,411           2,983
BOC Group...................    351,053           5,551
BP Amoco....................    356,865           6,780
British Aerospace...........  1,285,785           9,627
British American Tobacco
  Industries, PLC...........  1,141,042           9,627
British Energy, PLC.........    300,000           2,550
British Telecommunications..    380,000           6,351
Cadbury Schweppes...........    179,460           2,395
Coats Viyella, PLC..........  3,874,530           2,838
Commercial Union, PLC.......    368,590           5,763
Cookson Group, PLC..........  4,022,815          11,335
Cortaulds Textiles, PLC.....    150,000             421
Debenhams Retail............     83,750             645
Diageo......................    422,543           4,871
Express Dairies.............    250,000             447
Fairview Holdings, PLC......     37,500              84
General Electric............    435,000           4,609
Granada Group...............    255,405           5,453
Hanson, PLC.................  1,113,395          11,079
Hillsdown Holdings, PLC.....  2,788,870           3,682
Imperial Chemical
  Industries, PLC...........    583,095           6,337
Inchcape, PLC...............    300,000             729
Invensys....................  2,736,755          13,924
Laporte, PLC................    844,213           9,991
Lloyds TSB Group, PLC.......    510,365           8,234
Marks & Spencer.............    500,000           3,432
Medeva, PLC.................  4,237,717           7,915
National Grid Group, PLC....    255,000           1,761
National Power, PLC.........    300,000           2,420
National Westminster Bank,
  PLC.......................    673,547          16,213
Next, PLC...................    190,000           2,352
Northern Foods, PLC.........  1,000,000           1,964

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                               SHARES         VALUE
                              ---------    ------------
                               (DOLLARS IN THOUSANDS)
Prudential Corporation......    353,865    $      5,037
Reckitt & Colman, PLC.......    371,625           4,416
Royal & Sun Alliance
  Insurance Group...........    549,000           4,751
Safeway, PLC................    509,677           2,125
Scapa Group.................    785,000           1,706
Shell Transportation &
  Trading Company, PLC......    535,000           4,014
Storehouse..................  1,480,000           3,455
Tate & Lyle, PLC............    405,000           2,788
Tesco, PLC..................  2,468,287           7,342
Thames Water Group, PLC.....    173,983           2,405
TI Group, PLC...............  1,450,550          12,145
Tomkins.....................  1,879,908           7,991
Transport Development
  Group.....................     28,260             104
Unilever, PLC...............    325,565           2,896
United News & Media PLC.....    262,368           3,194
Vickers Group...............    693,333           1,853
Williams, PLC...............    778,970           5,393
                                           ------------
    TOTAL UNITED KINGDOM....                    261,521
                                           ------------
UNITED STATES - 22.99%
FOREIGN SECURITIES DENOMINATED IN U.S. DOLLARS - 1.73%
G P Batteries International,
  Limited...................    436,000             729
Kookmin Bank GDR............    162,377           2,253
Jardine Matheson Holding,
  Limited...................    871,000           3,710
New Holland NV..............    160,000           2,320
Nova Chemical Corporation,
  ADR.......................     23,400             491
Sk Telecom, Limited.........    169,282           2,349
Stolt-Nielsen SA, "B".......     38,000             579
Telmex ADR..................    113,000           8,560
                                           ------------
    TOTAL FOREIGN SECURITIES
      DENOMINATED IN U.S.
      DOLLARS...............                     20,991
                                           ------------
                                 PAR
                               AMOUNT
                              ---------
UNITED STATES GOVERNMENT AND AGENCY OBLIGATIONS (NOTE
  A) - 2.87%
FEDERAL FARM CREDIT BANK - 0.24%
Discount Note, 4.76%, Due
  5/14/1999.................  $   2,480           2,476
Discount Note, 4.76%, Due
  6/4/1999..................        440             438
                                           ------------
    TOTAL FEDERAL FARM
      CREDIT BANK...........                      2,914
                                           ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.60%
Discount Note, 4.75%, Due
  5/12/1999.................        380             379
Discount Note, 4.78%, Due
  5/18/1999.................      2,485           2,479
Discount Note, 4.76%, Due
  5/25/1999.................      1,580           1,575
                                 PAR
                               AMOUNT         VALUE
                              ---------    ------------
Discount Note, 4.78%, Due
  6/8/1999..................  $   1,015    $      1,010
Discount Note, 4.76%, Due
  6/11/1999.................      2,080           2,069
Discount Note, 4.72%, Due
  7/7/1999..................      2,450           2,428
Discount Note, 4.69%, Due
  7/21/1999.................      9,448           9,348
                                           ------------
    TOTAL FEDERAL HOME LOAN
      MORTGAGE
      CORPORATION...........                     19,288
                                           ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.75%
Discount Note, 4.73%, Due
  5/10/1999.................      1,305           1,303
Discount Note, 4.62%, Due
  6/7/1999..................      2,939           2,925
Discount Note, 4.70%, Due
  7/2/1999..................      1,625           1,612
Discount Note, 4.70%, Due
  7/15/1999.................      3,285           3,253
                                           ------------
    TOTAL FEDERAL NATIONAL
      MORTGAGE
      ASSOCIATION...........                      9,093
                                           ------------
U.S. TREASURY BILLS - 0.28%
Due 5/27/1999...............      1,014           1,011
Due 10/14/1999..............      2,437           2,388
                                           ------------
    TOTAL U.S. TREASURY
      BILLS.................                      3,399
                                           ------------
    TOTAL UNITED STATES
      GOVERNMENT AND AGENCY
      OBLIGATIONS...........                     34,694
                                           ------------
                               SHARES
                              ---------
SHORT TERM INVESTMENTS - 18.39%
AMR Investments Enhanced Yield Business
  Trust......................46,830,301          46,830
AMR Investments Strategic Cash Business
  Trust.....................156,880,662         156,881
                                 PAR
                               AMOUNT
                              ---------
State Street Bank Euro......  $  18,703          18,703
                                           ------------
    TOTAL SHORT TERM
      INVESTMENTS...........                    222,414
                                           ------------
  TOTAL UNITED STATES.......                    278,099
                                           ------------
TOTAL INVESTMENTS - 116.37%
  (COST $1,232,045).........                  1,406,882
                                           ------------
LIABILITIES, NET OF OTHER
  ASSETS - (16.37%).........                   (197,862)
                                           ------------
TOTAL NET ASSETS - 100%.....               $  1,209,020
                                           ============

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

Based on the cost of investments of $1,232,282 for federal income tax purposes at April 30, 1999, the aggregate gross unrealized appreciation was $222,212, the aggregate gross unrealized depreciation was $47,612, and the net unrealized appreciation of investments was $174,600.
(A) Rates associated with short-term investments represent yield to maturity or yield to next reset date.

ABBREVIATIONS:

AB - Company (Sweden)
ADR - American Depository Receipt (United States)
AG - Company (Austria, Germany, Switzerland)
AS - Company (Denmark, Norway, Sweden)
BHD - Berhard (Malaysia)
CG - Company General (France)
GDR - Global Depository Receipt (United States)
NV - Company (Netherlands, United States)
OY - Company (Finland, Sweden)
PLC - Public Limited Corporation (United Kingdom)
RG - (Spain)
SA - Company (France, Mexico, Spain, Switzerland, United States )
SPA - Company (Italy)

INDUSTRY DIVERSIFICATION
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                              PERCENT OF
                                                              NET ASSETS
                                                              ----------
Capital Goods...............................................     8.36%
Consumer Durables...........................................     4.88%
Consumer Non-Durables.......................................    15.45%
Energy......................................................    10.35%
Finance.....................................................    25.78%
Materials & Services........................................    20.38%
Technology..................................................     6.28%
Transportation..............................................    21.00%
Utilities...................................................     3.42%
Fixed Income................................................     2.87%
Short-Term Investments......................................    18.39%
Other Assets (Liabilities)..................................   (16.37%)
                                                               -------
          NET ASSETS........................................   100.00%
                                                               =======

--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES INTERMEDIATE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                 PAR
                                                               AMOUNT         VALUE
                                                              ---------     ---------
                                                              (DOLLARS IN THOUSANDS)
U.S. TREASURY OBLIGATIONS - 21.02%
U.S. TREASURY BONDS - 13.44%
10.75%, Due 2/15/2003.......................................  $  5,820      $  6,886
10.375%, Due 11/15/2012.....................................     4,235         5,577
7.50%, Due 11/15/2016.......................................     4,000         4,684
8.125%, Due 8/15/2019.......................................     6,245         7,845
8.50%, Due 2/15/2020........................................     6,500         8,472
6.125%, Due 11/15/2027......................................     1,880         1,941
                                                                            --------
    TOTAL U.S. TREASURY BONDS...............................                  35,405
                                                                            --------
U.S. TREASURY NOTES - 7.58%
5.625%, Due 11/30/2000......................................     4,345         4,383
6.25%, Due 8/31/2002........................................     3,470         3,574
6.625%, Due 5/15/2007.......................................     9,205         9,913
6.125%, Due 8/15/2007.......................................     2,000         2,091
                                                                            --------
    TOTAL U.S. TREASURY NOTES...............................                  19,961
                                                                            --------
    TOTAL U.S. TREASURY OBLIGATIONS.........................                  55,366
                                                                            --------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 18.43%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 10.45%
2125 QE, 5.50%, Due 12/15/2007..............................     3,000         2,954
2108 PE, 5.50%, Due 4/15/2008...............................     2,500         2,473
2124 MB, 5.00%, Due 10/15/2011..............................     4,000         3,878
Gold Pool #E00540, 6.00%, Due 3/1/2013......................       634           630
Gold Pool #E69244, 6.00%, Due 3/1/2013......................     1,263         1,255
2112 PB, 5.50%, Due 11/15/2016..............................     4,234         4,152
1574 PF, 6.00%, Due 1/15/2019...............................     1,000           996
1914 B, 6.30%, Due 2/15/2020................................     2,479         2,479
2038 PB, 5.50%, Due 12/15/2026..............................     3,000         2,917
Gold Pool #C00658, 6.50%, Due 10/1/2028.....................       966           961
Gold Pool #C16078, 6.50%, Due 10/1/2028.....................       373           371
TBA, Gold, 6.00%, Due 12/31/2099............................     2,500         2,487
TBA, Gold, 6.50%, Due 12/31/2099............................     2,000         1,984
                                                                            --------
    TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION............                  27,537
                                                                            --------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 7.98%
Pool #330551, 7.00%, Due 11/15/2022.........................     2,303         2,346
Pool #344185, 7.50%, Due 12/15/2022.........................     2,227         2,301
Pool #356688, 7.00%, Due 7/15/2023..........................     2,296         2,337
Pool #370820, 6.50%, Due 9/15/2023..........................     3,144         3,144
Pool #354665, 6.50%, Due 10/15/2023.........................     1,532         1,528
Pool #367249, 6.50%, Due 12/15/2023.........................     3,087         3,079
Pool #386441, 8.00%, Due 8/15/2024..........................     2,134         2,226
Pool #780570, 7.00%, Due 5/15/2027..........................     1,053         1,069
Pool #491467, 6.50%, Due 5/15/2029..........................     3,000         2,980
                                                                            --------
    TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION..........                  21,010
                                                                            --------
    TOTAL U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS...........                  48,547
                                                                            --------
ASSET-BACKED SECURITIES - 0.99%
Ford Credit Auto Owner Trust, 5.81%, Due 3/15/2002..........     2,600         2,613
                                                                            --------
    TOTAL ASSET-BACKED SECURITIES...........................                   2,613
                                                                            --------
COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 1.95%
General Motors Acceptance Corporation Commercial Mortgage
  Securities, Incorporated 6.869%, Due 8/15/2007............     5,000         5,150
                                                                            --------
    TOTAL COMMERCIAL MORTGAGE-BACKED OBLIGATIONS............                   5,150
                                                                            --------
CORPORATE OBLIGATIONS - 56.59%
FINANCIAL - 27.79%
Aetna Services, Incorporated, 6.75%, Due 8/15/2001..........     2,500         2,517

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES INTERMEDIATE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                 PAR
                                                               AMOUNT         VALUE
                                                              ---------     ---------
                                                              (DOLLARS IN THOUSANDS)
American Express Credit Corporation, 6.125%, Due
  6/15/2000.................................................  $  2,000      $  2,014
Amsouth Bancorporation, 6.125%, Due 3/1/2009................     1,025           993
A T & T Capital Corporation, 5.86%, Due 4/26/2002...........     1,300         1,294
BankAmerica Corporation,
  9.20%, Due 5/15/2003......................................     2,300         2,554
  7.20%, Due 4/15/2006......................................     1,280         1,328
Bear Stearns Company, Variable Rate, 4.20%, Due 7/10/2000...     5,000         4,984
Cendant Corporation, 7.75%, Due 12/1/2003...................     3,000         3,094
Chase Manhattan Corporation, 7.125%, Due 6/15/2009..........     2,200         2,303
CIT Group, Incorporated, 5.50%, Due 2/15/2004...............       660           646
CitiCorp, 7.20%, Due 6/15/2007..............................     2,400         2,506
Citigroup, Incorporated,
  5.80%, Due 3/15/2004......................................     1,605         1,592
  6.875%, Due 2/15/2098.....................................       810           771
Countrywide Funding Corporation, MTN, 6.38%, Due
  10/8/2002.................................................     1,360         1,365
EOP Oper Limited Partnership,
  6.38%, Due 2/15/2012......................................     1,315         1,307
  6.50%, Due 1/15/2004......................................     3,250         3,226
First Union Bank of North Carolina, 5.80%, Due 12/1/2008....     3,000         2,864
Ford Motor Credit Corporation, Variable Rate, 6.125%, Due
  4/28/2003.................................................     2,490         2,502
General Motors Acceptance Corporation, 5.91%, Due
  3/11/2002.................................................     2,000         2,001
Mellon Bank, N.A., 7.375%, Due 5/15/2007....................     3,000         3,168
Merrill Lynch and Company,
  Variable Rate, 4.47%, Due 6/27/2000.......................     5,000         4,977
  5.05%, Due 2/17/2009......................................       785           756
National City Corporation, 6.875%, Due 5/15/2019............       990           987
NationsBank Corporation, 6.60%, Due 5/15/2010...............     3,350         3,367
Newcourt Credit Group, Incorporated, 6.875%, Due
  2/16/2005.................................................     2,060         2,111
Sears Roebuck Acceptance Corporation,
  6.93%, Due 10/03/2002.....................................     2,000         2,050
  6.72%, Due 11/5/2003......................................     2,200         2,242
Simon Debartolo Group LP, 6.625%, Due 6/15/2003.............     1,950         1,933
Simon Property Group, Incorporated, 7.125%, Due 2/9/2009....     3,000         2,968
Swiss Bank Corporation, 7.375%, Due 7/15/2015...............     3,000         3,099
Travelers Property Casualty Corporation, 6.75%, Due
  4/15/2001.................................................     4,000         4,056
Wells Fargo and Company, 6.875%, Due 5/10/2001..............     1,600         1,637
                                                                            --------
    TOTAL FINANCIAL.........................................                  73,212
                                                                            --------
INDUSTRIAL - 21.32%
Coca Cola Company, Incorporated, 6.00%, Due 3/15/2001.......     4,000         4,016
Conoco, Incorporated, 6.95%, Due 4/15/2029..................     1,140         1,124
Cooper Industries, Incorporated, 6.70%, Due 9/22/2005.......     2,000         2,042
Dana Corporation, 6.25%, Due 3/1/2004.......................     1,070         1,069
Federated Department Stores, Incorporated, 6.79%, Due
  7/15/2027.................................................     1,475         1,505
Fort James Corporation, 6.625%, Due 9/15/2004...............     2,000         2,035
General Motors, Incorporated 7.70%, Due 4/15/2016...........     3,000         3,254
Honeywell Incorporated, 6.625%, Due 6/15/2028...............     2,500         2,381
Ikon Office Solutions, Incorporated, 6.75%, Due 12/1/2025...     1,800         1,448
Ingersoll Rand Company, 6.34%, Due 12/3/2001................     2,000         2,017
J. C. Penney and Company, 7.375%, Due 6/15/2004.............     2,000         2,053
Loews Corporation, 6.75%, Due 12/15/2006....................     2,000         1,984
Martin Marietta Material, Incorporated, 6.90%, Due
  8/15/2007.................................................     1,500         1,558
Norfolk Southern Corporation, 7.05%, Due 5/1/2037...........     1,300         1,357
Occidental Petroleum Corporation,
  6.40%, Due 4/1/2003.......................................     1,310         1,292
  6.50%, Due 4/1/2005.......................................     3,710         3,625
Paramount Communications, 8.25%, Due 8/1/2022...............     2,750         2,899
Philip Morris Companies, Incorporated, 7.20%, Due
  2/1/2007..................................................     2,000         2,072
Phillips Petroleum Company, 6.375%, Due 3/30/2009...........     3,000         2,976
Raytheon Company, 7.00%, Due 11/1/2028......................     1,080         1,080

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES INTERMEDIATE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                 PAR
                                                               AMOUNT         VALUE
                                                              ---------     ---------
                                                              (DOLLARS IN THOUSANDS)
Service Corporation, International, 6.00%, Due 12/15/2005...  $  2,575      $  2,432
Temple Inland Incorporated, 6.75%, Due 3/1/2009.............       820           805
Time Warner Asset Trust, 6.10%, Due 12/30/2001..............     2,820         2,828
Union Oil Company of California, 7.20%, Due 5/15/2005.......     3,800         3,917
USA Waste Services, Incorporated, 7.00%, Due 7/15/2028......     1,500         1,482
Williams Companies, Incorporated, 6.50%, Due 8/1/2006.......     1,515         1,510
WMX Technologies, Incorporated, 6.65%, Due 5/15/2005........     1,375         1,387
                                                                            --------
    TOTAL INDUSTRIAL........................................                  56,148
                                                                            --------
SOVEREIGN - 0.80%
Province of Quebec, 5.75%, Due 2/15/2009....................     2,170         2,115
                                                                            --------
    TOTAL SOVEREIGN.........................................                   2,115
                                                                            --------
UTILITIES - 6.68%
GTE Corporation, 7.83%, Due 5/1/2023........................       750           773
KN Energy, 6.45%, Due 11/30/2001............................     1,600         1,615
Noram Energy Corporation, 6.375%, Due 11/1/2003.............     1,780         1,783
Puget Sound Power & Light Company, 7.75%, Due 2/1/2007......     3,000         3,264
Sprint Capital Corporation,
  6.125%, Due 11/15/2008....................................     3,000         2,899
  6.90%, Due 5/1/2019.......................................     2,235         2,199
Western Resources, Incorporated, 6.875%, Due 8/1/2004.......     2,000         2,043
WorldCom Incorporated, 6.40%, Due 8/15/2005.................     3,000         3,013
                                                                            --------
    TOTAL UTILITIES.........................................                  17,589
                                                                            --------
    TOTAL CORPORATE OBLIGATIONS.............................                 149,064
                                                                            --------

SHORT-TERM INVESTMENTS (NOTE A) - 18.18%

                                                                SHARES
                                                              ----------
                                                              ---------     ---------
                                                              (DOLLARS IN THOUSANDS)
AMR Investments Enhanced Yield Business Trust...............  10,506,751       10,507
AMR Investments Strategic Cash Business Trust...............  27,955,912       27,956

                                                                PAR
                                                               AMOUNT
                                                              --------
Goldman Sachs Treasury Tri-Party Repurchase Agreement,
  4.85%,
  Due 5/3/1999 (Note B).....................................  $  9,430        9,430
                                                                           --------
    TOTAL SHORT-TERM INVESTMENTS............................                 47,893
                                                                           --------
    TOTAL INVESTMENTS - 117.16% (COST $310,511).............                308,633
                                                                           --------
    LIABILITIES, NET OF OTHER ASSETS - (17.16%).............                (45,202)
                                                                           --------
    TOTAL NET ASSETS - 100%.................................               $263,431
                                                                           ========

---------------
Based on the cost of investments of $310,550 for federal income tax purposes at April 30, 1999, the aggregate gross unrealized appreciation was $636, the unrealized depreciation was $2,553, and the net unrealized depreciation of investments was $1,917.

(A) Rates associated with short-term investments represent yield to maturity.

(B)Collateral held at The Bank of New York, by Federal Home Loan Mortgage Note, 6.50%, Due 2/1/2029 - Market Value $9,618.

ABBREVIATIONS:
LP - Limited Partnership

MTN - Medium-Term Note

--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES SHORT-TERM BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                PAR
                                                               AMOUNT         VALUE
                                                              --------       --------
                                                              (DOLLARS IN THOUSANDS)
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 16.01%
Federal Home Loan Mortgage Corporation, M H-1 A
  REMIC, 10.15%, Due 4/15/2006..............................  $     34       $     34
  REMIC, 5.50%, Due 12/15/2007..............................     2,000          1,969
  REMIC, 5.00%, Due 10/15/2011..............................     4,000          3,878
  REMIC, 5.50%, Due 11/15/2016..............................     4,000          3,923
Government National Mortgage Association, Pool #780173,
  9.50%, Due 12/15/2019.....................................     5,820          6,283
                                                                             --------
    TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS..............                   16,087
                                                                             --------
CORPORATE OBLIGATIONS - 72.73%
FINANCIAL - 36.55%
Aetna Services, Incorporated, 6.75%, Due 8/15/2001..........     2,000          2,013
Associates Corporation of North America, 6.45%, Due
  10/15/2001................................................     3,000          3,050
BankAmerica Corporation, 9.50%, Due 4/1/2001................     2,380          2,537
Bear Stearns Company, Variable Rate, 4.96%, Due 7/10/2000...     5,000          4,984
Cendant Corporation, 7.75%, Due 12/1/2003...................     1,590          1,640
Chase Manhattan Corporation, 8.50%, Due 2/15/2002...........     2,200          2,342
CitiCorp, 8.625%, Due 12/1/2002.............................     2,000          2,167
Heller Financial, Incorporated, 5.875%, Due 11/1/2000.......     3,000          3,008
Lehman Brothers Holdings, Incorporated, 6.15%, Due
  3/15/2000.................................................     3,000          3,007
Merrill Lynch and Company, Variable Rate, 5.05%, Due
  6/27/2000.................................................     6,000          5,973
PHH Corporation, 5.92%, Due 9/18/2000.......................     2,000          2,002
PHH Corporation, 5.43%, Due 9/18/2000.......................     1,000            999
Prudential Funding Corporation, 5.024%, Due 12/21/2000......     3,000          2,995
                                                                             --------
    TOTAL FINANCIAL.........................................                   36,717
                                                                             --------
INDUSTRIAL - 22.92%
Fort James Corporation, 8.375%, Due 11/15/2001..............     3,000          3,149
General Motors Corporation, 9.125%, Due 7/15/2001...........     4,000          4,266
Occidental Petroleum Corporation, 6.50%, Due 4/1/2005.......     2,500          2,443
Philip Morris Companies, Incorporated, 7.25%, Due
  1/15/2003.................................................     3,000          3,104
Tandy Corporation, MTN, 6.31%, Due 12/17/2001...............     4,000          3,986
Union Camp Corporation, 9.54%, Due 12/15/2000...............     2,000          2,106
Union Oil Company of California, 6.375%, Due 2/1/2004.......     2,880          2,880
Weyerhaeuser Company, 9.05%, Due 2/1/2003...................     1,000          1,093
                                                                             --------
    TOTAL INDUSTRIAL........................................                   23,027
                                                                             --------
UTILITY - 9.97%
Puget Sound Power & Light Company, MTN, 6.50%, Due
  9/14/1999.................................................     3,000          3,013
Sprint Capital Corporation, 5.70%, Due 11/15/2003...........     3,000          2,951
Texas Utilities Electric Company, 7.375%, Due 8/1/2001......     1,000          1,033
WorldCom Incorporated, 6.25%, Due 8/15/2003.................     3,000          3,018
                                                                             --------
    TOTAL UTILITY...........................................                   10,015
                                                                             --------
FOREIGN - 3.29%
Province of Quebec, 8.80%, Due 4/15/2003....................     3,000          3,301
                                                                             --------
    TOTAL FOREIGN...........................................                    3,301
                                                                             --------
    TOTAL CORPORATE OBLIGATIONS.............................                   73,060
                                                                             --------
ASSET-BACKED SECURITIES - 5.59%
Citibank Credit Card Master Trust I, Series 1997 3B, 6.989%,
  Due 2/10/2004.............................................     3,000          3,063
Honda Auto Receivables, 144a, 5.50%, Due 7/15/2004 (Note
  B)........................................................     2,553          2,553
                                                                             --------
    TOTAL ASSET-BACKED SECURITIES...........................                    5,616
                                                                             --------
NON-AGENCY MORTGAGE BACKED OBLIGATIONS - 2.15%
Resolution Trust Corporation,
  1992-1 A1, 7.014%, Due 5/25/2028..........................       853            853
  1992-4 A2, 7.091%, Due 7/25/2028..........................     1,313          1,308
                                                                             --------
    TOTAL NON-AGENCY MORTGAGE BACKED OBLIGATIONS............                    2,161
                                                                             --------

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES SHORT-TERM BOND PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                               SHARES         VALUE
                                                              --------       --------
                                                              (DOLLARS IN THOUSANDS)
SHORT-TERM INVESTMENTS (NOTE A) - 3.09%
AMR Investments Strategic Cash Business Trust...............   657,200       $    657

                                                                PAR
                                                               AMOUNT
                                                              --------
Goldman Sachs Treasury Tri-Party Repurchase Agreement,
  4.85%, Due 5/3/1999 (Note C)..............................  $  2,443          2,443
                                                                             --------
    TOTAL SHORT-TERM INVESTMENTS............................                    3,100
                                                                             --------
TOTAL INVESTMENTS - 99.57% (COST $100,836)..................                  100,024
                                                                             --------
OTHER ASSETS, NET OF LIABILITIES - 0.43%....................                      432
                                                                             --------
TOTAL NET ASSETS - 100%.....................................                 $100,456
                                                                             ========

---------------

Based on the cost of investments of $100,836 for federal income tax purposes at April 30, 1999, the aggregate gross unrealized appreciation was $99, the unrealized depreciation was $911, and the net unrealized depreciation of investments was $812.

(A)Rates associated with short-term investments represent yield to maturity.

(B)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2.553 or 0.03% of net assets.

(C)Collateral held at The Bank of New York, N.A., by Federal Home Loan Mortgage Note, 6.00%, Due 5/1/2003 - Market Value $2,492.

ABBREVIATIONS:

MTN - Medium-Term Note

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                             SHORT-
                                               LARGE CAP     SMALL CAP    INTERNATIONAL    INTERMEDIATE       TERM
                                  BALANCED       VALUE         VALUE         EQUITY            BOND           BOND
                                 ----------    ----------    ---------    -------------    ------------    ----------
                                                             (IN THOUSANDS)
ASSETS:
    Investments in securities
      at value
      (cost - $1,127,311;
      $1,535,149; $25,469;
      $1,232,045; $310,511;
      $100,836,
      respectively)*...........  $1,276,758    $1,899,532     $27,260      $1,406,882        $308,633       $100,024
    Cash, including foreign
      currency.................           -             -           -             710               -              -
    Dividends and interest
      receivable...............       7,194         2,701          13           4,457           4,017          1,156
    Reclaims receivable........           -             -           -           1,382               -              -
    Receivable for investments
      sold.....................      18,185        30,113         229           9,786           3,213              -
    Deferred organization
      costs, net...............           -             -           -               -              19              -
    Other assets...............           7            23          22               -               -              -
                                 ----------    ----------     -------      ----------        --------       --------
        TOTAL ASSETS...........   1,302,144     1,932,369      27,524       1,423,217         315,882        101,180
                                 ----------    ----------     -------      ----------        --------       --------
LIABILITIES:
    Payable for investments
      purchased................      30,608         6,974          58           6,865          13,880              -
    Payable upon return of
      securities loaned........     128,813        75,914       2,162         204,082          38,463            657
    Management and investment
      advisory fees payable
      (Note 2).................         933         1,460          22           1,836              54             23
    Accrued organization
      costs....................          11            11           -              11              16             11
    Unrealized depreciation on
      foreign currency
      contracts................           -             -           -             455               -              -
    Other liabilities..........         103           167          23             948              38             33
                                 ----------    ----------     -------      ----------        --------       --------
        TOTAL LIABILITIES......     160,468        84,526       2,265         214,197          52,451            724
                                 ----------    ----------     -------      ----------        --------       --------
NET ASSETS APPLICABLE TO
  INVESTORS' BENEFICIAL
  INTERESTS....................  $1,141,676    $1,847,843     $25,259      $1,209,020        $263,431       $100,456
                                 ==========    ==========     =======      ==========        ========       ========

---------------

* Includes repurchase agreements of $34,112, $12,662, $4,369, $9,430 and $2,443 for the Balanced Portfolio, Large Cap Value Portfolio, Small Cap Value Portfolio, Intermediate Bond Portfolio and Short-Term Bond Portfolio, respectively.

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF OPERATIONS (Unaudited)
--------------------------------------------------------------------------------

                                                  LARGE CAP       SMALL CAP       INTERNATIONAL   INTERMEDIATE   SHORT-TERM
                                       BALANCED     VALUE           VALUE            EQUITY           BOND          BOND
                                       --------   ---------   -----------------   -------------   ------------   ----------
                                                              DECEMBER 31, 1998
                                         SIX MONTHS ENDED            TO
                                          APRIL 30, 1999       APRIL 30, 1999          SIX MONTHS ENDED APRIL 30, 1999
                                       --------------------   -----------------   -----------------------------------------
                                                                          (IN THOUSANDS)
INVESTMENT INCOME:
    Interest income..................  $14,151    $    666         $   39           $  1,546        $  6,429      $ 3,789
    Dividend income (net of foreign
      taxes of $52, $126 and $991 in
      Balanced, Large Cap Value and
      International Equity
      Portfolios, respectively)......    8,105      22,683             35             11,993               -            -
    Income derived from commission
      recapture (Note 6).............        9          25              2                 11               -            -
    Income derived from securities
      lending, net (Note 5)..........      300         116              -                324              61           16
                                       -------    --------         ------           --------        --------      -------
        TOTAL INVESTMENT INCOME......   22,565      23,490             76             13,874           6,490        3,805
                                       -------    --------         ------           --------        --------      -------
EXPENSES:
    Management and investment
      advisory fees (Note 2).........    1,625       2,742             24              2,202             273          145
    Custodian fees...................      120         100             14                305              28           21
    Professional fees................       13          51              2                 21               8            -
    Other expenses...................       37          80              7                 18               5            8
                                       -------    --------         ------           --------        --------      -------
        TOTAL EXPENSES...............    1,795       2,973             47              2,546             314          174
                                       -------    --------         ------           --------        --------      -------
    Less fees waived (Note 2)........        -           -             22                  -               -            -
                                       -------    --------         ------           --------        --------      -------
        NET EXPENSES.................    1,795       2,973             25              2,546             314          174
                                       -------    --------         ------           --------        --------      -------
NET INVESTMENT INCOME................   20,770      20,517             51             11,328           6,176        3,631
                                       -------    --------         ------           --------        --------      -------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
    Net realized gain (loss) on
      investments....................   31,917     125,873             13             70,819              14       (1,161)
    Net realized loss on foreign
      currency transactions..........        -           -              -             (9,029)              -            -
    Change in net unrealized
      appreciation or depreciation of
      investments....................   31,899      91,921          1,791              6,986          (5,853)      (1,063)
    Change in net unrealized
      depreciation of foreign
      currency contracts and
      translations...................        -           -              -             76,411               -            -
                                       -------    --------         ------           --------        --------      -------
        NET GAIN (LOSS) ON
          INVESTMENTS................   63,816     217,794          1,804            145,187          (5,839)      (2,224)
                                       -------    --------         ------           --------        --------      -------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS....................  $84,586    $238,311         $1,855           $156,515        $    337      $ 1,407
                                       =======    ========         ======           ========        ========      =======

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                          SMALL CAP
                                         BALANCED                 LARGE CAP VALUE           VALUE         INTERNATIONAL EQUITY
                                 -------------------------   -------------------------   ------------   -------------------------
                                 SIX MONTHS                  SIX MONTHS                  DECEMBER 31,   SIX MONTHS
                                    ENDED                       ENDED                        1998          ENDED
                                  APRIL 30,    YEAR ENDED     APRIL 30,    YEAR ENDED    TO APRIL 30,    APRIL 30,    YEAR ENDED
                                    1999       OCTOBER 31,      1999       OCTOBER 31,       1999          1999       OCTOBER 31,
                                 (UNAUDITED)      1998       (UNAUDITED)      1998       (UNAUDITED)    (UNAUDITED)      1998
                                 -----------   -----------   -----------   -----------   ------------   -----------   -----------
                                                                          (IN THOUSANDS)
INCREASE IN NET ASSETS:
OPERATIONS:
  Net investment income........  $   20,770    $   39,355    $   20,517    $    40,696     $    51      $   11,328    $   21,857
  Net realized gain (loss) on
    investments and foreign
    currency transactions......      31,917        85,245       125,873        193,378          13          61,790        27,616
  Change in net unrealized
    appreciation or
    depreciation of investments
    and foreign currency
    translations...............      31,899       (35,136)       91,921       (127,017)      1,791          83,397       (19,922)
                                 ----------    ----------    ----------    -----------     -------      ----------    ----------
     NET INCREASE IN NET ASSETS
      RESULTING FROM
      OPERATIONS...............      84,586        89,464       238,311        107,057       1,855         156,515        29,551
                                 ----------    ----------    ----------    -----------     -------      ----------    ----------
TRANSACTIONS IN INVESTORS'
 BENEFICIAL INTERESTS:
  Contributions................      77,189       166,037       162,994        359,223      23,688         381,185       678,114
  Withdrawals..................     (98,624)     (130,643)     (456,519)      (231,823)       (284)       (356,825)     (441,193)
                                 ----------    ----------    ----------    -----------     -------      ----------    ----------
     NET INCREASE (DECREASE) IN
      NET ASSETS RESULTING FROM
      TRANSACTIONS IN
      INVESTORS' BENEFICIAL
      INTERESTS................     (21,435)       35,394      (293,525)       127,400      23,404          24,360       236,921
                                 ----------    ----------    ----------    -----------     -------      ----------    ----------
NET INCREASE (DECREASE) IN NET
 ASSETS........................      63,151       124,858       (55,214)       234,457      25,259         180,875       266,472
                                 ----------    ----------    ----------    -----------     -------      ----------    ----------
NET ASSETS:
  Beginning of period..........   1,078,525       953,667     1,903,057      1,668,600           -       1,028,145       761,673
                                 ----------    ----------    ----------    -----------     -------      ----------    ----------
  END OF PERIOD................  $1,141,676    $1,078,525    $1,847,843    $ 1,903,057     $25,259      $1,209,020    $1,028,145
                                 ==========    ==========    ==========    ===========     =======      ==========    ==========
---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS:
---------------------------------------------------------------------------------------------------------------------------------
RATIOS:
  Expenses to average net
    assets (annualized)........        0.33%         0.32%         0.32%          0.31%       0.72%           0.46%         0.53%
  Net investment income to
    average net assets
    (annualized)...............        3.80%         3.80%         2.20%          2.12%       1.47%           2.04%         2.29%
  Portfolio turnover rate......          53%           87%           17%            40%         13%             47%           24%
  Decrease reflected in above
    expense ratio due to
    absorption of expenses by
    the Manager................           -             -             -              -        0.62%              -             -


                                     INTERMEDIATE BOND            SHORT-TERM BOND
                                 -------------------------   -------------------------
                                 SIX MONTHS                  SIX MONTHS
                                    ENDED                       ENDED
                                  APRIL 30,    YEAR ENDED     APRIL 30,    YEAR ENDED
                                    1999       OCTOBER 31,      1999       OCTOBER 31,
                                 (UNAUDITED)      1998       (UNAUDITED)      1998
                                 -----------   -----------   -----------   -----------
                                             (IN THOUSANDS)
INCREASE IN NET ASSETS:
OPERATIONS:
  Net investment income........   $  6,176      $ 12,760      $  3,631      $  6,614
  Net realized gain (loss) on
    investments and foreign
    currency transactions......         14         5,668        (1,161)         (453)
  Change in net unrealized
    appreciation or
    depreciation of investments
    and foreign currency
    translations...............     (5,853)        2,101        (1,063)          373
                                  --------      --------      --------      --------
     NET INCREASE IN NET ASSETS
      RESULTING FROM
      OPERATIONS...............        337        20,529         1,407         6,534
                                  --------      --------      --------      --------
TRANSACTIONS IN INVESTORS'
 BENEFICIAL INTERESTS:
  Contributions................    109,633        55,600        24,625        30,059
  Withdrawals..................    (25,543)     (113,440)      (35,913)      (19,825)
                                  --------      --------      --------      --------
     NET INCREASE (DECREASE) IN
      NET ASSETS RESULTING FROM
      TRANSACTIONS IN
      INVESTORS' BENEFICIAL
      INTERESTS................     84,090       (57,840)      (11,288)       10,234
                                  --------      --------      --------      --------
NET INCREASE (DECREASE) IN NET
 ASSETS........................     84,427       (37,311)       (9,881)       16,768
                                  --------      --------      --------      --------
NET ASSETS:
  Beginning of period..........    179,004       216,315       110,337        93,569
                                  --------      --------      --------      --------
  END OF PERIOD................   $263,431      $179,004      $100,456      $110,337
                                  ========      ========      ========      ========
--------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS:
---------------------------------------------------------------------------------------------------------------
RATIOS:
  Expenses to average net
    assets (annualized)........       0.27%         0.29%         0.30%         0.32%
  Net investment income to
    average net assets
    (annualized)...............       5.33%         6.03%         6.29%         6.74%
  Portfolio turnover rate......         79%          181%           76%           74%
  Decrease reflected in above
    expense ratio due to
    absorption of expenses by
    the Manager................          -             -             -             -

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     AMR Investment Services Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company which was organized as a trust under the laws of the State of New York pursuant to a Declaration of Trust dated as of June 27, 1995 and amended on August 11, 1995. Beneficial interests in the Trust are divided into separate series, each having distinct investment objectives and policies. These financial statements relate to the AMR Investment Services Balanced Portfolio, the AMR Investment Services Large Cap Value Portfolio, the AMR Investment Services Small Cap Value Portfolio, the AMR Investment Services International Equity Portfolio, the AMR Investment Services Intermediate Bond Portfolio, the AMR Investment Services Short-Term Bond Portfolio, and (each a "Portfolio" and collectively the "Portfolios"). The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other. The Trust commenced active operations on November 1, 1995. The AMR Investment Services Intermediate Bond Portfolio commenced active operations on March 2, 1998. The AMR Investment Services Small Cap Value Portfolio commenced active operations on December 31, 1998. Prior to March 1, 1999, the AMR Investment Services Large Cap Value Portfolio was known as the AMR Investment Services Growth and Income Portfolio.

     AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

     The following is a summary of the significant accounting policies followed by the Portfolios.

  Security Valuation

     Equity securities that are primarily traded on domestic securities exchanges are valued at the last quoted sales price on a designated exchange prior to the close of trading on the New York Stock Exchange (the "Exchange") or, lacking any current sales, on the basis of the last current bid price prior to the close of trading on the Exchange. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges where primarily traded. Over-the-counter equity securities are valued on the basis of the last bid price on that date prior to the close of trading. Debt securities (other than short-term securities) normally will be valued on the basis of prices provided by a pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. In some cases, the prices of debt securities may be determined using quotes obtained from brokers. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures approved by the Trust's Board of Trustees (the "Board"). Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method.

  Security Transactions and Investment Income

     Security transactions are recorded on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date except certain dividends from foreign securities which are recorded as soon as the information is available to the Portfolios. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

  Currency Translation

     All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the bid price of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions. The Portfolios include that portion of the results of operations resulting from changes in foreign exchange rates with net realized and unrealized gain on investments, as appropriate.

  Forward Foreign Currency Contracts

     The International Equity Portfolio may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of portfolio securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation.

  Federal Income and Excise Taxes

     The Portfolios will be treated as partnerships for federal income tax purposes. As such, each investor in a Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that each Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of sub-chapter M of the Internal Revenue Code.

  Repurchase Agreements

     Under the terms of a repurchase agreement, securities are acquired by a Portfolio from a securities dealer or a bank which are subject to resale at a later date. Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held at the Portfolio's custodian bank, State Street Bank and Trust Company, or at subcustodian banks. The collateral is monitored daily by each Portfolio so that the collateral's market value exceeds the carrying value of the repurchase agreement.

  Deferred Organization Expenses

     Expenses incurred by the Balanced, Large Cap Value, International Equity, Intermediate Bond and Short-Term Bond Portfolios in connection with their organization are being amortized on a straight-line basis over a five-year period.

  Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

2.   TRANSACTIONS WITH AFFILIATES

  Management Agreement

     The Trust and the Manager are parties to a Management Agreement which obligates the Manager to provide or oversee the provision of all administrative, investment advisory and portfolio management services. Investment assets of the Balanced, Large Cap Value, Small Cap Value, International Equity and Intermediate Bond Portfolios ("Variable NAV Portfolios") are managed by multiple investment advisers which have entered into separate investment advisory agreements with the Manager. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Balanced, Large Cap Value, Small Cap Value and International Equity Portfolios an annualized fee equal to .10% of the average daily net assets plus amounts paid by the Manager to the investment advisors hired by the Manager to direct investment activities of the Portfolios. The manager receives an annualized fee of .25% of the average daily net assets of the Intermediate Bond Portfolio and pays a portion of their fee to the investment advisor hired by the Manager to direct investment activities of the Portfolio. Management fees are paid as follows (dollars in thousands):

                                                                               AMOUNTS PAID TO   NET AMOUNTS
                                                     MANAGEMENT   MANAGEMENT     INVESTMENT      RETAINED BY
                                                      FEE RATE       FEE          ADVISORS         MANAGER
                                                     ----------   ----------   ---------------   -----------
Balanced Portfolio.................................  .225%-.70%     $1,625         $1,054           $571
Large Cap Value Portfolio..........................  .225%-.70%      2,742          1,782            960
Small Cap Value Portfolio..........................   .50%-.66%         24             20              4
International Equity Portfolio.....................   .25%-.70%      2,202          1,651            551
Intermediate Bond Portfolio........................        .25%        273            100            173

     The Manager serves as the sole investment adviser to the Short-Term Bond Portfolio. Pursuant to the Management Agreement, the Manager receives from the Portfolios an annualized fee equal to .25% of the average daily net assets of the Short-Term Bond Portfolio and .10% of the average daily net assets of each of the Money Market Portfolios. During the six months ended April 30, 1999, the Manager waived management fees totaling $4,000 for the Small Cap Value Portfolio.

  Other

     Certain officers or trustees of the Trust are also current or former officers or employers of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. However, the Trust compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel. For the six months ended April 30, 1999, the cost of air transportation was not material to any of the Portfolios.

  Reimbursement of Expenses

     For the six months ended April 30, 1999, the Manager reimbursed expenses totaling $18,000 for the Small Cap Value Portfolio.

--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

3.   INVESTMENT TRANSACTIONS

     Investment transactions for the six months ended April 30, 1999 (excluding short-term investments) are as follows (in thousands):

                                            LARGE CAP   SMALL CAP   INTERNATIONAL   INTERMEDIATE   SHORT-TERM
                                BALANCED      VALUE       VALUE        EQUITY           BOND          BOND
                                PORTFOLIO   PORTFOLIO   PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO
                                ---------   ---------   ---------   -------------   ------------   ----------
Purchases.....................  $569,665    $316,667     $20,198      $510,904        $260,226      $81,539
Proceeds from sales...........  $565,617    $585,150     $ 1,274      $490,289        $167,786      $81,552

4.   COMMITMENTS

     In order to protect itself against a decline in the value of particular foreign currencies against the U.S. dollar, the International Equity Portfolio has entered into forward contracts to deliver or receive foreign currency in exchange for U.S. dollars as described below. The Portfolio bears the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Portfolio also bears the credit risk if the counterparty fails to perform under the contract. At April 30, 1999, the Portfolio had outstanding forward foreign currency contracts as follows:

                                                                      SETTLEMENT             UNREALIZED
CONTRACTS TO DELIVER                                                     DATE       VALUE    GAIN/(LOSS)
--------------------                                                  ----------   -------   -----------
(AMOUNTS IN THOUSANDS)
  1,850  Australian Dollar..........................................     5/4/99    $ 1,226     $    (8)
 24,128  Deutsche Mark..............................................   11/30/99     13,239         612
    113  Euro Currency..............................................     5/3/99        120          --
    108  Euro Currency..............................................     5/4/99        114          --
 13,988  Hong Kong Dollar...........................................     5/3/99      1,805          --
  7,203  Hong Kong Dollar...........................................     5/4/99        929          --
      7  Pound Sterling.............................................     5/5/99         11          --
     56  Pound Sterling.............................................     5/6/99         91          --
    820  Pound Sterling.............................................     5/7/99      1,320          (3)
  8,500  Pound Sterling.............................................   11/30/99     13,676          20
                                                                                   -------     -------
Total contracts to deliver (Receivable amount $33,152)..............               $32,531     $   621
                                                                                   =======     =======
CONTRACTS TO RECEIVE
--------------------------------------------------------------------
(AMOUNTS IN THOUSANDS)
 23,333  Deutsche Mark..............................................   11/30/99    $12,803     $  (894)
  1,243  Euro Currency..............................................     5/3/99      1,315          (4)
    717  Euro Currency..............................................     5/4/99        759          (1)
    462  Euro Currency..............................................     5/5/99        489          --
    775  Euro Currency..............................................    5/28/99        820          (5)
    883  Japanese Yen...............................................     5/7/99          7          --
    788  Pound Sterling.............................................     5/7/99      1,269           3
  8,500  Pound Sterling.............................................   11/30/99     13,676        (175)
                                                                                   -------     -------
Total contracts to receive (Payable amount $32,214).................               $31,138     $(1,076)
                                                                                   =======     =======

     The Portfolios may purchase securities with delivery or payment to occur at a later date. At the time the Portfolios enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Portfolios until payment takes place.

--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

5.   SECURITIES LENDING

     The Portfolios participate in a securities lending program under which securities are loaned to selected institutional investors. All such loans require collateralization with cash, securities of the U.S. Government and its agencies or letters of credit that at all times equal at least 100% of the market value of the loaned securities plus accrued interest. The Portfolios may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of securities fail financially. The Portfolios receive the interest on the collateral less any fees and rebates paid to agents and transferees of securities. The Portfolios also continue to receive interest on the securities loaned, and any gain or loss in the market price of securities loaned that may occur during the term of the loan will be for the account of the Portfolio.

     At April 30, 1999, securities with a market value of approximately $126,821,957, $73,454,332, $2,073,363, $198,982,386, $41,926,219 and $621,511
were loaned by the Balanced, Large Cap Value, Small Cap Value, International Equity, Intermediate Bond and Short Term Bond Portfolios, respectively. The Custodian for each Portfolio held investments in the AMR Investments Strategic Cash Business Trust and in the AMR Investments Enhanced Yield Business Trust (collectively, the "Business Trusts") totaling $128,812,809, $75,913,589, $2,162,110, $203,710,964, $38,462,663 and $657,200 for the Balanced, Large Cap
Value, Small Cap Value, International Equity, Intermediate Bond and Short Term Bond Portfolios, respectively. The Custodian held cash totaling $370,722 for the International Equity Portfolio. In addition, the Custodian held non-cash collateral totaling $2,446,835, $3,343,192 and $4,726,300 for the Balanced, International Equity and Intermediate Bond Portfolios, respectively. The Manager serves as Trustee and as investment adviser to the Business Trusts. The Manager receives from the Business Trusts annualized fees equal to 0.10% of the average daily net assets of the Business Trusts.

6.   COMMISSION RECAPTURE

     The Portfolios of the Trust have established brokerage commission recapture arrangements with certain brokers or dealers. If a Portfolio investment adviser chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Portfolio. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Portfolios.

--------------------------------------------------------------------------------

                       [AMERICAN AADVANTAGE FUNDS(R) LOGO]

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS:

BY E-MAIL:                                  ON THE INTERNET:
american_aadvantagefunds@amrcorp.com        Visit our website at www.aafunds.com


                            - INSTITUTIONAL CLASS -


                               - AMR CLASS(sm) -


BY TELEPHONE:                               BY MAIL:
Call (800) 388-3344                         American AAdvantage Funds
                                            P.O. Box 619003
                                            DFW Airport, TX 75261-9003


                            - PLANAHEAD CLASS(R) -


BY TELEPHONE:                               BY MAIL:
Call (800) 967-9009                         American AAdvantage Funds
                                            P.O. Box 419643
                                            Kansas City, MS 64141-6643


FUND SERVICE PROVIDERS:

CUSTODIAN          TRANSFER AGENT        INDEPENDENT AUDITORS     DISTRIBUTOR
STATE STREET       NATIONAL FINANCIAL    ERNST & YOUNG LLP        SWS FINANCIAL
BANK AND TRUST     DATA SERVICES         Dallas, Texas            SERVICES
Boston,            Kansas City,                                   Dallas, Texas
Massachusetts      Missouri



This report is prepared for shareholders of the American AAdvantage Funds included herein and may be distributed to others only if preceded or accompanied by a current prospectus.

                        [AMERICAN AADVANTAGE FUNDS(R) LOGO]

---------------------------------------   --------------------------------------



                               SEMI-ANNUAL REPORT



                     [AMERICAN AADVANTAGE FUNDS EAGLE LOGO]




                                                              MONEY MARKET FUNDS



                                                               Money Market Fund
                                                     Municipal Money Market Fund
                                               U.S. Government Money Market Fund

[BILL QUINN PICTURE]               DEAR FELLOW SHAREHOLDER:

                                        We are pleased to report to you on the
                                   performance of the American AAdvantage Money
                                   Market Funds and to provide you with a copy of the Semi-Annual Report for the six months ended April 30, 1999.

                                   MARKET RECAP

                                        Data released from November through
                                   April continued to suggest that economic activity remains strong. This was evidenced by the fact that preliminary first quarter 1999 GDP grew at a rate of 4.1%, which was higher that most economists expected. Remarkably though, despite the strong growth numbers, inflation remained in check for this period. However, more recently, inflation has started to rear its ugly head as the Consumer Price Index rose to its highest monthly level in 9 years in April primarily due to higher energy costs. Overall, this period can be characterized as one of strong growth and low inflation.

     With Y2K issues continuing to be a concern for the markets, we were careful in our strategy of adding one year variable rate securities to avoid any early January 2000 maturities. We feel comfortable holding securities of domestic issuers, particularly in the regulated banking sector, as any problems with Y2K should be resolved by the latter half of January. This sector has undergone many mergers which has had a positive effect on credit quality and in turn has added relative value to the Funds. Additionally, the regulatory oversight to which these banks are subject provides us with an added sense of comfort as we head into the new millennium.

     Given the uncertain outlook on inflation, we believe the next move in interest rates is more likely to be an increase rather than a decrease. As such, we feel the Funds are well positioned for such a move by the Fed.

PERFORMANCE RECAP

  Money Market Fund

     For the six months ended April 30, 1999, the annualized total return of the Institutional Class of the American AAdvantage Money Market Fund was 5.15%. Lipper Analytical Services ranked the Institutional Class 13th out of its universe of 196 Institutional Money Market Funds for that period. During the same six month period, the annualized total returns of the PlanAhead Class and the Platinum Class were 4.84% and 4.38%, respectively.

  Municipal Money Market Fund

     The Institutional Class of the American AAdvantage Municipal Money Market Fund achieved an annualized total return of 2.88% for the six month period ending April 30, 1999. Lipper Analytical Services ranked the Institutional Class 36th out of its universe of 87 Institutional Tax-Exempt Money Market Funds during that period. During the same six month period, the annualized total returns of the PlanAhead Class and the Platinum Class were 2.62% and 2.19%, respectively. Since its inception, the American AAdvantage Municipal Money Market Fund has invested exclusively in high credit worthy municipal issuers that are further credit enhanced by either a bank letter of credit or bond insurance.

  U.S. Government Money Market Fund

     For the six month period ending April 30, 1999, the Institutional Class of the American AAdvantage U.S. Government Money Market Fund had an annualized total return of 4.96% and was ranked tenth out of its Lipper Analytical Services universe of 95 Institutional U.S. Government Money Market Funds. During the same six month period, the annualized total returns of the PlanAhead Class and the Platinum Class were 4.59% and 4.12%, respectively.

     As always, we appreciate your confidence and support and we will continue to strive to provide you with above average returns.

                                            Sincerely,
                                            /s/ WILLIAM F. QUINN
                                            William F. Quinn
                                            President
                                            American AAdvantage Funds

AMERICAN AADVANTAGE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                      U.S.
                                                                                 MUNICIPAL         GOVERNMENT
                                                             MONEY MARKET       MONEY MARKET      MONEY MARKET
                                                            --------------      ------------      ------------
                                                            (IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)
ASSETS:
    Investment in Portfolio, at value.....................  $   2,275,351       $    98,212       $   214,813
    Receivable for expense reimbursement..................             --                 5                 2
    Receivable for shares of beneficial interest sold.....             29                --                --
                                                            -------------       -----------       -----------
        TOTAL ASSETS......................................      2,275,380            98,217           214,815
                                                            -------------       -----------       -----------
LIABILITIES:
    Dividends payable.....................................          1,557                --               366
    Payable for shares of beneficial interest redeemed....             13                --                21
    Management and administrative services fees payable
      (Note 2)............................................            537                42                26
    Other liabilities.....................................            458                60                52
                                                            -------------       -----------       -----------
        TOTAL LIABILITIES.................................          2,565               102               465
                                                            -------------       -----------       -----------
NET ASSETS................................................  $   2,272,815       $    98,115       $   214,350
                                                            =============       ===========       ===========
ANALYSIS OF NET ASSETS:
    Paid-in-capital.......................................      2,272,815            98,115           214,350
                                                            -------------       -----------       -----------
NET ASSETS................................................  $   2,272,815       $    98,115       $   214,350
                                                            =============       ===========       ===========
Shares outstanding (no par value):
    Institutional Class...................................  1,082,310,981           704,563        35,352,588
                                                            =============       ===========       ===========
    PlanAhead Class.......................................    306,019,017        14,568,241        97,443,688
                                                            =============       ===========       ===========
    Platinum Class........................................    884,484,558        82,842,370        81,553,789
                                                            =============       ===========       ===========
Net asset value per share, offering and redemption price
  per share:
    Institutional Class...................................  $        1.00       $      1.00       $      1.00
                                                            =============       ===========       ===========
    PlanAhead Class.......................................  $        1.00       $      1.00       $      1.00
                                                            =============       ===========       ===========
    Platinum Class........................................  $        1.00       $      1.00       $      1.00
                                                            =============       ===========       ===========

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
STATEMENTS OF OPERATIONS
Six Months Ended April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                U.S.
                                                                 MONEY        MUNICIPAL      GOVERNMENT
                                                                 MARKET      MONEY MARKET   MONEY MARKET
                                                                 ------      ------------   ------------
                                                                            (IN THOUSANDS)
INVESTMENT INCOME ALLOCATED FROM PORTFOLIO:
    Interest income.........................................    $61,641         $1,693         $5,582
    Portfolio expenses......................................     (1,291)           (83)          (134)
                                                                -------         ------         ------
        NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO......     60,350          1,610          5,448
                                                                -------         ------         ------
FUND EXPENSES:
    Administrative service fees (Note 2):
      Institutional Class...................................        617             --              2
      PlanAhead Class.......................................        156              8             52
      Platinum Class........................................      2,270            246            232
    Transfer agent fees:
      Institutional Class...................................         33             --              1
      PlanAhead Class.......................................         64              3              8
      Platinum Class........................................         13              5              1
    Professional fees.......................................          6              2              0
    Registration fees and expenses..........................        124             32             47
    Distribution fees - Platinum Class......................      1,032            103            105
    Service fees - PlanAhead Class..........................        390             20            130
    Other expenses..........................................        130             31             18
                                                                -------         ------         ------
        TOTAL FUND EXPENSES.................................      4,835            450            596
                                                                -------         ------         ------
LESS REIMBURSEMENT OF FUND EXPENSES (NOTE 2)................         --             11             --
                                                                -------         ------         ------
NET FUND EXPENSES...........................................      4,835            439            596
                                                                -------         ------         ------
NET INVESTMENT INCOME.......................................     55,515          1,171          4,852
                                                                -------         ------         ------
REALIZED GAIN ALLOCATED FROM PORTFOLIO:
    Net realized gain on investments........................         21             --              5
                                                                -------         ------         ------
        NET GAIN ON INVESTMENTS.............................         21             --              5
                                                                -------         ------         ------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........    $55,536         $1,171         $4,857
                                                                =======         ======         ======

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     MUNICIPAL                U.S. GOVERNMENT
                                       MONEY MARKET                MONEY MARKET                MONEY MARKET
                                --------------------------   -------------------------   -------------------------
                                SIX MONTHS                   SIX MONTHS                  SIX MONTHS
                                   ENDED          YEAR          ENDED         YEAR          ENDED         YEAR
                                 APRIL 30,       ENDED        APRIL 30,       ENDED       APRIL 30,       ENDED
                                   1999       OCTOBER 31,       1999       OCTOBER 31,      1999       OCTOBER 31,
                                (UNAUDITED)       1998       (UNAUDITED)      1998       (UNAUDITED)      1998
                                -----------   ------------   -----------   -----------   -----------   -----------
                                                                  (IN THOUSANDS)
INCREASE (DECREASE) IN NET
  ASSETS:
OPERATIONS:
    Net investment income.....  $   55,515    $    102,115    $   1,171     $   2,700     $   4,852     $   7,101
    Net realized gain on
      investments.............          21              38           --            10             5            --
                                ----------    ------------    ---------     ---------     ---------     ---------
          NET INCREASE IN
          NET ASSETS
          RESULTING FROM
          OPERATIONS..........      55,536         102,153        1,171         2,710         4,857         7,101
                                ----------    ------------    ---------     ---------     ---------     ---------
DISTRIBUTIONS TO SHAREHOLDERS:
    Net investment income:
      Institutional Class.....     (30,709)        (60,857)         (11)         (199)         (859)       (1,643)
      PlanAhead Class.........      (7,285)        (12,056)        (202)         (333)       (2,315)       (1,945)
      Platinum Class..........     (17,521)        (29,202)        (958)       (2,168)       (1,678)       (3,513)
    Net realized gain on
      investments:
      Institutional Class.....         (10)            (24)          --            --            (1)           --
      PlanAhead Class.........          (3)             (4)          --            (2)           (2)           --
      Platinum Class..........          (8)            (10)          --            (8)           (2)           --
                                ----------    ------------    ---------     ---------     ---------     ---------
          NET DISTRIBUTIONS
          TO SHAREHOLDERS.....     (55,536)       (102,153)      (1,171)       (2,710)       (4,857)       (7,101)
                                ----------    ------------    ---------     ---------     ---------     ---------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sales of
      shares..................   5,706,162      12,479,014      145,911       277,194       302,897       445,222
    Reinvestment of dividends
      and distributions.......   1,421,667          78,917        1,113         2,809         2,329         5,150
    Cost of shares redeemed...  (7,129,998)    (12,090,198)    (151,081)     (251,672)     (308,160)     (335,519)
                                ----------    ------------    ---------     ---------     ---------     ---------
          NET INCREASE
          (DECREASE) IN
          NET ASSETS FROM
          CAPITAL SHARE
          TRANSACTIONS........      (2,169)        467,733       (4,057)       28,331        (2,934)      114,853
                                ----------    ------------    ---------     ---------     ---------     ---------
NET INCREASE (DECREASE) IN NET
  ASSETS......................      (2,169)        467,733       (4,057)       28,331        (2,934)      114,853
NET ASSETS:
    Beginning of period.......   2,274,984       1,807,251      102,172        73,841       217,284       102,431
                                ----------    ------------    ---------     ---------     ---------     ---------
    END OF PERIOD.............  $2,272,815    $  2,274,984    $  98,115     $ 102,172     $ 214,350     $ 217,284
                                ==========    ============    =========     =========     =========     =========

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
April 30, 1999
--------------------------------------------------------------------------------

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American AAdvantage Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company. These financial statements and notes to the financial statements relate to the American AAdvantage Money Market, American AAdvantage Municipal Money Market and American AAdvantage U.S. Government Money Market Funds (each a "Fund" and collectively, the "Funds"), each a series of the Trust. The Trust commenced sales on August 1, 1994 of a second class of shares of the Funds, designated as "PlanAhead Class" shares and on November 7, 1995 a third class of shares of the Funds, designated as "Platinum Class" shares.

     Each Fund invests all of its investable assets in the corresponding portfolio of the AMR Investment Services Trust, an open-end diversified management investment company, as follows:

    AMERICAN AADVANTAGE:                INVESTS ASSETS IN       AMR INVESTMENT SERVICES TRUST:
    Money Market Fund                                           Money Market Portfolio
    Municipal Money Market Fund                                 Municipal Money Market Portfolio
    U.S. Government Money Market Fund                           U.S. Government Money Market Portfolio

     Each AMR Investment Services Portfolio has the same investment objectives as its corresponding Fund. The value of such investment reflects each Fund's proportionate interest in the net assets of the corresponding portfolio (89.17%, 80.11% and 87.38% at April 30, 1999 of the AMR Investment Services Money Market, Municipal Money Market and U.S. Government Money Market Portfolios, respectively) (each a "Portfolio" and collectively the "Portfolios"). The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

     AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

     The following is a summary of the significant accounting policies followed by the Funds.

  Valuation of Investments

     Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

  Investment Income and Dividends to Shareholders

     Each Fund records its share of net investment income and realized gain
(loss) in the Portfolio each day. All net investment income and realized gain
(loss) of each Portfolio is allocated pro rata among the corresponding Fund and other investors in each Portfolio at the time of such determination. The Funds generally declare dividends daily from net investment income and net short-term capital gain, if any, payable monthly.

     Dividends are determined in accordance with income tax principles which may treat certain transactions differently than generally accepted accounting principles.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
April 30, 1999
--------------------------------------------------------------------------------

  Federal Income and Excise Taxes

     It is the policy of each of the Funds to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required.

     100% of dividends paid by the Municipal Money Market Fund were "exempt-interest dividends" which are free of any regular federal income tax. Approximately 31% of interest earned was derived from investments in certain private activity bonds for purposes of the federal alternative minimum tax calculation.

  Expenses

     Expenses directly attributable to a Fund are charged to that Fund's operations. Expenses directly attributable to a Class of shares are charged to that Class. Expenses incurred by the Trust with respect to any two or more of the Funds are allocated in proportion to the net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Each share of each Fund, regardless of class, bears equally those expenses that are allocated to the Fund as a whole.

  Valuation of Shares

     The price per share is calculated separately for each class of each Fund on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. With respect to a class of a Fund, price per share is computed by dividing the value of the Class's pro rata allocation of the Fund's investments and other assets, less liabilities, by the number of Class shares outstanding.

2.   TRANSACTIONS WITH AFFILIATES

  Administrative Services Agreement

     The Manager and the Trust entered into an Administrative Service Agreement which obligates the Manager to provide or oversee administrative and management services to the Funds. As compensation for performing the duties required under the Administrative Services Agreement, the Manager received the following fees based on average daily net assets of the Funds:

                                                              ANNUALIZED FEE
                                                              --------------
Institutional Class -
  Money Market Fund.........................................       0.10%
  Municipal Money Market Fund...............................       0.10%
  U.S. Government Money Market Fund.........................       0.01%
PlanAhead Class - All Funds.................................       0.10%
Platinum Class - All Funds..................................       0.55%

  Distribution Plan

     The Trust except for the Platinum Class of the Funds, has adopted a "defensive" Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "Act"), pursuant to which no fees may be charged to the Funds for distribution purposes. However,

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
April 30, 1999
--------------------------------------------------------------------------------

the Plan authorizes the fees received by the Manager and the investment advisers hired by the Manager to be used for distribution purposes. Under this plan, the Trust does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Trust shares.

     A separate Distribution Plan (the "Distribution Plan") has been adopted pursuant to Rule 12b-1 under the Act for the Platinum Classes of the Funds. Under the Distribution Plan, as compensation for distribution assistance, the Manager receives an annual fee of .25% of the average daily net assets of each Class. The fee will be payable without regard to the Manager for distribution assistance. During the six months ended April 30, 1999, the Manager waived distribution fees totaling $11,059 for the Platinum Class of the Municipal Money Market Fund.

  Other

     Certain officers or trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. However, the Trust compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel. For the six months ended April 30, 1999, the cost of air transportation was not material to any of the Funds. At April 30, 1999, American employees owned 74% of Institutional Class shares of the Municipal Money Market Fund.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
April 30, 1999
--------------------------------------------------------------------------------

3.   CAPITAL SHARE TRANSACTIONS

     The tables below summarize the activity in capital shares for each Class of the Funds (in thousands). Each share is valued at $1.00:

Six Months Ended April 30, 1999

                  MONEY MARKET FUND                       INSTITUTIONAL CLASS    PLANAHEAD CLASS    PLATINUM CLASS
                  -----------------                       -------------------    ---------------    --------------
Shares sold...........................................         4,045,689              752,206            908,267
Reinvestment of dividends.............................         1,073,560              130,361            217,746
Shares redeemed.......................................        (5,278,937)            (865,308)          (985,753)
                                                              ----------           ----------         ----------
Net increase (decrease) in capital shares
  outstanding.........................................          (159,688)              17,259            140,260
                                                              ==========           ==========         ==========

             MUNICIPAL MONEY MARKET FUND                  INSTITUTIONAL CLASS    PLANAHEAD CLASS    PLATINUM CLASS
             ---------------------------                  -------------------    ---------------    --------------
Shares sold...........................................             2,249               38,478            105,184
Reinvestment of dividends.............................                11                  170                932
Shares redeemed.......................................            (2,402)             (37,554)          (111,125)
                                                              ----------           ----------         ----------
Net increase (decrease) in capital shares
  outstanding.........................................              (142)               1,094             (5,009)
                                                              ==========           ==========         ==========

          U.S. GOVERNMENT MONEY MARKET FUND               INSTITUTIONAL CLASS    PLANAHEAD CLASS    PLATINUM CLASS
          ---------------------------------               -------------------    ---------------    --------------
Shares sold...........................................            88,175              141,401             73,321
Reinvestment of dividends.............................               455                  247              1,627
Shares redeemed.......................................           (92,281)            (144,073)           (71,806)
                                                              ----------           ----------         ----------
Net increase (decrease) in capital shares
  outstanding.........................................            (3,651)              (2,425)             3,142
                                                              ==========           ==========         ==========

Year Ended October 31, 1998

                  MONEY MARKET FUND                       INSTITUTIONAL CLASS    PLANAHEAD CLASS    PLATINUM CLASS
                  -----------------                       -------------------    ---------------    --------------
Shares sold...........................................        10,013,078            1,167,759          1,298,177
Reinvestment of dividends.............................            38,783               11,508             28,626
Shares redeemed.......................................        (9,933,511)          (1,079,696)        (1,076,991)
                                                              ----------           ----------         ----------
Net increase in capital shares outstanding............           118,350               99,571            249,812
                                                              ==========           ==========         ==========

             MUNICIPAL MONEY MARKET FUND                  INSTITUTIONAL CLASS    PLANAHEAD CLASS    PLATINUM CLASS
             ---------------------------                  -------------------    ---------------    --------------
Shares sold...........................................            32,535               42,978            201,681
Reinvestment of dividends.............................               195                  324              2,290
Shares redeemed.......................................           (32,252)             (39,418)          (180,002)
                                                              ----------           ----------         ----------
Net increase in capital shares outstanding............               478                3,884             23,969
                                                              ==========           ==========         ==========

          U.S. GOVERNMENT MONEY MARKET FUND               INSTITUTIONAL CLASS    PLANAHEAD CLASS    PLATINUM CLASS
          ---------------------------------               -------------------    ---------------    --------------
Shares sold...........................................           127,960              204,783            112,479
Reinvestment of dividends.............................             1,003                  396              3,751
Shares redeemed.......................................          (119,907)            (109,356)          (106,256)
                                                              ----------           ----------         ----------
Net increase in capital shares outstanding............             9,056               95,823              9,974
                                                              ==========           ==========         ==========

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                 INSTITUTIONAL CLASS
                                     ----------------------------------------------------------------------------
                                     SIX MONTHS
                                        ENDED                          YEAR ENDED OCTOBER 31,
                                      APRIL 30,    --------------------------------------------------------------
                                        1999          1998         1997         1996         1995         1994
                                     -----------   ----------   ----------   ----------   ----------   ----------
                                     (UNAUDITED)
Net asset value, beginning of
  period...........................  $     1.00    $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                     ----------    ----------   ----------   ----------   ----------   ----------
    Net investment income..........        0.03(A)       0.06(A)      0.06(A)      0.05(A)      0.06         0.04
    Less dividends from net
      investment income............       (0.03)        (0.06)       (0.06)       (0.05)       (0.06)       (0.04)
                                     ----------    ----------   ----------   ----------   ----------   ----------
Net asset value, end of period.....  $     1.00    $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                     ==========    ==========   ==========   ==========   ==========   ==========
Total return.......................       2.52%         5.63%        5.60%        5.57%        5.96%        3.85%
                                     ==========    ==========   ==========   ==========   ==========   ==========
Ratios and supplemental data:
    Net assets, end of period (in
      thousands)...................  $1,082,311    $1,241,999   $1,123,649   $1,406,939   $1,206,041   $1,893,144
    Ratios to average net assets
      (annualized):
        Expenses...................       0.23%(A)      0.23%(A)     0.23%(A)     0.24%(A)     0.23%        0.21%
        Net investment income......       4.97%(A)      5.49%(A)     0.46%(A)     5.41%(A)     5.79%        3.63%

---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Money Market Portfolio.

(B) Total return for the PlanAhead Class for the period ended October 31, 1994 reflects Institutional Class returns from November 1, 1993 through July 31, 1994 and returns of the PlanAhead Class from August 1, 1994 (commencement of operations) through October 31, 1994. Due to the different expense structures between the classes, total return would vary from the results shown had the PlanAhead Class been in operation for the entire year.

(C) Total return for the Platinum Class for the period ended October 31, 1996 reflects Institutional Class returns from November 1, 1995 through November 6, 1995 and returns of the Platinum Class from November 7, 1995 (commencement of operations) through October 31, 1996. Due to the different expense structures between the classes, total return would vary from the results shown had the Platinum Class been in operation for the entire year.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          PLANAHEAD CLASS                                                PLATINUM CLASS
--------------------------------------------------------------------   --------------------------------------------------
SIX MONTHS                                                AUGUST 1,    SIX MONTHS          YEAR ENDED         NOVEMBER 7,
   ENDED               YEAR ENDED OCTOBER 31,                TO           ENDED           OCTOBER 31,           1995 TO
 APRIL 30,    ----------------------------------------   OCTOBER 31,    APRIL 30,    ----------------------   OCTOBER 31,
   1999         1998       1997       1996      1995        1994          1999         1998        1997          1996
-----------   --------   --------   --------   -------   -----------   -----------   --------   -----------   -----------
(UNAUDITED)                                                            (UNAUDITED)
 $   1.00     $   1.00   $   1.00   $   1.00   $  1.00      $1.00       $   1.00     $   1.00    $   1.00      $   1.00
 --------     --------   --------   --------   -------      -----       --------     --------    --------      --------
     0.02 (A)     0.05(A)    0.05(A)    0.05(A)   0.05       0.01           0.02(A)      0.05(A)     0.05(A)      0.05(A)
    (0.02)       (0.05)     (0.05)     (0.05)    (0.05)     (0.01)         (0.02)       (0.05)      (0.05)        (0.05)
 --------     --------   --------   --------   -------      -----       --------     --------    --------      --------
 $   1.00     $   1.00   $   1.00   $   1.00   $  1.00      $1.00       $   1.00     $   1.00    $   1.00      $   1.00
 ========     ========   ========   ========   =======      =====       ========     ========    ========      ========
    2.37%        5.31%      5.28%      5.21%     5.60%      3.73%(B)       2.15%         4.89       4.87%         4.85%(C)
 ========     ========   ========   ========   =======      =====       ========     ========    ========      ========
 $306,019     $288,759   $189,189   $106,890   $41,989      $  25       $884,485     $744,226    $494,413      $119,981
    0.52%(A)     0.53%(A)   0.54%(A)   0.58%(A)  0.55%      0.70%          0.95%(A)     0.94%(A)    0.93%(A)     0.94%(A)
    4.67%(A)     5.18%(A)   5.17%(A)   5.06%(A)  5.56%      4.42%          4.24%(A)     4.78%(A)    4.80%(A)     4.63%(A)

--------------------------------------------------------------------------------

                      (This page intentionally left blank)

AMERICAN AADVANTAGE MUNICIPAL MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                   INSTITUTIONAL CLASS
                                            -----------------------------------------------------------------
                                            SIX MONTHS                                           NOVEMBER 10,
                                               ENDED             YEAR ENDED OCTOBER 31,            1993 TO
                                             APRIL 30,    ------------------------------------   OCTOBER 31,
                                               1999        1998      1997      1996      1995        1994
                                            -----------   ------    ------    ------    ------   ------------
                                            (UNAUDITED)
Net asset value, beginning of period......    $ 1.00      $ 1.00    $ 1.00    $ 1.00    $ 1.00      $ 1.00
                                              ------      ------    ------    ------    ------      ------
    Net investment income.................      0.01(A)     0.03(A)   0.04(A)   0.04(A)   0.04        0.02
    Less dividends from net investment
      income..............................     (0.01)      (0.03)    (0.04)    (0.04)    (0.04)      (0.02)
                                              ------      ------    ------    ------    ------      ------
Net asset value, end of period............    $ 1.00      $ 1.00    $ 1.00    $ 1.00    $ 1.00      $ 1.00
                                              ======      ======    ======    ======    ======      ======
Total return..............................     1.42%       3.46%     3.52%     3.59%     3.75%       2.44%
                                              ======      ======    ======    ======    ======      ======
Ratios and supplemental data:
    Net assets, end of period (in
      thousands)..........................    $  705      $  847    $  369    $    6    $    7      $9,736
    Ratios to average net assets
      (annualized):
        Expenses..........................     0.38%(A)    0.33%(A)  0.31%(A)  0.27%     0.35%       0.30%
        Net investment income.............     2.81%(A)    3.35%(A)  3.49%(A)  3.49%     3.70%       2.38%
    Decrease reflected in above expense
      ratio due to absorption of expenses
      by the Manager......................        --          --     0.01%     0.06%     0.20%       0.20%

---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Municipal Money Market Portfolio.

(B) Total return for the PlanAhead Class for the period ended October 31, 1994 reflects Institutional Class returns from November 10, 1993 through July 31, 1994 and returns of the PlanAhead Class from August 1, 1994 (commencement of operations) through October 31, 1994. Due to the different expense structures between the classes, total return would vary from the results shown had the PlanAhead Class been in operation for entire year.

(C) Total return for the Platinum Class for the period ended October 31, 1996 reflects Institutional Class returns from November 1, 1995 through November 6, 1995 and returns of the Platinum Class from November 7, 1995 (commencement of operations) through October 31, 1996. Due to the different expense structures between the classes, total return would vary from the results shown had the Platinum Class been in operation for the entire year.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                       PLANAHEAD CLASS                                          PLATINUM CLASS
--------------------------------------------------------------   ---------------------------------------------
SIX MONTHS                                          AUGUST 1,    SIX MONTHS       YEAR ENDED       NOVEMBER 7,
   ENDED            YEAR ENDED OCTOBER 31,             TO           ENDED         OCTOBER 31,        1995 TO
 APRIL 30,    ----------------------------------   OCTOBER 31,    APRIL 30,    -----------------   OCTOBER 31,
   1999        1998      1997     1996     1995       1994          1999        1998      1997        1996
-----------   -------   ------   ------   ------   -----------   -----------   -------   -------   -----------
(UNAUDITED)                                                      (UNAUDITED)
  $  1.00     $  1.00   $ 1.00   $ 1.00   $ 1.00     $ 1.00        $  1.00     $  1.00   $  1.00     $  1.00
  -------     -------   ------   ------   ------     ------        -------     -------   -------     -------
     0.01(A)     0.03(A)  0.03(A)  0.03(A)  0.03       0.01           0.01(A)     0.03(A)   0.03(A)     0.03(A)
    (0.01)      (0.03)   (0.03)   (0.03)   (0.03)     (0.01)         (0.01)      (0.03)    (0.03)      (0.03)
  -------     -------   ------   ------   ------     ------        -------     -------   -------     -------
  $  1.00     $  1.00   $ 1.00   $ 1.00   $ 1.00     $ 1.00        $  1.00     $  1.00   $  1.00     $  1.00
  =======     =======   ======   ======   ======     ======        =======     =======   =======     =======
    1.29%       3.17%    3.24%    3.27%    3.39%      2.35%(B)       1.08%       2.75%     2.79%       2.88%(C)
  =======     =======   ======   ======   ======     ======        =======     =======   =======     =======
  $14,568     $13,474   $9,590   $2,340   $  129     $   --        $82,842     $87,852   $63,883     $49,862
    0.64%(A)    0.64%(A) 0.60%(A) 0.62%(A) 0.72%      0.77%          1.05%(A)    1.04%(A)  1.03%(A)    0.97%(A)
    2.54%(A)    3.07%(A) 3.18%(A) 3.12%(A) 3.32%      2.49%          2.14%(A)    2.69%(A)  2.75%(A)    2.72%(A)
       --          --    0.01%    0.05%    0.20%      0.20%             --       0.03%     0.01%       0.05%

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                      INSTITUTIONAL CLASS
                                              -------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED                     YEAR ENDED OCTOBER 31,
                                               APRIL 30,    -----------------------------------------------------
                                                 1999        1998       1997(C)      1996        1995      1994
                                              -----------   -------     -------     -------     -------   -------
                                              (UNAUDITED)
Net asset value, beginning of period........    $  1.00     $  1.00     $  1.00     $  1.00     $  1.00   $  1.00
                                                -------     -------     -------     -------     -------   -------
    Net investment income...................       0.02(A)     0.05(A)     0.05(A)     0.05(A)     0.06      0.04
    Less dividends from net investment
      income................................      (0.02)      (0.05)      (0.05)      (0.05)      (0.06)    (0.04)
                                                -------     -------     -------     -------     -------   -------
Net asset value, end of period..............    $  1.00     $  1.00     $  1.00     $  1.00     $  1.00   $  1.00
                                                =======     =======     =======     =======     =======   =======
Total return................................      2.43%       5.47%       5.36%       5.29%       5.67%     3.70%
                                                =======     =======     =======     =======     =======   =======
Ratios and supplemental data:
    Net assets, end of period (in
      thousands)............................    $35,353     $39,004     $29,946     $25,595     $47,184   $67,607
    Ratios to average net assets
      (annualized):
        Expenses............................      0.18%(A)    0.30%(A)    0.27%(A)   0.32%(A)     0.32%     0.25%
        Net investment income...............      4.80%(A)    5.34%(A)    5.24%(A)   5.16%(A)     5.49%     3.44%

---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services U.S. Government Money Market Portfolio.

(B) Total return for the PlanAhead Class for the period ended October 31, 1994 reflects Institutional Class returns from November 1, 1993 through July 31, 1994 and returns of the PlanAhead Class from August 1, 1994 commencement of operations) through October 31, 1994. Due to the different expense structures between the classes, total return would vary from the results shown had the PlanAhead Class been in operation for the entire year.

(C) Prior to March 1, 1997, the American AAdvantage U.S. Government Money Market Fund was known as the American AAdvantage U.S. Treasury Money Market Fund and operated under different investment policies.

(D) Total return for the Platinum Class for the period ended October 31, 1996 reflects Institutional Class returns from November 1, 1995 through November 6, 1995 and returns of the Platinum Class from November 7, 1995 (commencement of operations) through October 31, 1996. Due to the different expense structures between the classes, total return would vary from the results shown had the Platinum Class been in operation for the entire year.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         PLANAHEAD CLASS                                           PLATINUM CLASS
-----------------------------------------------------------------   ---------------------------------------------
SIX MONTHS                                             AUGUST 1,    SIX MONTHS       YEAR ENDED       NOVEMBER 7,
   ENDED             YEAR ENDED OCTOBER 31,               TO           ENDED         OCTOBER 31,        1995 TO
 APRIL 30,    -------------------------------------   OCTOBER 31,    APRIL 30,    -----------------   OCTOBER 31,
   1999        1998     1997(C)    1996      1995        1994          1999        1998     1997(C)      1996
-----------   -------   -------   -------   -------   -----------   -----------   -------   -------   -----------
(UNAUDITED)                                                         (UNAUDITED)
  $  1.00     $  1.00   $  1.00   $  1.00   $  1.00     $ 1.00        $  1.00     $  1.00   $  1.00     $  1.00
  -------     -------   -------   -------   -------     ------        -------     -------   -------     -------
     0.02(A)     0.05(A)   0.05(A)   0.05(A)   0.05       0.01           0.02(A)     0.05(A)   0.05(A)     0.04(A)
    (0.02)      (0.05)    (0.05)    (0.05)    (0.05)     (0.01)         (0.02)      (0.05)    (0.05)      (0.04)
  -------     -------   -------   -------   -------     ------        -------     -------   -------     -------
  $  1.00     $  1.00   $  1.00   $  1.00   $  1.00     $ 1.00        $  1.00     $  1.00   $  1.00     $  1.00
  =======     =======   =======   =======   =======     ======        =======     =======   =======     =======
    2.25%       5.13%     5.08%     4.94%     5.19%      3.58%(B)       2.02%       4.71%     4.61%()     4.58%(D)
  =======     =======   =======   =======   =======     ======        =======     =======   =======     =======
  $97,444     $99,869   $ 4,046   $ 1,822   $   530     $   --        $81,554     $78,412   $68,439     $52,153
    0.54% (A)   0.57%(A)  0.52%(A)  0.67%(A)  0.76%      0.75%          1.00%(A)    1.01%(A)  0.99%(A)    1.00%(A)
    4.46% (A)   5.01%(A)  5.00%(A)  4.74%(A)  5.19%      3.94%          3.99%(A)    4.62%(A)  4.53%(A)    4.35%(A)

--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                PAR
                                                               AMOUNT       VALUE
                                                              --------    ----------
                                                              (DOLLARS IN THOUSANDS)
REPURCHASE AGREEMENTS (NOTES A AND E) - 7.15%
Goldman Sachs Tri-Party Government Repurchase Agreement,
  4.85%, Due 5/3/1999.......................................  $182,568    $  182,568
                                                                          ----------
    TOTAL REPURCHASE AGREEMENTS.............................                 182,568
                                                                          ----------
BANKERS ACCEPTANCES (NOTE A) - 5.66%
Bank of Tokyo-Mitsubishi, Limited,
  Due 6/1/1999..............................................    36,750        36,596
  Due 6/15/1999.............................................   108,050       107,895
                                                                          ----------
    TOTAL BANKERS ACCEPTANCES...............................                 144,491
                                                                          ----------
CERTIFICATES OF DEPOSIT (NOTE A) - 17.13%
FOREIGN BANKS - 4.70%
Instituto San Paolo DiTorino, Variable Rate, 4.90%, Due
  6/8/1999..................................................    95,000        94,993
AB Spintab, Variable Rate, 4.941%, Due 5/26/1999............    25,000        24,999
                                                                          ----------
    TOTAL FOREIGN BANKS.....................................                 119,992
                                                                          ----------
DOMESTIC BANKS - 12.43%
Banco Popular de Puerto Rico, Variable Rate, 5.688%, Due
  5/10/1999 (Note D)........................................    50,000        50,000
Branch Banking & Trust Company, Variable Rate, 5.056%, Due
  4/28/2000.................................................     9,000         9,011
First Union National Bank, Variable Rate, 4.926%, Due
  4/19/2000.................................................   130,000       130,000
Key Bank, NA, Variable Rate
  4.981%, Due 1/28/2000.....................................    50,000        50,009
  4.97%, Due 2/18/2000......................................    38,000        38,009
  5.00%, Due 4/20/2000......................................    40,000        40,023
                                                                          ----------
    TOTAL DOMESTIC BANKS....................................                 317,052
                                                                          ----------
    TOTAL CERTIFICATES OF DEPOSIT...........................                 437,044
                                                                          ----------
PROMISSORY NOTES (NOTE A) - 24.69%
Combined Insurance Company of America, Variable Rate, 5.10%,
  Due 12/10/1999 (Note C)...................................    50,000        50,000
First Allmerica Financial Life Insurance Company, Variable
  Rate, 5.00%, Due 11/5/1998 (Note C).......................    90,000        90,000
General American Life Insurance Company, Variable Rate,
  5.05%, Due 11/19/1999 (Note B)............................   110,000       110,000
  5.05%, Due 2/9/2000 (Note B)..............................     5,000         5,000
Goldman Sachs Group L.P., Variable Rate, 4.97%, Due
  7/12/1999 (Note B)........................................   120,000       120,000
Jackson National Life Insurance Company, Variable Rate,
  5.04%, Due 9/1/1999 (Note B)..............................   100,000       100,000
Security Life of Denver Insurance Company, Variable Rate,
  5.05%, Due 3/24/2000 (Note C).............................    60,000        60,000
  5.08%, Due 11/19/1999 (Note C)............................    65,000        65,000
Transamerica Life & Annuity Insurance Company, Variable
  Rate, 5.00%, Due 5/14/1999 (Note B).......................    30,000        30,000
                                                                          ----------
    TOTAL OTHER PROMISSORY NOTES............................                 630,000
                                                                          ----------
COMMERCIAL PAPER (NOTE A) - 13.07%
Associates First Capital Corporation,
  4.87%, Due 5/5/1999.......................................    50,000        49,973
  4.75%, Due 7/30/1999......................................    50,000        49,406
BBL North America Funding Corporation, Incorporated, 144a,
  4.83%, Due 7/13/1999 (Note F).............................    50,000        49,510
General Electric Capital Corporation, Variable Rate, 4.94%,
  Due 12/10/1999............................................   140,000       140,000
Merita North America, Incorporated, 4.82%, Due 7/21/1999....    45,000        44,512
                                                                          ----------
    TOTAL COMMERCIAL PAPER..................................                 333,401
                                                                          ----------

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                PAR
                                                               AMOUNT       VALUE
                                                              --------    ----------
                                                              (DOLLARS IN THOUSANDS)
VARIABLE RATE MEDIUM-TERM NOTES (NOTE A) - 32.19%
American Honda Finance Corporation, 144a, (Note F)
  5.00%, Due 2/23/2000......................................  $ 20,000    $   20,000
  4.95%, Due 4/17/2000......................................    65,000        64,982
BankAmerica Corporation,
  5.17%, Due 10/12/1999.....................................    10,000        10,010
  5.04%, Due 10/15/1999.....................................     9,000         9,004
  5.10%, Due 10/18/1999.....................................    20,000        20,015
  5.22%, Due 11/18/1999.....................................    10,000        10,016
Chase Manhattan Corporation, 5.20%, Due 4/20/2000...........    25,000        25,061
Citicorp Incorporated, 4.98%, Due 9/17/1999.................    25,000        25,006
Citigroup, Incorporated, 5.069%, Due 2/3/2000...............    10,000        10,013
Fleet National Bank,
  5.117%, Due 4/26/2000.....................................    30,000        30,049
  5.15%, Due 5/15/2000......................................    50,000        50,108
General Motors Acceptance Corporation,
  5.02%, Due 2/2/2000 (Note C)..............................   115,000       115,000
  4.97%, Due 2/24/2000......................................    10,000        10,001
Goldman Sachs Group, LP, 144a, (Note F)
  5.076%, Due 1/31/2000.....................................    16,000        16,007
  5.074%, Due 2/4/2000......................................     9,000         9,005
J.P. Morgan & Company, Incorporated,
  4.976%, Due 3/2/2000......................................    25,000        25,004
  4.95%, Due 4/6/2000.......................................    25,000        25,002
Morgan Stanley Dean Witter, Discover Company,
  5.06%, Due 2/23/2000......................................    25,000        25,021
  5.074%, Due 2/28/2000.....................................    50,000        50,048
Sanwa Business Credit Corporation, 144a, 5.10%, Due
  5/14/1999 (Notes B and F).................................    50,000        50,000
Wells Fargo & Company, 4.891%, Due 3/10/2000................   135,000       134,938
AB Spintab, 5.03%, Due 12/30/1999...........................    87,000        87,024
                                                                          ----------
TOTAL VARIABLE RATE MEDIUM-TERM NOTES.......................                 821,314
                                                                          ----------
TOTAL INVESTMENTS - 99.89% (COST $2,548,818)................               2,548,818
                                                                          ----------
OTHER ASSETS, NET OF LIABILITIES - 0.11%....................                   2,926
                                                                          ----------
TOTAL NET ASSETS - 100%.....................................              $2,551,744
                                                                          ==========

---------------

Based on the cost of investments of $2,548,818 for federal income tax purposes at April 30, 1999, there was no unrealized appreciation or depreciation of investments.

(A) Rates associated with money market securities represent yield to maturity or yield to next reset date.

(B) Obligation is subject to an unconditional put back to the issuer with seven calendar days notice.

(C) Obligation is subject to an unconditional put back to the issuer with ninety calendar days notice.

(D) Obligation is subject to a credit quality put back to the issuer with seven calendar days notice.

(E) Collateral held at The Bank of New York Company, Incorporated by Federal National Mortgage Association, 6.00% to 6.50%, Due 5/1/2009 to 5/1/2029 and Federal Home Loan Mortgage Corporation, 5.50% to 8.00%, Due 4/1/2006 to 4/1/2029 - Market Value $186,219.

(F) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $209,504 or 8.21% of net assets.

ABBREVIATION:

AB - Company
L.P. - Limited Partnership

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                 PAR
                                                                AMOUNT        VALUE
                                                              ----------    ----------
                                                               (DOLLARS IN THOUSANDS)
MUNICIPAL OBLIGATIONS - 93.72%
COMMERCIAL PAPER (NOTE A) - 18.92%
Carbon County, Pennsylvania Industrial Development Authority
  Resource Recovery Bonds, (Panther Creek Project), Series
  1991A, 3.15%, Due 6/9/1999, LOC National Westminster Bank,
  PLC.......................................................  $    2,000    $    2,000
City of Austin, Texas Combined Utility Systems Commercial
  Paper Notes (Travis and Williamson Counties Project),
  3.05%, Due 6/9/1999, LOC Morgan Guaranty Trust............       4,000         4,000
City of Austin, Texas Combined Utility Systems Commercial
  Paper Notes (Travis and Williamson Counties Project),
  2.75%, Due 6/15/1999, LOC Morgan Guaranty Trust...........       1,200         1,200
The Economic Development Corporation of the Township of
  Cornell Michigan Environmental Improvement Revenue Bonds,
  (Mead-Escanala Paper Company Project), Series 1986, 3.10%,
  Due 7/22/1999, LOC Credit Suisse..........................       3,500         3,500
Montgomery County, Maryland Consolidated Commercial Paper
  Bond Anticipation Notes, Series 1995, 3.10%, Due 5/5/1999
  LOC Union Bank of Switzerland.............................       1,500         1,500
Palm Beach County, Florida Health Facilities Authority
  Pooled Hospital Loan Program, 3.05%, Due 7/7/1999, Bond
  Insurance MBIA, SPA Credit Suisse.........................       2,300         2,300
Palm Beach County, Florida Health Facilities Authority
  Pooled Hospital Loan Program, 2.65%, Due 8/4/1999, Bond
  Insurance MBIA, SPA Credit Suisse.........................       2,500         2,500
Sweetwater County, Wyoming Customized Purchase Pollution
  Control Revenue Refunding Bonds (PacifiCorp Project),
  Series 1988 A, 2.70%, Due 5/7/1999, LOC Union Bank of
  Switzerland...............................................       4,500         4,500
Toledo-Lucas County, Ohio Port Facility Refunding Revenue
  Bonds (CSX Transportation, Incorporated), Series 1992,
  2.70%, Due 5/12/1999, LOC Bank of Nova Scotia.............       1,700         1,700
                                                                            ----------
    TOTAL COMMERCIAL PAPER..................................                    23,200
                                                                            ----------
VARIABLE RATE DEMAND OBLIGATIONS
  (NOTE A) - 74.80%
ARIZONA - 6.77%
Arizona Health Facilities Authority Revenue Bonds (Pooled
  Loan Program), Bond Insurance - FGIC, 4.00%, Due
  10/1/2015, LOC Chase Manhattan Bank.......................       3,495         3,495
Maricopa County, Arizona Pollution Control Corporation
  Pollution Control Revenue Bonds (El Paso Electric Company
  Project, Palo Verde), 3.95%, Due 12/1/2014, LOC Barclays
  Bank......................................................       2,200         2,200
Pima County, Arizona Industrial Development Authority
  (Tucson Electric Power Company Retirement Project), 4.00%,
  Due 10/1/2022, LOC Societe Generale.......................       2,600         2,600
                                                                            ----------
    TOTAL ARIZONA...........................................                     8,295
                                                                            ----------
CALIFORNIA - 1.63%
California Pollution Control Finance Authority Resource
  Recovery Revenue Bonds (Wadham Energy Limited
  Partnership), Series 1987A, 4.10%, Due 1/11/2017, LOC
  Banque Paribas............................................       2,000         2,000
                                                                            ----------
    TOTAL CALIFORNIA........................................                     2,000
                                                                            ----------
COLORADO - 1.55%
Moffat County, Colorado Pollution Control Revenue Bonds (Ute
  Electric Company Project), Bond Insurance - AMBAC
  Indemnity Corporation, Series 1984, 4.05%, Due 7/1/2010,
  SPA Societe Generale......................................       1,900         1,900
                                                                            ----------
    TOTAL COLORADO..........................................                     1,900
                                                                            ----------
DISTRICT OF COLUMBIA - 0.57%
District of Columbia General Obligation Bonds, Series B-1,
  4.40%, Due 6/1/2003, LOC Societe Generale.................         700           700
                                                                            ----------
    TOTAL DISTRICT OF COLUMBIA..............................                       700
                                                                            ----------
FLORIDA - 2.41%
Broward County, Florida Housing Finance Authority
  Multifamily Housing Revenue Bonds (Welleby Apartments
  Project), 3.90%, Due 12/1/2006, LOC Bank of America.......       2,950         2,950
                                                                            ----------
    TOTAL FLORIDA...........................................                     2,950
                                                                            ----------

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                 PAR
                                                                AMOUNT        VALUE
                                                              ----------    ----------
                                                               (DOLLARS IN THOUSANDS)
GEORGIA - 2.85%
Thomaston-Upson County Industrial Development Revenue
  Authority (Yamaha Music Manufacturing, Incorporated
  Project), Series 1988, 5.05%, Due 8/1/2018, LOC Bank of
  Tokyo-Mitsubishi, Limited.................................  $    3,500    $    3,500
                                                                            ----------
    TOTAL GEORGIA...........................................                     3,500
                                                                            ----------
ILLINOIS - 3.51%
City of Chicago, Illinois Multi-Family Housing Revenue Bonds
  (Waveland Associates Project), Series 1985 A, 4.00%, Due
  11/1/2010, LOC Union Bank of Switzerland..................       1,500         1,500
Illinois Development Finance Authority (Illinois Power
  Project), Series 1987B, 3.80%, Due 3/1/2017, LOC Bank of
  Tokyo-Mitsubishi, Limited.................................         900           900
Illinois Health Facilities Authority (Loyola University
  Health System B Revenue Bonds), Bond Insurance - MBIA,
  3.85%, Due 7/1/2024, SPA Credit Suisse....................       1,900         1,900
                                                                            ----------
    TOTAL ILLINOIS..........................................                     4,300
                                                                            ----------
INDIANA - 0.82%
Fort Wayne, Indiana Industrial Economic Development Revenue
  Bonds (ND-Tech Corporation Project), Series 1989, 4.10%,
  Due 7/1/2009, LOC Societe Generale........................       1,000         1,000
                                                                            ----------
    TOTAL INDIANA...........................................                     1,000
                                                                            ----------
IOWA - 1.51%
Dubuque, Iowa Industrial Development Revenue Bonds (Swiss
  Valley Farms Company Project), Series 1987, 4.05%, Due
  12/1/2001, LOC Rabobank Nederland Bank....................         950           950
Polk County, Iowa Hospital Equipment and Improvement, Bond
  Insurance - MBIA, 4.00%, Due 12/1/2005, SPA Bank of New
  York Company, Incorporate.................................         905           905
                                                                            ----------
    TOTAL IOWA..............................................                     1,855
                                                                            ----------
LOUISIANA - 1.75%
Jefferson Parish, Louisiana Hospital District #1 (West
  Jefferson Medical Center Project), Series 1986, 4.00%, Due
  1/1/2026, LOC Rabobank Nederland Bank.....................       1,185         1,185
Louisiana Public Facilities Finance Authority (College &
  University Equipment & Capital Facilities Revenue Bonds),
  Bond Insurance - FGIC, Series 1985, 4.00%, Due 9/1/2010,
  LOC Societe Generale......................................         965           965
                                                                            ----------
    TOTAL LOUISIANA.........................................                     2,150
                                                                            ----------
MINNESOTA - 1.63%
Steele County, Minnesota Industrial Development Authority
  Revenue Bonds (Blount Incorporated Project), 4.15%, Due
  12/1/2004, LOC Bank of America............................       2,000         2,000
                                                                            ----------
    TOTAL MINNESOTA.........................................                     2,000
                                                                            ----------
MISSOURI - 4.49%
Missouri Higher Education Loan Authority Revenue Bonds,
  Series 1988A, 4.10%, Due 6/1/2017, LOC National
  Westminster Bank, PLC.....................................       5,500         5,500
                                                                            ----------
    TOTAL MISSOURI..........................................                     5,500
                                                                            ----------
NEVADA - 3.55%
Nevada Housing Division Multi-Unit Housing Revenue Bonds
  (Oakmont at Reno Project), 4.20%, Due 5/1/2026, LOC Banque
  Paribas...................................................       4,350         4,350
                                                                            ----------
    TOTAL NEVADA............................................                     4,350
                                                                            ----------
NEW YORK - 1.63%
New York State Dormitory Authority Revenue Bonds (Miriam
  Osborne Memorial Home Project), 3.90%, Due 7/01/2024, LOC
  Banque Paribas............................................       2,000         2,000
                                                                            ----------
    TOTAL NEW YORK..........................................                     2,000
                                                                            ----------
OHIO - 2.69%
Ohio State Air Quality Development Authority Revenue Bonds
  (JMG-Funding Limited Partnership Project), Series 1994A,
  3.95%, Due 4/01/2029, LOC Societe Generale................       3,300         3,300
                                                                            ----------
    TOTAL OHIO..............................................                     3,300
                                                                            ----------

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                 PAR
                                                                AMOUNT        VALUE
                                                              ----------    ----------
                                                               (DOLLARS IN THOUSANDS)
OREGON - 2.45%
State of Oregon (Toyo Tanso USA), Series CXLVII, 3.98%, Due
  2/1/2012, LOC Bank of Tokyo-Mitsubishi, Limited...........  $    3,000    $    3,000
                                                                            ----------
    TOTAL OREGON............................................                     3,000
                                                                            ----------
PENNSYLVANIA - 11.81%
Delaware Valley, Pennsylvania Regional Finance Authority
  Local Government Revenue Bonds, Series D, 3.90%, Due
  12/1/2020.................................................       2,000         2,000
Gettysburg Area Industrial Development Authority Refunding
  Bonds (Dal-Tile Corporation), Series 1987B, 4.10%, Due
  3/1/2004, LOC Credit Suisse...............................       1,155         1,155
Northumberland County, Pennsylvania Industrial Development
  Authority Resource Recovery Revenue Bonds (Foster Wheeler
  Mt. Carmel, Incorporated Project), Series 1987A, 4.05%,
  Due 2/1/2010, LOC Union Bank of Switzerland...............       1,000         1,000
Northumberland County, Pennsylvania Industrial Development
  Authority Resource Recovery Revenue Bonds (Foster Wheeler
  Mt. Carmel, Incorporated Project), Series 1987B, 4.05%,
  Due 2/1/2010, LOC Union Bank of Switzerland...............       1,120         1,120
Philadelphia, Pennsylvania Water and Wastewater Revenue
  Bonds, Bond Insurance - AMBAC Indemnity Corporation,
  Series B, 3.85%, Due 8/1/2027, SPA Commerzbank AG.........       6,000         6,000
Schuykill County, Pennsylvania Industrial Development
  Authority Revenue Bonds, 3.90%, Due 12/1/2002, LOC Mellon
  Bank, N.A.................................................       3,200         3,200
                                                                            ----------
    TOTAL PENNSYLVANIA......................................                    14,475
                                                                            ----------
SOUTH CAROLINA - 0.98%
Florence County, South Carolina Solid Waste Disposal and
  Wastewater Treatment Center Revenue Bonds (Roche Carolina
  Incorporated Project), 4.30%, Due 4/1/2027, LOC Union Bank
  of Switzerland............................................       1,200         1,200
                                                                            ----------
    TOTAL SOUTH CAROLINA....................................                     1,200
                                                                            ----------
TEXAS - 6.62%
Bexar County, Texas Health Facilities Development
  Corporation (Army Retirement Community), Series B, 3.60%,
  Due 7/01/2011, LOC Rabobank Nederland Bank................       2,925         2,925
Texas Higher Education Authority, Incorporated Educational
  Facilities Revenue Bonds, Series 1985 B, 4.00%, Due
  12/1/2025, Bond Insurance FGIC............................       1,195         1,195
Texas Small Business Industrial Development Corporation
  Revenue Bond (Texas Public Facilities Capital Access),
  4.05%, Due 7/1/2026, LOC National Westminster Bank, PLC...       4,000         4,000
                                                                            ----------
    TOTAL TEXAS.............................................                     8,120
                                                                            ----------
UTAH - 3.26%
Utah State Board of Regents Student Loan Revenue Bonds, Bond
  Insurance - AMBAC Indemnity Corporation, Series 1988C,
  4.10%, Due 11/1/2013, SPA Dresdner Bank AG................       1,000         1,000
Utah Student Board of Regents Student Loan Revenue Bonds,
  Bond Insurance - AMBAC Indemnity Corporation, Series B,
  4.00%, Due 11/1/2000, SPA Dresdner Bank AG................       3,000         3,000
                                                                            ----------
    TOTAL UTAH..............................................                     4,000
                                                                            ----------
VERMONT - 1.22%
Vermont, Industrial Development Authority (Ryegate Project),
  Series 1990, 4.105%, Due 12/1/2015, LOC ABN/AMRO Holding,
  NV........................................................       1,500         1,500
                                                                            ----------
    TOTAL VERMONT...........................................                     1,500
                                                                            ----------
WASHINGTON - 8.97%
Pierce County, Washington Economic Development Corporation
  Dock & Warf Facilities Revenue Bonds (SCS Industries
  Project), Series 1995, 4.10%, Due 7/1/2030, LOC Bank of
  Nova Scotia...............................................       3,585         3,585
Port Kalama, Washington Public Corp Port Facility Revenue
  Bonds (Con Agra Incorporated Project), 4.05%, Due
  1/1/2004, LOC Morgan Guaranty Trust.......................       1,265         1,265
Port of Vancouver Washington Adjustable Tender Refunding
  Revenue Bonds United Grain Corporation of Oregon Project,
  Series 1984, 3.90%, Due 12/1/2009, LOC Bank of America....       3,100         3,100
Washington State Housing Finance Authority, Community
  Nonprofit Housing Revenue Bonds (Nikkei Manor Project),
  3.95%, Due 10/1/2021, LOC Bank of America.................       3,050         3,050
                                                                            ----------
    TOTAL WASHINGTON........................................                    11,000
                                                                            ----------

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                 PAR
                                                                AMOUNT        VALUE
                                                              ----------    ----------
                                                               (DOLLARS IN THOUSANDS)
WEST VIRGINIA - 0.91%
Marion County, West Virginia Solid Waste Disposal Facility
  Revenue Bonds, Series 1990B, 4.10%, Due 10/1/2017, LOC
  National Westminster Bank, PLC............................  $      115    $      115
Marion County, West Virginia Solid Waste Disposal Facility
  Revenue Bonds, Series 1990C, 4.10%, Due 10/1/2017,
  National Westminster Bank, PLC............................       1,000         1,000
                                                                            ----------
    TOTAL WEST VIRGINIA.....................................                     1,115
                                                                            ----------
WISCONSIN - 1.22%
Wisconsin State Health and Education Facilities Authority
  Revenue Bonds (Felician Services Project), Bond
  Insurance - AMBAC Indemnity Corporation, Series A, 4.00%,
  Due 1/1/2020, SPA First Chicago NBD Corporation...........       1,500         1,500
                                                                            ----------
    TOTAL WISCONSIN.........................................                     1,500
                                                                            ----------
    TOTAL VARIABLE RATE DEMAND OBLIGATIONS..................                    91,710
                                                                            ----------
TOTAL MUNICIPAL OBLIGATIONS.................................                   114,910
                                                                            ----------

                                                                SHARES
                                                              ----------
                                                              ----------    ----------
                                                               (DOLLARS IN THOUSANDS)
OTHER INVESTMENTS - 5.14%
Alliance Capital Management Institutional Reserves Tax-Free
  Portfolio (#38)...........................................   4,949,249         4,949
Dreyfus Municipal Cash Management Plus......................   1,347,152         1,347
                                                                            ----------
TOTAL OTHER INVESTMENTS.....................................                     6,296
                                                                            ----------
TOTAL INVESTMENTS - 98.86% (COST $121,206)..................                   121,206
                                                                            ----------
OTHER ASSETS, NET OF LIABILITIES - 1.14%....................                     1,396
                                                                            ----------
TOTAL NET ASSETS - 100%.....................................                $  122,602
                                                                            ==========

---------------

Based on the cost of investments of $121,206 for federal income tax purposes at April 30, 1999, there was no unrealized appreciation or depreciation of investments.

(A) Rates associated with money market securities represent yield to maturity or yield to next reset date.

ABBREVIATIONS:

AG - Company
FGIC - Financial Guaranty Insurance Company
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance
NV - Company
PLC - Public Limited Corporation
SPA - Support Agreement

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                PAR
                                                               AMOUNT        VALUE
                                                              --------     ---------
                                                              (DOLLARS IN THOUSANDS)
U.S. GOVERNMENT REPURCHASE AGREEMENTS (NOTE A) - 38.85%
Goldman Sachs Tri-Party Government Repurchase Agreement,
  4.85%, Due 5/3/1999 (Collateral held at The Bank of New
  York Company, Incorporated by Federal National Mortgage
  Association, 7.50%, Due 5/1/2027 and Federal Home Loan
  Mortgage Corporation 6.50%, Due 1/1/2005 through Federal
  Home Loan Mortgage Corporation 7.00%, Due
  3/1/2029 -- Market Value -- $97,408)......................  $95,498      $ 95,498
                                                                           --------
    TOTAL U.S. GOVERNMENT REPURCHASE AGREEMENTS.............                 95,498
                                                                           --------
U.S. GOVERNMENT AGENCY INSTRUMENTS (NOTE A) - 40.66%
Federal Home Loan Bank, Variable Rate, 4.78%, Due
  5/27/1999.................................................   25,000        24,999
  4.76%, Due 2/3/2000.......................................   25,000        24,991
Federal National Mortgage Association, 4.77%, Due
  5/5/2000..................................................   25,000        24,989
Student Loan Marketing Association, Variable Rate, 4.76%,
  Due 2/7/2000..............................................   25,000        24,990
                                                                           --------
    TOTAL U.S. GOVERNMENT AGENCY INSTRUMENTS................                 99,969
                                                                           --------
TOTAL INVESTMENTS - 79.51% (COST $195,467)..................                195,467
                                                                           --------
OTHER ASSETS, NET OF LIABILITIES - 20.49%...................                 50,380
                                                                           --------
TOTAL NET ASSETS - 100%.....................................               $245,847
                                                                           ========

---------------

Based on the cost of investments of $195,467 for federal income tax purposes at April 30, 1999, there was no unrealized appreciation or depreciation of investments.

(A) Rates associated with money market securities represent yield to maturity, or yield to next reset date.

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                MONEY        MUNICIPAL      U.S. GOVERNMENT
                                                                MARKET      MONEY MARKET     MONEY MARKET
                                                              ----------    ------------    ---------------
                                                                             (IN THOUSANDS)
ASSETS:
    Investments in securities at value (cost - $2,548,818;
      $121,206; $195,467, respectively)*....................  $2,548,818      $121,206         $195,467
    Dividends and interest receivable.......................      13,186           414              790
    Receivable for investments sold.........................           -         1,000           74,630
    Other Assets............................................         246             -                -
                                                              ----------      --------         --------
        TOTAL ASSETS........................................   2,562,250       122,620          270,887
                                                              ----------      --------         --------
LIABILITIES:
    Payable for investments purchased.......................      10,013             -           24,989
    Management and investment advisory fees payable (Note
      2)....................................................         210             8               20
    Accrued organization costs..............................          11            10               15
    Other liabilities.......................................         272             -               16
                                                              ----------      --------         --------
        TOTAL LIABILITIES...................................      10,506            18           25,040
                                                              ----------      --------         --------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS....  $2,551,744      $122,602         $245,847
                                                              ==========      ========         ========

---------------

* Includes repurchase agreements of $182,568 and $95,498 for the Money Market and U.S. Government Money Market Portfolios, respectively.

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF OPERATIONS
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                             U.S.
                                                               MONEY      MUNICIPAL       GOVERNMENT
                                                              MARKET     MONEY MARKET    MONEY MARKET
                                                              -------    ------------    ------------
                                                                  (IN THOUSANDS, EXCEPT SHARE AND
                                                                        PER SHARE AMOUNTS)
INVESTMENT INCOME:
    Interest income.........................................  $67,591       $2,128          $6,356
                                                              -------       ------          ------
        TOTAL INVESTMENT INCOME.............................   67,591        2,128           6,356
                                                              -------       ------          ------
EXPENSES:
    Management and investment advisory fees (Note 2)........    1,301           67             127
    Custodian fees..........................................       24           31              14
    Professional fees.......................................       32            2               4
    Other expenses..........................................       60            4               7
                                                              -------       ------          ------
        TOTAL EXPENSES......................................    1,417          104             152
                                                              -------       ------          ------
NET INVESTMENT INCOME.......................................   66,174        2,024           6,204
                                                              -------       ------          ------
REALIZED GAIN ON INVESTMENTS:
    Net realized gain on investments........................       23            -               5
                                                              -------       ------          ------
        NET GAIN ON INVESTMENTS.............................       23            -               5
                                                              -------       ------          ------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $66,197       $2,024          $6,209
                                                              =======       ======          ======

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                             U.S. GOVERNMENT
                                                      MONEY MARKET           MUNICIPAL MONEY MARKET           MONEY MARKET
                                               --------------------------   -------------------------   -------------------------
                                               SIX MONTHS                   SIX MONTHS                  SIX MONTHS
                                                  ENDED                        ENDED                       ENDED
                                                APRIL 30,     YEAR ENDED     APRIL 30,    YEAR ENDED     APRIL 30,    YEAR ENDED
                                                  1999       OCTOBER 31,       1999       OCTOBER 31,      1999       OCTOBER 31,
                                               (UNAUDITED)       1998       (UNAUDITED)      1998       (UNAUDITED)      1998
                                               -----------   ------------   -----------   -----------   -----------   -----------
                                                                                 (IN THOUSANDS)
INCREASE IN NET ASSETS:
OPERATIONS:
   Net investment income.....................  $    66,174   $    118,252    $   2,024     $   4,395     $   6,204     $   9,710
   Net realized gain on investments..........           23             41            -            12             5             -
                                               -----------   ------------    ---------     ---------     ---------     ---------
       TOTAL INCREASE IN NET ASSETS RESULTING
        FROM OPERATIONS......................       66,197        118,293        2,024         4,407         6,209         9,710
                                               -----------   ------------    ---------     ---------     ---------     ---------
TRANSACTIONS IN INVESTORS' BENEFICIAL
 INTERESTS:
   Contributions.............................    6,134,029      5,610,180      184,994       168,434       322,026       319,177
   Withdrawals...............................   (6,114,676)    (5,233,609)    (191,421)     (146,527)     (334,451)     (208,604)
                                               -----------   ------------    ---------     ---------     ---------     ---------
       NET INCREASE (DECREASE) IN NET ASSETS
        RESULTING FROM TRANSACTIONS IN
        INVESTORS' BENEFICIAL INTERESTS......       19,353        376,571       (6,427)       21,907       (12,425)      110,573
                                               -----------   ------------    ---------     ---------     ---------     ---------
NET INCREASE (DECREASE) IN NET ASSETS........       85,550        494,864       (4,403)       26,314        (6,216)      120,283
                                               -----------   ------------    ---------     ---------     ---------     ---------
NET ASSETS:
   BEGINNING OF PERIOD.......................    2,466,194      1,971,330      127,005       100,691       252,063       131,780
                                               -----------   ------------    ---------     ---------     ---------     ---------
   END OF PERIOD.............................  $ 2,551,744   $  2,466,194    $ 122,602     $ 127,005     $ 245,847     $ 252,063
                                               ===========   ============    =========     =========     =========     =========
---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS:
---------------------------------------------------------------------------------------------------------------------------------
RATIOS:
   Expenses to average net assets
     (annualized)............................        0.11%          0.16%        0.16%         0.19%         0.12%         0.17%
   Net investment income to average net
     assets (annualized).....................        5.09%          5.56%        3.03%         3.55%         4.87%         5.45%

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     AMR Investment Services Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company which was organized as a trust under the laws of the State of New York pursuant to a Declaration of Trust dated as of June 27, 1995 and amended on August 11, 1995. Beneficial interests in the Trust are divided into separate series, each having distinct investment objectives and policies. These financial statements relate to the AMR Investment Services Money Market Portfolio, the AMR Investment Services Municipal Money Market Portfolio and the AMR Investment Services U.S. Government Money Market Portfolio (each a "Portfolio" and collectively the "Portfolios"). The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other. The Trust commenced active operations on November 1, 1995.

     AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

     The following is a summary of the significant accounting policies followed by the Portfolios.

  Security Valuation

     Securities of the portfolio are valued using the amortized cost method. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Money Market Portfolios, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation which the Board believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action which should be initiated.

  Security Transactions and Investment Income

     Security transactions are recorded on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date except certain dividends from foreign securities which are recorded as soon as the information is available to the Portfolios. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

  Federal Income and Excise Taxes

     The Portfolios will be treated as partnerships for federal income tax purposes. As such, each investor in a Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that each Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of sub-chapter M of the Internal Revenue Code.

  Repurchase Agreements

     Under the terms of a repurchase agreement, securities are acquired by a Portfolio from a securities dealer or a bank which are subject to resale at a later date. Repurchase agreements are

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

fully collateralized by U.S. Treasury or Government agency securities. All collateral is held at the Portfolio's custodian bank, State Street Bank and Trust Company, or at subcustodian banks. The collateral is monitored daily by each Portfolio so that the collateral's market value exceeds the carrying value of the repurchase agreement.

  Deferred Organization Expenses

     Expenses incurred by a Portfolio in connection with its organization are being amortized on a straight-line basis over a five-year period.

  Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

2.   TRANSACTIONS WITH AFFILIATES

  Management Agreement

     The Trust and the Manager are parties to a Management Agreement which obligates the Manager to provide or oversee the provision of all administrative, investment advisory and portfolio management services. The Manager serves as the sole investment adviser to each of the Portfolios. As compensation for performing the duties required under the Management Agreement, the Manager receives from Portfolios .15% of the average daily net assets of each of the Portfolios.

  Other

     Certain officers or trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. However, the Trust compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel. For the six months ended April 30, 1999, the cost of air transportation was not material to any of the Portfolios.

                             See accompanying notes
--------------------------------------------------------------------------------

                        [AMERICAN AADVANTAGE FUNDS(R) LOGO]

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS:

BY E-MAIL:                              ON THE INTERNET:
american_aadvantagefunds@amrcorp.com    Visit our website at www.aafunds.com

                           -- INSTITUTIONAL CLASS --

                            -- PLATINUM CLASS(sm) --

BY TELEPHONE:                           BY MAIL:
Call (800) 967-9009                     American AAdvantage Funds
                                        P.O. Box 619003
                                        DFW Airport, TX 75261-9003

                            -- PLANAHEAD CLASS(R) --

BY TELEPHONE:                           BY MAIL:
Call (800) 388-3344                     American AAdvantage Funds
                                        P.O. Box 419643
                                        Kansas City, MS 64141-6643

FUND SERVICE PROVIDERS:

CUSTODIAN                TRANSFER AGENT           INDEPENDENT AUDITORS
STATE STREET BANK        NATIONAL FINANCIAL       ERNST & YOUNG LLP
AND TRUST                DATA SERVICES            Dallas, Texas
Boston, Massachusetts    Kansas City, Missouri

DISTRIBUTOR
SWS FINANCIAL SERVICES
Dallas, Texas


This report is prepared for shareholders of the American AAdvantage Funds included herein and may be distributed to others only if preceded or accompanied by a current prospectus.